UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021—March 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2022
Vanguard Short-Term Inflation-Protected Securities Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Inflation-Protected Securities Index Fund
Investor Shares	$1,000.00	$1,007.80	$0.70
ETF Shares	1,000.00	1,008.40	0.20
Admiral™ Shares	1,000.00	1,008.60	0.30
Institutional Shares	1,000.00	1,008.30	0.20
Based on Hypothetical 5% Yearly Return
Short-Term Inflation-Protected Securities Index Fund
Investor Shares	$1,000.00	$1,024.23	$0.71
ETF Shares	1,000.00	1,024.73	0.20
Admiral Shares	1,000.00	1,024.63	0.30
Institutional Shares	1,000.00	1,024.73	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.04% for ETF Shares, 0.06% for Admiral Shares and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Short-Term Inflation-Protected Securities Index Fund
Distribution by Stated Maturity
As of March 31, 2022
Under 1 Year	17.3%
1 - 2 Years	18.1
2 - 3 Years	22.5
3 - 4 Years	21.6
4 - 5 Years	20.5
The table reflects the fund’s investments, except for short-term investments. The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Short-Term Inflation-Protected Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.9%)
U.S. Government Securities (99.9%)
United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	3,264,721	3,275,943
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	3,153,193	3,236,457
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	3,864,966	3,996,013
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	3,298,982	3,433,519
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	3,710,388	3,887,791
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	3,532,583	3,708,108
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,983,386	2,080,076
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	3,207,085	3,357,918
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	2,861,116	2,986,737
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	2,933,165	3,070,199
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,999,193	2,214,731
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	2,343,856	2,443,836
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	3,231,016	3,410,741
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,851,352	2,983,227
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,713,350	2,885,478
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,291,460	1,442,601
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	2,212,890	2,306,246
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,701,692	2,830,866
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	3,047,747	3,193,468
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	2,556,683	2,700,496
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,247,570	1,441,918
Total U.S. Government and Agency Obligations (Cost $60,451,869)				60,886,369
4

Short-Term Inflation-Protected Securities Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $19,505)	0.312%	195,098	19,508
Total Investments (99.9%) (Cost $60,471,374)				60,905,877
Other Assets and Liabilities—Net (0.1%)				49,137
Net Assets (100%)				60,955,014
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $60,451,869)	60,886,369
Affiliated Issuers (Cost $19,505)	19,508
Total Investments in Securities	60,905,877
Investment in Vanguard	2,057
Receivables for Accrued Income	65,919
Receivables for Capital Shares Issued	30,925
Total Assets	61,004,778
Liabilities
Payables for Investment Securities Purchased	4
Payables for Capital Shares Redeemed	29,246
Payables for Distributions	19,238
Payables to Vanguard	1,276
Total Liabilities	49,764
Net Assets	60,955,014
6

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities (continued)
At March 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	60,296,669
Total Distributable Earnings (Loss)	658,345
Net Assets	60,955,014

Investor Shares—Net Assets
Applicable to 342,625 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,701
Net Asset Value Per Share—Investor Shares	$25.39

ETF Shares—Net Assets
Applicable to 395,813,581 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,250,864
Net Asset Value Per Share—ETF Shares	$51.16

Admiral Shares—Net Assets
Applicable to 900,226,013 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,889,062
Net Asset Value Per Share—Admiral Shares	$25.43

Institutional Shares—Net Assets
Applicable to 699,819,784 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,806,387
Net Asset Value Per Share—Institutional Shares	$25.44

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Inflation-Protected Securities Index Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Interest[1]	1,359,001
Total Income	1,359,001
Expenses
The Vanguard Group—Note B
Investment Advisory Services	974
Management and Administrative—Investor Shares	3,372
Management and Administrative—ETF Shares	2,842
Management and Administrative—Admiral Shares	3,897
Management and Administrative—Institutional Shares	2,634
Marketing and Distribution—Investor Shares	278
Marketing and Distribution—ETF Shares	346
Marketing and Distribution—Admiral Shares	518
Marketing and Distribution—Institutional Shares	454
Custodian Fees	109
Shareholders’ Reports—Investor Shares	24
Shareholders’ Reports—ETF Shares	251
Shareholders’ Reports—Admiral Shares	111
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	15
Other Expenses	12
Total Expenses	15,838
Net Investment Income	1,343,163
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	37,081
Futures Contracts	(597)
Realized Net Gain (Loss)	36,484
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(929,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	450,427
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $213,000, ($8,000), $13,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $53,089,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Inflation-Protected Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,343,163	2,145,662
Realized Net Gain (Loss)	36,484	2,883
Change in Unrealized Appreciation (Depreciation)	(929,220)	254,644
Net Increase (Decrease) in Net Assets Resulting from Operations	450,427	2,403,189
Distributions
Investor Shares	(141,049)	(267,087)
ETF Shares	(645,880)	(276,171)
Admiral Shares	(491,378)	(421,435)
Institutional Shares	(479,394)	(511,461)
Total Distributions	(1,757,701)	(1,476,154)
Capital Share Transactions
Investor Shares	(7,646,006)	(405,652)
ETF Shares	3,573,318	7,596,315
Admiral Shares	9,291,769	5,184,660
Institutional Shares	1,898,450	4,141,108
Net Increase (Decrease) from Capital Share Transactions	7,117,531	16,516,431
Total Increase (Decrease)	5,810,257	17,443,466
Net Assets
Beginning of Period	55,144,757	37,701,291
End of Period	60,955,014	55,144,757

See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.90	$25.41	$24.57	$24.23	$24.77	$24.83
Investment Operations
Net Investment Income[1]	.493	1.099	.272	.483	.669	.312
Net Realized and Unrealized Gain (Loss) on Investments	(.290)	.258	.862	.324	(.448)	(.237)
Total from Investment Operations	.203	1.357	1.134	.807	.221	.075
Distributions
Dividends from Net Investment Income	(.713)	(.867)	(.294)	(.467)	(.761)	(.135)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.713)	(.867)	(.294)	(.467)	(.761)	(.135)
Net Asset Value, End of Period	$25.39	$25.90	$25.41	$24.57	$24.23	$24.77
Total Return[2]	0.78%	5.38%	4.64%	3.36%	0.91%	0.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$7,825	$8,063	$7,014	$6,679	$5,904
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.82%	4.25%	1.09%	1.98%	2.73%	1.26%
Portfolio Turnover Rate[3]	11%	19%	37%	26%	25%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$52.56	$50.99	$49.03	$48.34	$49.41	$49.59
Investment Operations
Net Investment Income[1]	1.193	2.562	.634	1.003	1.358	.671
Net Realized and Unrealized Gain (Loss) on Investments	(.761)	.195	1.677	.652	(.869)	(.477)
Total from Investment Operations	.432	2.757	2.311	1.655	.489	.194
Distributions
Dividends from Net Investment Income	(1.832)	(1.187)	(.351)	(.965)	(1.559)	(.374)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.832)	(1.187)	(.351)	(.965)	(1.559)	(.374)
Net Asset Value, End of Period	$51.16	$52.56	$50.99	$49.03	$48.34	$49.41
Total Return	0.84%	5.48%	4.74%	3.46%	1.01%	0.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,251	$17,203	$9,217	$6,884	$5,453	$3,881
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	4.64%	4.95%	1.27%	2.07%	2.81%	1.35%
Portfolio Turnover Rate[2]	11%	19%	37%	26%	25%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.93	$25.44	$24.60	$24.25	$24.79	$24.88
Investment Operations
Net Investment Income[1]	.616	1.257	.294	.500	.692	.338
Net Realized and Unrealized Gain (Loss) on Investments	(.393)	.123	.860	.332	(.450)	(.241)
Total from Investment Operations	.223	1.380	1.154	.832	.242	.097
Distributions
Dividends from Net Investment Income	(.723)	(.890)	(.314)	(.482)	(.782)	(.187)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.723)	(.890)	(.314)	(.482)	(.782)	(.187)
Net Asset Value, End of Period	$25.43	$25.93	$25.44	$24.60	$24.25	$24.79
Total Return[2]	0.86%	5.47%	4.72%	3.46%	1.00%	0.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,889	$13,879	$8,541	$7,333	$6,525	$5,078
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	4.77%	4.84%	1.18%	2.06%	2.81%	1.35%
Portfolio Turnover Rate[3]	11%	19%	37%	26%	25%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.95	$25.46	$24.62	$24.27	$24.81	$24.90
Investment Operations
Net Investment Income[1]	.593	1.219	.306	.517	.696	.333
Net Realized and Unrealized Gain (Loss) on Investments	(.378)	.166	.853	.319	(.449)	(.225)
Total from Investment Operations	.215	1.385	1.159	.836	.247	.108
Distributions
Dividends from Net Investment Income	(.725)	(.895)	(.319)	(.486)	(.787)	(.198)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.725)	(.895)	(.319)	(.486)	(.787)	(.198)
Net Asset Value, End of Period	$25.44	$25.95	$25.46	$24.62	$24.27	$24.81
Total Return	0.83%	5.49%	4.73%	3.48%	1.02%	0.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,806	$16,238	$11,880	$9,967	$8,067	$6,986
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.59%	4.69%	1.22%	2.08%	2.83%	1.37%
Portfolio Turnover Rate[2]	11%	19%	37%	26%	25%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Short-Term Inflation-Protected Securities Index Fund
Notes to Financial Statements
Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2022.
14

Short-Term Inflation-Protected Securities Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in
15

Short-Term Inflation-Protected Securities Index Fund
Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,057,000, representing less than 0.01% of the fund’s net assets and 0.82% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	60,886,369	—	60,886,369
Temporary Cash Investments	19,508	—	—	19,508
Total	19,508	60,886,369	—	60,905,877
16

Short-Term Inflation-Protected Securities Index Fund
D.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	60,492,007
Gross Unrealized Appreciation	907,236
Gross Unrealized Depreciation	(493,366)
Net Unrealized Appreciation (Depreciation)	413,870
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2021, the fund had available capital losses totaling $181,451,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended March 31, 2022, the fund purchased $13,923,890,000 of investment securities and sold $8,309,414,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,567,846,000 and $1,925,888,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2022, such purchases were $327,135,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	584,749	22,885	608,187	23,656
Issued in Lieu of Cash Distributions	141,049	5,503	267,087	10,333
Redeemed	(8,371,804)	(330,175)	(1,280,926)	(49,175)
Net Increase (Decrease)—Investor Shares	(7,646,006)	(301,787)	(405,652)	(15,186)
ETF Shares
Issued	5,514,922	106,556	8,003,265	154,398
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,941,604)	(38,050)	(406,950)	(7,875)
Net Increase (Decrease)—ETF Shares	3,573,318	68,506	7,596,315	146,523
17

Short-Term Inflation-Protected Securities Index Fund
	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	11,732,799	459,464	6,262,818	241,067
Issued in Lieu of Cash Distributions	446,928	17,488	381,191	14,717
Redeemed	(2,887,958)	(111,924)	(1,459,349)	(56,287)
Net Increase (Decrease)—Admiral Shares	9,291,769	365,028	5,184,660	199,497
Institutional Shares
Issued	2,753,981	106,864	5,370,011	206,636
Issued in Lieu of Cash Distributions	471,628	18,427	503,632	19,434
Redeemed	(1,327,159)	(51,185)	(1,732,535)	(67,005)
Net Increase (Decrease)—Institutional Shares	1,898,450	74,106	4,141,108	159,065
At March 31, 2022, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 40% of the fund's net assets. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Short-Term Inflation-Protected Securities Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2012; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
19

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Short-Term Inflation-Protected Securities Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q19672 052022

Semiannual Report  |  March 31, 2022
Vanguard Core Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Core Bond Fund
Investor Shares	$1,000.00	$938.90	$0.97
Admiral™ Shares	1,000.00	939.30	0.48
Based on Hypothetical 5% Yearly Return
Core Bond Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.43	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Core Bond Fund
Fund Allocation
As of March 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	35.1
Floating Rate Loan Interests	0.1
Sovereign Bonds	3.9
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	58.5
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Core Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (58.3%)
U.S. Government Securities (40.4%)
[1]	United States Treasury Note/Bond	0.125%	1/31/23	25,000	24,699
	United States Treasury Note/Bond	0.125%	2/28/23	75,000	73,980
	United States Treasury Note/Bond	2.500%	3/31/23	30,000	30,230
	United States Treasury Note/Bond	0.125%	7/31/23	38,800	37,818
	United States Treasury Note/Bond	0.250%	9/30/23	60,000	58,341
	United States Treasury Note/Bond	0.125%	10/15/23	90,000	87,230
	United States Treasury Note/Bond	0.500%	11/30/23	100,000	97,203
	United States Treasury Note/Bond	2.250%	3/31/24	100,000	99,859
	United States Treasury Note/Bond	2.250%	4/30/24	56,000	55,851
	United States Treasury Note/Bond	1.750%	6/30/24	88,000	86,721
	United States Treasury Note/Bond	1.000%	12/15/24	210,000	201,797
	United States Treasury Note/Bond	1.500%	2/15/25	65,000	63,192
	United States Treasury Note/Bond	0.250%	7/31/25	31,900	29,572
	United States Treasury Note/Bond	0.375%	11/30/25	45,800	42,336
	United States Treasury Note/Bond	0.500%	2/28/26	187,200	173,072
	United States Treasury Note/Bond	0.750%	3/31/26	75,000	69,938
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	93,141
	United States Treasury Note/Bond	1.500%	1/31/27	50,000	47,781
	United States Treasury Note/Bond	1.250%	3/31/28	25,000	23,316
[1]	United States Treasury Note/Bond	1.250%	4/30/28	100,000	93,156
	United States Treasury Note/Bond	2.875%	5/15/28	8,000	8,186
	United States Treasury Note/Bond	1.500%	11/30/28	80,000	75,363
	United States Treasury Note/Bond	1.875%	2/28/29	135,000	130,317
	United States Treasury Note/Bond	1.125%	2/15/31	76,000	68,638
	United States Treasury Note/Bond	1.375%	11/15/31	3,000	2,753
	United States Treasury Note/Bond	1.875%	2/15/32	40,000	38,406
	United States Treasury Note/Bond	4.375%	2/15/38	60,000	75,872
	United States Treasury Note/Bond	1.125%	5/15/40	2,000	1,574
[2]	United States Treasury Note/Bond	1.125%	8/15/40	19,800	15,506
	United States Treasury Note/Bond	1.375%	11/15/40	5,500	4,493
	United States Treasury Note/Bond	1.875%	2/15/41	79,000	70,285
	United States Treasury Note/Bond	2.250%	5/15/41	38,000	35,863
	United States Treasury Note/Bond	1.750%	8/15/41	19,875	17,214
[2]	United States Treasury Note/Bond	2.000%	11/15/41	30,200	27,298
	United States Treasury Note/Bond	2.375%	2/15/42	15,000	14,463
	United States Treasury Note/Bond	3.125%	8/15/44	12,000	12,953
	United States Treasury Note/Bond	3.000%	2/15/47	500	538
	United States Treasury Note/Bond	3.000%	5/15/47	6,000	6,470
	United States Treasury Note/Bond	2.750%	11/15/47	69,600	72,123
4

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	United States Treasury Note/Bond	3.375%	11/15/48	138,000	161,460
	United States Treasury Note/Bond	2.250%	8/15/49	3,000	2,849
	United States Treasury Note/Bond	2.375%	11/15/49	11,000	10,746
[3,4]	United States Treasury Note/Bond	2.000%	2/15/50	19,000	17,094
	United States Treasury Note/Bond	1.625%	11/15/50	17,100	14,027
	United States Treasury Note/Bond	2.000%	8/15/51	14,900	13,422
	United States Treasury Note/Bond	2.250%	2/15/52	1,500	1,436
					2,388,582
Conventional Mortgage-Backed Securities (17.9%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	632	621
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,446	1,443
[5,6]	Fannie Mae Pool	4.000%	9/1/42	218	224
[5,6]	Fannie Mae Pool	5.000%	10/1/49	31	32
[5,6]	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	2,226	2,207
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	2,139	2,135
[5,6]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	1,485	1,537
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	2,008	2,123
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–2/1/50	862	939
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	99	109
[5]	Ginnie Mae I Pool	3.000%	4/15/45	161	159
[5]	Ginnie Mae I Pool	3.500%	6/15/47	645	668
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	52	53
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	768	838
[5]	Ginnie Mae I Pool	6.000%	7/15/37	26	29
[5,7]	Ginnie Mae II Pool	2.500%	4/15/52	54,000	52,346
[5,7]	Ginnie Mae II Pool	3.000%	5/20/43–5/15/52	85,670	84,727
[5,7]	Ginnie Mae II Pool	3.500%	4/20/43–4/15/52	65,769	66,385
[5,7]	Ginnie Mae II Pool	4.000%	11/20/42–6/15/52	74,591	75,614
[5,7]	Ginnie Mae II Pool	4.500%	5/15/52	29,250	30,091
[5]	Ginnie Mae II Pool	5.000%	8/20/48–11/20/49	477	497
[5,6,7]	UMBS Pool	1.500%	4/25/37–4/25/52	15,342	12,440
[5,6,7]	UMBS Pool	2.000%	11/1/41–5/25/52	252,910	238,721
[5,6,7]	UMBS Pool	2.500%	4/25/37–5/25/52	220,862	212,432
[5,6,7]	UMBS Pool	3.000%	4/25/37–5/25/52	89,421	89,316
[5,6,7]	UMBS Pool	3.500%	7/1/38–5/25/52	88,287	88,757
[5,6,7]	UMBS Pool	4.000%	12/1/38–6/25/52	61,285	62,502
[5,6,7]	UMBS Pool	4.500%	4/1/39–5/25/52	21,834	22,827
[5,6]	UMBS Pool	5.000%	8/1/39–10/1/49	2,428	2,612
[5,6]	UMBS Pool	5.500%	12/1/38–5/1/44	3,918	4,377
[5,6]	UMBS Pool	6.000%	10/1/39	24	28
[5,6]	UMBS Pool	6.500%	9/1/36	9	10
					1,056,799
Nonconventional Mortgage-Backed Securities (0.0%)
[5,6]	Freddie Mac REMICS	2.000%	1/25/52	2,576	2,375
Total U.S. Government and Agency Obligations (Cost $3,609,629)					3,447,756
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
[5]	AmeriCredit Automobile Receivables Trust Series 2018-2	4.010%	7/18/24	390	395
[5]	AmeriCredit Automobile Receivables Trust Series 2019-1	3.620%	3/18/25	580	585
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	235
[5,8]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	399	407
5

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	1,100	1,070
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	19
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	50	50
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	1,341	1,316
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	80	81
[5]	BANK Series 2018-BN14	4.185%	9/15/60	25	26
[5]	BANK Series 2018-BN14	4.231%	9/15/60	15	16
[5]	BANK Series 2019-BN17	3.714%	4/15/52	280	286
[5]	BANK Series 2019-BN18	3.584%	5/15/62	280	284
[5]	BANK Series 2019-BN20	3.011%	9/15/62	200	195
[5]	BANK Series 2019-BN23	2.846%	12/15/52	130	127
[5]	BANK Series 2022-BNK40	3.507%	3/15/64	90	91
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	190
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	340	345
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	70	71
[5]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	360	369
[5]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	300	293
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	250	242
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	191
[5,8]	BX Trust Series 2019-OC11	3.202%	12/9/41	110	106
[5,8]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	30	30
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	250	241
[5]	CarMax Auto Owner Trust Series 2018-4	3.850%	7/15/24	70	71
[5]	CarMax Auto Owner Trust Series 2018-4	4.150%	4/15/25	100	101
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	10	10
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	254
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	60	60
[5]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	50	50
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	19	19
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	60
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	80	81
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	55	55
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	4.175%	7/10/47	230	233
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	8	8
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	20
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	60
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.265%	9/15/50	40	40
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	47
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	250	242
[5]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	500	498
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	210	211
[5]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	10
[5,8]	COMM Mortgage Trust Series 2013-CR9	4.279%	7/10/45	230	216
[5]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	103	104
6

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	COMM Mortgage Trust Series 2014-CR17	3.700%	5/10/47	18	18
[5]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	154	154
[5]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	26	26
[5]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	228	226
[5]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	150	147
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	12	12
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	234
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	70	70
[5]	Drive Auto Receivables Trust Series 2018-3	4.300%	9/16/24	81	81
[5]	Drive Auto Receivables Trust Series 2018-5	3.990%	1/15/25	15	15
[5]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	650	656
[5]	Drive Auto Receivables Trust Series 2019-4	2.700%	2/16/27	180	180
[5]	Drive Auto Receivables Trust Series 2020-1	2.700%	5/17/27	180	179
[5]	Drive Auto Receivables Trust Series 2020-2	3.050%	5/15/28	140	140
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	44	44
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	591	595
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	0.324%	8/25/23	4,928	21
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	0.703%	10/25/23	2,626	25
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	0.930%	1/25/24	38,425	530
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	1.095%	3/25/24	1,611	30
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	0.703%	9/25/24	3,134	44
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	0.518%	12/25/24	11,287	144
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	0.644%	11/25/25	13,872	275
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	0.881%	12/25/25	5,861	162
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	1.162%	1/25/26	43,268	1,615
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	1.353%	3/25/26	2,840	127
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	1.173%	7/25/26	40,030	1,653
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	0.920%	8/25/26	3,887	133
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	0.308%	9/25/26	2,315	27
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	0.072%	10/25/26	8,433	33
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	0.297%	12/25/26	52,592	684
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	0.605%	3/25/27	2,056	53
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	0.669%	4/25/27	20,515	598
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	0.429%	8/25/27	3,064	63
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	0.192%	10/25/31	190,983	2,989
7

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG02	1.025%	8/25/29	11,500	698
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG04	0.853%	11/25/30	7,767	463
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.312%	1/25/31	63,628	1,539
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG06	0.532%	10/25/31	29,996	1,262
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KSG2	0.122%	11/25/31	256,915	2,827
[5,8]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	498	463
[5,8]	Ford Credit Auto Owner Trust Series 2018-2	3.760%	1/15/30	120	122
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	220	213
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	97
[5]	Ford Credit Auto Owner Trust Series 2020-B	2.040%	12/15/26	300	296
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	2.120%	9/15/25	230	227
[5,8,9]	FREMF Mortgage Trust Series 2015-K42	0.100%	1/25/48	1,042,659	2,116
[5,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	32,083	30,479
[5]	GM Financial Automobile Leasing Trust Series 2020-1	2.280%	6/20/24	100	100
[5]	GM Financial Automobile Leasing Trust Series 2020-2	3.210%	12/20/24	140	141
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.170%	6/12/34	1,180	1,081
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	64
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	111
[5,8]	GMF Floorplan Owner Revolving Trust Series 2020-1	1.480%	8/15/25	120	117
[5,8,10]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.948%	8/25/60	32	32
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.512%	9/10/47	170	166
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.533%	9/10/47	150	134
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	115	114
[5]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	203	202
[5]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	60	58
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	155
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	60	59
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	325	320
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	608
[5,8]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	160	151
[5,8]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	100	91
[5,8]	Hudson Yards Mortgage Trust Series 2019-30HY	3.228%	7/10/39	250	243
[5,8]	Hudsons Bay Simon JV Trust Series 2015-HB7	3.914%	8/5/34	100	94
8

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8,10]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.700%	1.141%	3/17/37	245	243
[5,8,10]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.391%	3/17/37	100	100
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	4.077%	1/15/46	230	231
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	6	6
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	147	148
[5,8]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	26,339	24,957
[5,8]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	7,373	6,986
[5,8]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	26,053	24,772
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	300	303
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.793%	2/15/47	370	347
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	10	10
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	70	71
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	60	60
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	30	29
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	60
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	80	80
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	52
[5,8]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	170	168
[5,8]	Laurel Road Prime Student Loan Trust Series 2017-C	2.810%	11/25/42	42	42
[5,8]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	87	88
[5,8]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	100	101
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.074%	7/15/46	200	178
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	400	404
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.897%	4/15/47	150	152
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.332%	6/15/47	80	79
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	133	132
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	4.729%	5/15/49	160	156
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	270	273
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	90	90
[5]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	55	55
[5]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	522	527
9

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	110	107
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	50	49
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	100	97
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	1,000	987
[5,8]	Navient Private Education Loan Trust Series 2017-A	2.880%	12/16/58	73	73
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	225	224
[5,8]	Navient Private Education Refi Loan Trust Series 2018-DA	4.000%	12/15/59	422	428
[5,8,10]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.507%	6/25/65	5	5
[5,8,10]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	1.207%	3/25/66	29	29
[5,8]	One Bryant Park Trust Series 2019-OBP	2.516%	9/15/54	100	93
[5,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	700	641
[5,8,10]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	1.311%	1/16/60	65	65
[5,8,10]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	1.449%	6/20/60	50	50
[5,8,10]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	1.418%	8/18/60	54	54
[5,8,10]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.407%	11/25/65	59	59
[5,8,10]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.139%	12/5/59	99	99
[5,8,10]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	1.171%	4/10/50	26	26
[5,8,10]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	1.121%	11/10/49	54	54
[5]	Santander Drive Auto Receivables Trust Series 2020-2	2.220%	9/15/26	790	784
[5,8]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	170	170
[5,8]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	800	776
[5,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	134	134
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	124	123
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	265	266
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	351	353
[5,8]	SoFi Professional Loan Program LLC Series 2016-B	2.740%	10/25/32	29	29
[5,8]	SoFi Professional Loan Program LLC Series 2016-C	2.360%	12/27/32	32	32
[5,8]	SoFi Professional Loan Program LLC Series 2016-D	2.340%	4/25/33	14	14
[5,8,10]	SoFi Professional Loan Program LLC Series 2016-D, 1M USD LIBOR + 0.950%	1.407%	1/25/39	6	6
[5,8]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	1	1
10

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	30	30
[5,8]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	27	27
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	55	55
[5,8]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	36	36
[5,8]	Tesla Auto Lease Trust Series 2020-A	1.680%	2/20/24	100	99
[5,8]	Tidewater Auto Receivables Trust Series 2018-AA	4.300%	11/15/24	64	64
[5,8]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	100
[5,8]	Trinity Rail Leasing LLC Series 2018-1A	4.620%	6/17/48	440	442
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	112	114
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	10	10
[5]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.305%	7/15/46	450	455
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	244	241
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.557%	9/15/58	160	157
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	90	90
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	10	10
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	42	42
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	49
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	31
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	80	82
[5]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	20	20
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	207	208
[5]	World Omni Auto Receivables Trust Series 2019-B	2.860%	6/16/25	110	111
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $142,602)					135,738
Corporate Bonds (34.7%)
Communications (2.9%)
	Activision Blizzard Inc.	2.500%	9/15/50	3,095	2,543
	Alphabet Inc.	2.250%	8/15/60	1,930	1,509
	AT&T Inc.	1.700%	3/25/26	6,400	6,072
	AT&T Inc.	1.650%	2/1/28	500	455
	AT&T Inc.	4.350%	3/1/29	933	985
[5]	AT&T Inc.	4.300%	2/15/30	1,685	1,782
	AT&T Inc.	4.500%	5/15/35	700	743
	AT&T Inc.	4.900%	8/15/37	500	545
	AT&T Inc.	6.300%	1/15/38	2,040	2,517
	AT&T Inc.	3.100%	2/1/43	1,500	1,294
	AT&T Inc.	5.150%	2/15/50	1,100	1,260
	AT&T Inc.	3.500%	9/15/53	3,650	3,227
11

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	3.550%	9/15/55	4,238	3,718
	AT&T Inc.	3.650%	9/15/59	567	498
[8]	Cable One Inc.	4.000%	11/15/30	600	554
[8]	CCO Holdings LLC	5.000%	2/1/28	395	391
[8]	CCO Holdings LLC	4.750%	3/1/30	890	856
	Charter Communications Operating LLC	4.908%	7/23/25	589	610
	Charter Communications Operating LLC	4.200%	3/15/28	1,190	1,202
	Charter Communications Operating LLC	2.250%	1/15/29	200	181
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,567
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,974
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,319
	Comcast Corp.	3.375%	8/15/25	5,304	5,373
	Comcast Corp.	3.150%	3/1/26	452	456
	Comcast Corp.	2.350%	1/15/27	445	432
	Comcast Corp.	3.150%	2/15/28	468	467
	Comcast Corp.	4.150%	10/15/28	2,303	2,421
	Comcast Corp.	3.400%	4/1/30	229	232
	Comcast Corp.	3.250%	11/1/39	1,990	1,884
	Comcast Corp.	3.750%	4/1/40	3,800	3,816
	Comcast Corp.	4.650%	7/15/42	1,200	1,321
	Comcast Corp.	4.700%	10/15/48	168	190
	Comcast Corp.	3.450%	2/1/50	1,500	1,412
	Comcast Corp.	2.650%	8/15/62	300	233
[8]	Comcast Corp.	2.987%	11/1/63	5,000	4,098
[8]	CSC Holdings LLC	5.375%	2/1/28	245	238
[8]	CSC Holdings LLC	4.625%	12/1/30	755	631
[8]	CSC Holdings LLC	3.375%	2/15/31	255	215
[8]	Directv Financing LLC	5.875%	8/15/27	350	345
	Discovery Communications LLC	3.900%	11/15/24	35	35
	Discovery Communications LLC	4.000%	9/15/55	2,000	1,728
[8]	DISH DBS Corp.	5.250%	12/1/26	290	277
	DISH DBS Corp.	5.125%	6/1/29	370	315
	Electronic Arts Inc.	1.850%	2/15/31	2,680	2,359
	Electronic Arts Inc.	2.950%	2/15/51	2,500	2,088
[8]	Expedia Group Inc.	6.250%	5/1/25	36	39
	Expedia Group Inc.	3.800%	2/15/28	3,000	2,986
	Expedia Group Inc.	2.950%	3/15/31	1,000	928
[8]	Frontier Communications Holdings LLC	5.875%	10/15/27	95	94
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	400	385
[8]	Frontier Communications Holdings LLC	6.000%	1/15/30	665	616
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,822
[8]	Level 3 Financing Inc.	4.625%	9/15/27	240	226
[8]	Level 3 Financing Inc.	4.250%	7/1/28	295	271
[8]	Level 3 Financing Inc.	3.625%	1/15/29	410	359
[8]	Magallanes Inc.	3.428%	3/15/24	5,910	5,942
[8]	Magallanes Inc.	3.755%	3/15/27	3,910	3,904
[8]	Magallanes Inc.	4.054%	3/15/29	1,180	1,186
[8]	Magallanes Inc.	4.279%	3/15/32	5,460	5,491
[8]	Magallanes Inc.	5.050%	3/15/42	5,520	5,632
[8]	Magallanes Inc.	5.141%	3/15/52	3,730	3,819
[8]	Magallanes Inc.	5.391%	3/15/62	4,340	4,484
[8]	Netflix Inc.	3.625%	6/15/25	425	427
	Netflix Inc.	4.875%	4/15/28	4,055	4,234
	Netflix Inc.	5.875%	11/15/28	795	876
	Netflix Inc.	6.375%	5/15/29	1,960	2,220
12

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	News Corp.	3.875%	5/15/29	674	641
[8]	News Corp.	5.125%	2/15/32	240	241
[8]	Nexstar Media Inc.	5.625%	7/15/27	75	76
[8]	Nexstar Media Inc.	4.750%	11/1/28	435	421
[8]	NTT Finance Corp.	2.065%	4/3/31	620	560
	Paramount Global	4.750%	5/15/25	2,510	2,610
	Paramount Global	4.200%	6/1/29	2,368	2,411
	Paramount Global	4.375%	3/15/43	3,250	3,090
	Paramount Global	4.950%	5/19/50	1,500	1,568
[8]	Sirius XM Radio Inc.	3.125%	9/1/26	90	85
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	70	70
[8]	Sirius XM Radio Inc.	4.000%	7/15/28	75	71
[8]	Sky Ltd.	3.750%	9/16/24	200	203
	Sprint Capital Corp.	6.875%	11/15/28	970	1,123
	Sprint Corp.	7.125%	6/15/24	420	451
	Sprint Corp.	7.625%	3/1/26	795	898
	Telefonica Emisiones SA	4.103%	3/8/27	3,000	3,076
	Telefonica Emisiones SA	4.665%	3/6/38	400	408
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	2,153
	Time Warner Cable LLC	4.500%	9/15/42	1,200	1,110
	T-Mobile USA Inc.	2.625%	2/15/29	1,250	1,141
[8]	T-Mobile USA Inc.	3.375%	4/15/29	285	271
	T-Mobile USA Inc.	3.375%	4/15/29	300	286
	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,229
	T-Mobile USA Inc.	2.250%	11/15/31	3,110	2,720
	T-Mobile USA Inc.	3.000%	2/15/41	1,990	1,681
	T-Mobile USA Inc.	3.600%	11/15/60	329	281
[5]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	400	416
[5,11]	Verizon Communications Inc.	4.050%	2/17/25	1,250	950
	Verizon Communications Inc.	4.125%	3/16/27	458	476
[5,11]	Verizon Communications Inc.	4.500%	8/17/27	500	379
	Verizon Communications Inc.	2.100%	3/22/28	2,130	1,988
	Verizon Communications Inc.	4.329%	9/21/28	200	211
	Verizon Communications Inc.	4.016%	12/3/29	3,980	4,134
[12]	Verizon Communications Inc.	1.875%	11/3/38	500	546
	Verizon Communications Inc.	2.650%	11/20/40	850	723
	Verizon Communications Inc.	3.850%	11/1/42	1,800	1,787
	Verizon Communications Inc.	4.862%	8/21/46	3,000	3,450
	Verizon Communications Inc.	3.875%	3/1/52	2,020	2,034
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,476
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,937
	Vodafone Group plc	4.375%	5/30/28	327	343
[5,13]	Vodafone Group plc	2.500%	5/24/39	1,300	1,457
	Vodafone Group plc	4.125%	6/4/81	2,295	2,093
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	345
	Walt Disney Co.	3.350%	3/24/25	170	172
	Walt Disney Co.	1.750%	1/13/26	439	421
	Walt Disney Co.	3.375%	11/15/26	375	380
	Walt Disney Co.	2.000%	9/1/29	273	253
	Walt Disney Co.	3.500%	5/13/40	1,200	1,169
	Walt Disney Co.	4.700%	3/23/50	1,000	1,158
	Walt Disney Co.	3.600%	1/13/51	825	815
[8]	Zayo Group Holdings Inc.	4.000%	3/1/27	500	460
[8]	Zayo Group Holdings Inc.	6.125%	3/1/28	322	288
					172,045
13

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Discretionary (2.8%)
[8]	1011778 BC ULC	3.875%	1/15/28	411	390
[8]	1011778 BC ULC	4.375%	1/15/28	214	206
[13]	Aliaxis Finance SA	0.875%	11/8/28	2,400	2,382
	Amazon.com Inc.	3.150%	8/22/27	692	702
[5]	American Honda Finance Corp.	2.150%	9/10/24	372	366
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	926
	Asbury Automotive Group Inc.	4.750%	3/1/30	400	377
[8]	Asbury Automotive Group Inc.	5.000%	2/15/32	100	93
	AutoZone Inc.	3.625%	4/15/25	1,278	1,294
	AutoZone Inc.	4.000%	4/15/30	1,190	1,221
	AutoZone Inc.	1.650%	1/15/31	1,111	948
	BorgWarner Inc.	2.650%	7/1/27	207	200
[8]	Boyd Gaming Corp.	8.625%	6/1/25	194	204
	Boyd Gaming Corp.	4.750%	12/1/27	200	199
	Brunswick Corp.	2.400%	8/18/31	1,500	1,273
[8]	Caesars Resort Collection LLC	5.750%	7/1/25	19	19
[8]	Carnival Corp.	5.750%	3/1/27	965	920
[8]	Carnival Corp.	4.000%	8/1/28	610	569
[8]	Cedar Fair LP	5.500%	5/1/25	960	986
[8]	Churchill Downs Inc.	5.500%	4/1/27	1,530	1,549
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	289
[13]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	2,800	3,000
[8]	Clarios Global LP	6.750%	5/15/25	46	48
[8]	Clarios Global LP	8.500%	5/15/27	640	664
[8]	Daimler Finance North America LLC	0.750%	3/1/24	7,570	7,268
	Dana Inc.	4.500%	2/15/32	485	435
	Ford Motor Co.	3.250%	2/12/32	270	241
	Ford Motor Credit Co. LLC	3.087%	1/9/23	320	320
	Ford Motor Credit Co. LLC	3.375%	11/13/25	590	577
	Ford Motor Credit Co. LLC	4.271%	1/9/27	450	443
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,740	1,769
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	98
	Ford Motor Credit Co. LLC	3.815%	11/2/27	365	347
	General Motors Co.	4.875%	10/2/23	6,000	6,183
	General Motors Co.	5.400%	10/2/23	1,000	1,036
	General Motors Co.	6.125%	10/1/25	1,000	1,075
	General Motors Co.	5.200%	4/1/45	1,600	1,620
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,246
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	154
	General Motors Financial Co. Inc.	4.350%	4/9/25	263	268
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,770	1,721
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,741
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	899
	Genuine Parts Co.	1.750%	2/1/25	3,710	3,547
[8]	Group 1 Automotive Inc.	4.000%	8/15/28	363	338
[8]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	6,435	6,132
[8]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	1,020	1,044
[8]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	270	279
	Home Depot Inc.	2.800%	9/14/27	225	224
	Home Depot Inc.	3.900%	12/6/28	217	227
	Home Depot Inc.	2.950%	6/15/29	2,283	2,262
	Home Depot Inc.	2.700%	4/15/30	480	465
	Home Depot Inc.	1.375%	3/15/31	1,500	1,293
	Home Depot Inc.	3.250%	4/15/32	2,100	2,100
14

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.250%	4/1/46	720	783
	Home Depot Inc.	3.900%	6/15/47	100	104
	Home Depot Inc.	4.500%	12/6/48	500	564
	Home Depot Inc.	3.125%	12/15/49	750	688
	Home Depot Inc.	2.750%	9/15/51	2,000	1,723
	Honda Motor Co. Ltd.	2.967%	3/10/32	3,155	3,052
[8]	International Game Technology plc	4.125%	4/15/26	110	109
[8]	International Game Technology plc	6.250%	1/15/27	25	26
	Lennar Corp.	5.250%	6/1/26	100	105
	Lennar Corp.	4.750%	11/29/27	5	5
[8]	Lithia Motors Inc.	4.625%	12/15/27	285	284
[8]	Lithia Motors Inc.	3.875%	6/1/29	335	318
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	20
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	958
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	110	104
	Lowe's Cos. Inc.	3.350%	4/1/27	1,200	1,208
	Lowe's Cos. Inc.	3.100%	5/3/27	880	873
	Lowe's Cos. Inc.	1.300%	4/15/28	1,050	937
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,667
	Lowe's Cos. Inc.	3.750%	4/1/32	3,095	3,131
	Lowe's Cos. Inc.	4.050%	5/3/47	250	250
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	3,281
[8]	Macy's Retail Holdings LLC	5.875%	3/15/30	115	113
[8]	Macy's Retail Holdings LLC	6.125%	3/15/32	55	54
	Magna International Inc.	2.450%	6/15/30	200	184
[5]	Marriott International Inc.	4.625%	6/15/30	4,180	4,363
[8]	Mattel Inc.	3.375%	4/1/26	250	245
[5]	McDonald's Corp.	2.625%	9/1/29	1,086	1,037
[5]	McDonald's Corp.	2.125%	3/1/30	210	192
[5]	McDonald's Corp.	3.625%	9/1/49	1,175	1,124
[5]	McDonald's Corp.	4.200%	4/1/50	1,745	1,826
[8]	Meritage Homes Corp.	3.875%	4/15/29	1,030	981
[8]	MIWD Holdco II LLC	5.500%	2/1/30	185	173
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	310
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	180
[8]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	3,000	2,854
[8]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	1,710	1,500
[8]	Nissan Motor Co. Ltd.	3.043%	9/15/23	7,100	7,072
[8]	Nissan Motor Co. Ltd.	4.345%	9/17/27	3,750	3,698
[5,13]	Nissan Motor Co. Ltd.	3.201%	9/17/28	1,400	1,555
[8]	Penn National Gaming Inc.	5.625%	1/15/27	85	84
	PulteGroup Inc.	5.000%	1/15/27	100	106
[8]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	30	32
[8]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	25	26
[8]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	36	40
	Stanley Black & Decker Inc.	3.400%	3/1/26	265	268
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,126	1,046
	Starbucks Corp.	3.500%	3/1/28	335	338
	Starbucks Corp.	3.500%	11/15/50	600	557
[8]	Stellantis Finance US Inc.	1.711%	1/29/27	760	693
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	229
[8]	Thor Industries Inc.	4.000%	10/15/29	365	321
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,320	4,355
	Toll Brothers Finance Corp.	3.800%	11/1/29	2,705	2,620
[5]	Toyota Motor Credit Corp.	2.900%	3/30/23	4,000	4,036
15

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,045	3,845
	Toyota Motor Credit Corp.	3.050%	3/22/27	3,775	3,765
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	286
[8]	Vail Resorts Inc.	6.250%	5/15/25	1,501	1,553
[5,12]	Volkswagen Financial Services NV	1.125%	9/18/23	6,600	8,489
[5,12]	Volkswagen Financial Services NV	1.375%	9/14/28	1,300	1,525
[8]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	3,000	3,006
[8]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,000	4,017
[8]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,000	1,005
[8]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	5,000	4,453
[5,13]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,147	1,192
[8]	William Carter Co.	5.500%	5/15/25	230	238
[8]	Williams Scotsman International Inc.	4.625%	8/15/28	129	126
[8]	WMG Acquisition Corp.	3.750%	12/1/29	1,505	1,411
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	485	467
[7]	Yum! Brands Inc.	5.375%	4/1/32	1,955	1,961
					164,918
Consumer Staples (1.7%)
[8]	7-Eleven Inc.	1.300%	2/10/28	2,650	2,320
[8]	7-Eleven Inc.	1.800%	2/10/31	1,500	1,294
[8]	7-Eleven Inc.	2.800%	2/10/51	910	734
[8]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	221	221
	Altria Group Inc.	2.350%	5/6/25	1,000	971
	Altria Group Inc.	4.400%	2/14/26	2,570	2,660
	Altria Group Inc.	5.800%	2/14/39	2,000	2,167
	Altria Group Inc.	3.400%	2/4/41	3,000	2,448
	Altria Group Inc.	5.375%	1/31/44	325	338
	Altria Group Inc.	5.950%	2/14/49	135	147
	Altria Group Inc.	4.450%	5/6/50	300	272
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	3,358
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,250	4,510
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	228	237
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,000	2,169
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	120	122
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	750	875
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,042
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,236
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,300	2,192
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	3,545	3,815
	BAT Capital Corp.	3.215%	9/6/26	200	194
	BAT Capital Corp.	4.390%	8/15/37	1,050	977
	BAT Capital Corp.	4.540%	8/15/47	1,550	1,384
	BAT Capital Corp.	3.984%	9/25/50	975	796
[5,13]	Carlsberg Breweries A/S	0.625%	3/9/30	955	955
	Coca-Cola Co.	3.000%	3/5/51	1,800	1,662
	Constellation Brands Inc.	3.200%	2/15/23	550	554
	Constellation Brands Inc.	2.875%	5/1/30	4,000	3,756
	Constellation Brands Inc.	2.250%	8/1/31	2,310	2,038
	Costco Wholesale Corp.	1.375%	6/20/27	3,000	2,791
	Dollar General Corp.	4.125%	5/1/28	250	258
	General Mills Inc.	2.600%	10/12/22	5,000	5,023
	General Mills Inc.	2.875%	4/15/30	205	197
	General Mills Inc.	3.000%	2/1/51	1,042	901
[8]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	3,790	3,792
[8]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	3,225	3,233
16

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hormel Foods Corp.	1.700%	6/3/28	1,760	1,623
	Hormel Foods Corp.	1.800%	6/11/30	530	475
	J M Smucker Co.	3.375%	12/15/27	273	274
	Kellogg Co.	4.500%	4/1/46	530	576
	Kraft Heinz Foods Co.	3.875%	5/15/27	4,140	4,204
	Kraft Heinz Foods Co.	3.750%	4/1/30	1,350	1,352
	Kraft Heinz Foods Co.	4.875%	10/1/49	555	585
	Kroger Co.	2.200%	5/1/30	1,000	915
	Kroger Co.	3.875%	10/15/46	3,125	3,070
[8]	Lamb Weston Holdings Inc.	4.875%	5/15/28	450	450
[8]	Lamb Weston Holdings Inc.	4.125%	1/31/30	615	574
[13]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	3,334	3,700
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,591
	Mondelez International Inc.	2.750%	4/13/30	1,289	1,232
	Mondelez International Inc.	1.500%	2/4/31	2,600	2,225
[8]	Nestle Holdings Inc.	1.000%	9/15/27	2,500	2,248
[8]	Nestle Holdings Inc.	4.000%	9/24/48	150	161
	PepsiCo Inc.	4.450%	4/14/46	1,000	1,155
	PepsiCo Inc.	3.450%	10/6/46	1,000	995
[8]	Performance Food Group Inc.	6.875%	5/1/25	65	67
[8]	Performance Food Group Inc.	5.500%	10/15/27	580	577
[8]	Performance Food Group Inc.	4.250%	8/1/29	590	537
	Philip Morris International Inc.	2.100%	5/1/30	200	180
[13]	Philip Morris International Inc.	2.000%	5/9/36	600	572
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,990
[8]	Post Holdings Inc.	5.750%	3/1/27	24	24
[8]	Post Holdings Inc.	5.625%	1/15/28	230	226
	Procter & Gamble Co.	2.800%	3/25/27	130	130
	Reynolds American Inc.	4.450%	6/12/25	599	612
	Tyson Foods Inc.	4.350%	3/1/29	259	272
	Unilever Capital Corp.	2.600%	5/5/24	400	401
	Unilever Capital Corp.	2.125%	9/6/29	294	276
	Walmart Inc.	1.500%	9/22/28	1,810	1,663
	Walmart Inc.	2.650%	9/22/51	2,000	1,781
					101,352
Energy (3.5%)
[8]	Antero Resources Corp.	5.375%	3/1/30	625	638
	Baker Hughes Holdings LLC	3.337%	12/15/27	248	247
	BP Capital Markets America Inc.	3.194%	4/6/25	248	250
	BP Capital Markets America Inc.	3.796%	9/21/25	347	357
	BP Capital Markets America Inc.	3.410%	2/11/26	444	449
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	679	677
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	248	247
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	3,037
	BP Capital Markets America Inc.	4.234%	11/6/28	5,933	6,233
	BP Capital Markets America Inc.	2.721%	1/12/32	2,475	2,332
	BP Capital Markets America Inc.	2.939%	6/4/51	2,400	2,048
	BP Capital Markets America Inc.	3.001%	3/17/52	800	688
[5,13]	BP Capital Markets BV	0.933%	12/4/40	700	608
	BP Capital Markets plc	3.279%	9/19/27	1,024	1,034
[8]	Cameron LNG LLC	3.701%	1/15/39	1,655	1,599
	Canadian Natural Resources Ltd.	3.800%	4/15/24	520	527
	Canadian Natural Resources Ltd.	3.850%	6/1/27	3,640	3,683
	Canadian Natural Resources Ltd.	2.950%	7/15/30	2,000	1,891
17

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,170	1,392
	Cenovus Energy Inc.	4.250%	4/15/27	1,490	1,539
	Cenovus Energy Inc.	6.750%	11/15/39	500	620
	Cenovus Energy Inc.	5.400%	6/15/47	1,000	1,128
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	3,000	3,193
	Cheniere Energy Inc.	4.625%	10/15/28	305	307
	Cheniere Energy Partners LP	4.000%	3/1/31	450	437
[8]	Cheniere Energy Partners LP	3.250%	1/31/32	240	219
	Chevron Corp.	2.954%	5/16/26	195	196
	Chevron USA Inc.	3.250%	10/15/29	1,000	1,016
	Chevron USA Inc.	2.343%	8/12/50	500	407
[8]	Civitas Resources Inc.	5.000%	10/15/26	240	238
[8]	CNX Resources Corp.	6.000%	1/15/29	515	521
[8]	Colgate Energy Partners III LLC	5.875%	7/1/29	615	634
[8]	Comstock Resources Inc.	5.875%	1/15/30	865	852
	ConocoPhillips Co.	2.400%	3/7/25	4,780	4,727
	ConocoPhillips Co.	4.950%	3/15/26	1,197	1,282
	ConocoPhillips Co.	4.300%	11/15/44	265	287
	ConocoPhillips Co.	3.800%	3/15/52	5,500	5,601
[8]	Continental Resources Inc.	2.268%	11/15/26	2,000	1,871
	Continental Resources Inc.	4.375%	1/15/28	1,200	1,217
[8]	Continental Resources Inc.	2.875%	4/1/32	2,300	2,046
[8]	Coterra Energy Inc.	3.900%	5/15/27	655	661
[8]	Coterra Energy Inc.	4.375%	3/15/29	2,440	2,543
[8]	CrownRock LP	5.625%	10/15/25	180	183
[8]	CrownRock LP	5.000%	5/1/29	150	150
	DCP Midstream Operating LP	5.625%	7/15/27	59	62
	DCP Midstream Operating LP	5.125%	5/15/29	350	361
	Devon Energy Corp.	5.250%	10/15/27	425	439
	Devon Energy Corp.	5.875%	6/15/28	307	324
	Devon Energy Corp.	4.500%	1/15/30	1,038	1,066
	Devon Energy Corp.	5.600%	7/15/41	200	231
	Diamondback Energy Inc.	4.250%	3/15/52	4,770	4,714
[8]	DT Midstream Inc.	4.125%	6/15/29	455	437
[8]	DT Midstream Inc.	4.375%	6/15/31	315	302
[8]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	67
	Enbridge Energy Partners LP	5.500%	9/15/40	125	141
	Enbridge Inc.	2.150%	2/16/24	3,410	3,364
	Enbridge Inc.	2.500%	2/14/25	2,500	2,447
	Enbridge Inc.	3.700%	7/15/27	1,200	1,215
	Enbridge Inc.	3.125%	11/15/29	450	438
[8]	Endeavor Energy Resources LP	6.625%	7/15/25	45	47
[8]	Endeavor Energy Resources LP	5.750%	1/30/28	105	108
	Energy Transfer LP	3.900%	5/15/24	280	282
	Energy Transfer LP	5.950%	12/1/25	2,000	2,137
	Energy Transfer LP	4.950%	5/15/28	3,380	3,512
	Energy Transfer LP	4.150%	9/15/29	4,300	4,316
	Energy Transfer LP	3.750%	5/15/30	3,770	3,715
	Energy Transfer LP	6.050%	6/1/41	700	778
	Energy Transfer LP	6.500%	2/1/42	1,400	1,610
	Energy Transfer LP	6.250%	4/15/49	400	459
[8]	EnLink Midstream LLC	5.625%	1/15/28	100	102
	EnLink Midstream LLC	5.375%	6/1/29	260	261
	Enterprise Products Operating LLC	5.950%	2/1/41	380	451
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,543
18

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	2,187
	Enterprise Products Operating LLC	4.900%	5/15/46	860	930
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	916
	EOG Resources Inc.	3.900%	4/1/35	200	206
[8]	EQM Midstream Partners LP	6.500%	7/1/27	155	162
[8]	EQT Corp.	3.125%	5/15/26	150	145
	EQT Corp.	3.900%	10/1/27	2,198	2,194
	EQT Corp.	5.000%	1/15/29	330	341
[8]	EQT Corp.	3.625%	5/15/31	1,170	1,117
	Exxon Mobil Corp.	2.440%	8/16/29	2,191	2,100
	Exxon Mobil Corp.	3.482%	3/19/30	4,486	4,600
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	2,413
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,075
	Exxon Mobil Corp.	3.452%	4/15/51	655	633
[5,13]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	300	136
[13]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	1,800	764
[13]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	500	218
[5]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	3,776	1,591
[8]	Helmerich & Payne Inc.	2.900%	9/29/31	2,670	2,450
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	80
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	96
[5]	KazTransGas JSC	4.375%	9/26/27	1,269	1,143
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,891	3,281
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	800	871
[8]	MEG Energy Corp.	6.500%	1/15/25	174	177
[8]	MEG Energy Corp.	5.875%	2/1/29	60	61
	MPLX LP	4.875%	6/1/25	3,000	3,110
	MPLX LP	1.750%	3/1/26	2,650	2,487
	MPLX LP	4.500%	4/15/38	1,850	1,885
	MPLX LP	4.950%	3/14/52	2,000	2,083
	NuStar Logistics LP	5.750%	10/1/25	55	56
	NuStar Logistics LP	6.375%	10/1/30	230	233
	Occidental Petroleum Corp.	5.550%	3/15/26	200	212
	ONEOK Inc.	4.000%	7/13/27	1,000	1,006
	ONEOK Inc.	3.400%	9/1/29	500	481
	ONEOK Inc.	4.950%	7/13/47	500	510
	ONEOK Inc.	5.200%	7/15/48	435	465
	Ovintiv Exploration Inc.	5.625%	7/1/24	500	526
	Ovintiv Exploration Inc.	5.375%	1/1/26	2,945	3,123
[8]	Parkland Corp.	4.500%	10/1/29	300	278
	Petrobras Global Finance BV	6.850%	6/5/15	1,360	1,268
	Phillips 66	3.700%	4/6/23	450	456
	Phillips 66	3.850%	4/9/25	202	206
	Phillips 66	4.650%	11/15/34	1,035	1,105
	Phillips 66 Partners LP	3.605%	2/15/25	305	308
	Phillips 66 Partners LP	3.750%	3/1/28	885	885
	Phillips 66 Partners LP	3.150%	12/15/29	2,569	2,480
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,000	1,773
	Plains All American Pipeline LP	4.650%	10/15/25	2,000	2,056
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	967
	Plains All American Pipeline LP	4.900%	2/15/45	410	392
[8]	Range Resources Corp.	4.750%	2/15/30	105	104
[8]	SA Global Sukuk Ltd.	0.946%	6/17/24	5,893	5,639
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	603
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,669	1,806
19

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	3,050
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	2,096
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	475	450
	Shell International Finance BV	2.375%	11/7/29	1,245	1,180
	Shell International Finance BV	2.750%	4/6/30	4,130	4,007
	Shell International Finance BV	4.550%	8/12/43	500	555
	Shell International Finance BV	4.375%	5/11/45	500	543
	Shell International Finance BV	3.750%	9/12/46	550	556
	Shell International Finance BV	3.125%	11/7/49	1,300	1,186
	Southwestern Energy Co.	4.750%	2/1/32	235	235
	Suncor Energy Inc.	3.100%	5/15/25	1,000	996
	Suncor Energy Inc.	6.500%	6/15/38	855	1,081
	Suncor Energy Inc.	3.750%	3/4/51	1,430	1,373
[8]	Tap Rock Resources LLC	7.000%	10/1/26	420	435
[7]	Targa Resources Corp.	4.950%	4/15/52	2,405	2,448
	Targa Resources Partners LP	6.500%	7/15/27	120	126
	Targa Resources Partners LP	5.000%	1/15/28	2,500	2,536
	Targa Resources Partners LP	6.875%	1/15/29	655	703
	Targa Resources Partners LP	4.875%	2/1/31	2,490	2,509
	Targa Resources Partners LP	4.000%	1/15/32	860	825
	TransCanada PipeLines Ltd.	1.000%	10/12/24	3,000	2,852
	TransCanada PipeLines Ltd.	4.875%	1/15/26	244	256
	TransCanada PipeLines Ltd.	4.250%	5/15/28	155	161
	TransCanada PipeLines Ltd.	2.500%	10/12/31	3,000	2,725
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,234
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	1,101
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	77
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	761
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	425
	Valero Energy Corp.	4.350%	6/1/28	300	310
	Valero Energy Corp.	3.650%	12/1/51	5,290	4,687
	Valero Energy Corp.	4.000%	6/1/52	2,800	2,637
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	462
	Western Midstream Operating LP	4.550%	2/1/30	160	160
	Williams Cos. Inc.	6.300%	4/15/40	200	242
	Williams Cos. Inc.	5.100%	9/15/45	535	577
					207,688
Financials (10.8%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,525	4,563
	AerCap Ireland Capital DAC	1.150%	10/29/23	10,000	9,574
	AerCap Ireland Capital DAC	1.650%	10/29/24	7,000	6,613
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,050	2,069
	AerCap Ireland Capital DAC	2.450%	10/29/26	6,500	6,009
	AerCap Ireland Capital DAC	3.000%	10/29/28	8,900	8,204
	AerCap Ireland Capital DAC	3.300%	1/30/32	11,000	9,943
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,373
	Aflac Inc.	4.750%	1/15/49	850	974
[5]	Air Lease Corp.	2.875%	1/15/26	1,600	1,544
[5]	Air Lease Corp.	3.750%	6/1/26	1,269	1,260
	Air Lease Corp.	3.125%	12/1/30	2,000	1,848
[8]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	345	341
	Ally Financial Inc.	1.450%	10/2/23	1,545	1,509
	American Express Co.	2.550%	3/4/27	3,900	3,790
	American International Group Inc.	2.500%	6/30/25	245	240
	American International Group Inc.	4.500%	7/16/44	1,367	1,479
20

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.800%	7/10/45	715	806
	American International Group Inc.	4.375%	6/30/50	1,716	1,881
	Ameriprise Financial Inc.	3.700%	10/15/24	207	210
	Ameriprise Financial Inc.	3.000%	4/2/25	694	692
	Aon Corp.	2.800%	5/15/30	200	190
	Aon Global Ltd.	4.600%	6/14/44	478	498
	Aon Global Ltd.	4.750%	5/15/45	505	543
[5,13]	ASB Finance Ltd.	0.250%	9/8/28	3,400	3,380
[5,13]	ASB Finance Ltd.	0.500%	9/24/29	1,402	1,392
[8]	Athene Global Funding	0.950%	1/8/24	2,000	1,927
[5,13]	Athene Global Funding	1.125%	9/2/25	5,830	6,344
[5,12]	Athene Global Funding	1.875%	11/30/28	700	839
[8]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	5,200	5,018
[10,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.075%	7/26/29	8,000	6,083
[8]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	2,000	1,820
[8]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	2,175	2,157
	Banco Santander SA	3.490%	5/28/30	200	193
	Banco Santander SA	2.749%	12/3/30	2,130	1,873
[5]	Bank of America Corp.	2.816%	7/21/23	4,002	4,007
[5]	Bank of America Corp.	3.864%	7/23/24	2,610	2,641
[5]	Bank of America Corp.	0.810%	10/24/24	5,000	4,836
[5]	Bank of America Corp.	4.000%	1/22/25	1,000	1,019
[5]	Bank of America Corp.	0.981%	9/25/25	4,000	3,795
[5]	Bank of America Corp.	3.093%	10/1/25	479	477
[5]	Bank of America Corp.	3.366%	1/23/26	4,099	4,098
[5]	Bank of America Corp.	2.015%	2/13/26	356	343
[5]	Bank of America Corp.	3.384%	4/2/26	19,200	19,173
[5]	Bank of America Corp.	1.319%	6/19/26	1,755	1,644
[5]	Bank of America Corp.	3.559%	4/23/27	242	243
	Bank of America Corp.	1.734%	7/22/27	6,520	6,061
[5]	Bank of America Corp.	3.824%	1/20/28	433	438
[5]	Bank of America Corp.	3.705%	4/24/28	244	246
[5]	Bank of America Corp.	3.419%	12/20/28	520	515
[5]	Bank of America Corp.	3.970%	3/5/29	1,635	1,663
[5]	Bank of America Corp.	2.087%	6/14/29	5,000	4,569
[5]	Bank of America Corp.	4.271%	7/23/29	201	208
[5]	Bank of America Corp.	3.194%	7/23/30	1,050	1,017
[5]	Bank of America Corp.	1.898%	7/23/31	1,550	1,354
[5,13]	Bank of America Corp.	0.654%	10/26/31	1,300	1,290
	Bank of America Corp.	2.299%	7/21/32	6,800	6,052
[5]	Bank of America Corp.	2.676%	6/19/41	1,700	1,441
	Bank of America Corp.	3.311%	4/22/42	400	370
[5]	Bank of America Corp.	4.875%	4/1/44	1,000	1,127
[5]	Bank of America Corp.	3.946%	1/23/49	1,000	1,015
[5]	Bank of America Corp.	4.083%	3/20/51	2,000	2,065
[5]	Bank of America Corp.	2.831%	10/24/51	1,000	851
[5]	Bank of New York Mellon Corp.	2.100%	10/24/24	200	197
	Bank of Nova Scotia	2.951%	3/11/27	3,425	3,362
	Bank of Nova Scotia	2.450%	2/2/32	2,761	2,538
[5,12]	Banque Federative du Credit Mutuel SA	1.875%	10/26/28	2,200	2,726
	Barclays plc	4.375%	9/11/24	510	518
	Barclays plc	1.007%	12/10/24	3,820	3,668
[5]	Barclays plc	3.932%	5/7/25	1,200	1,209
[5]	Barclays plc	2.852%	5/7/26	414	402
21

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.200%	5/12/26	2,000	2,087
	Barclays plc	4.337%	1/10/28	2,844	2,892
[5,12]	Barclays plc	3.250%	1/17/33	1,200	1,545
	Barclays plc	3.330%	11/24/42	6,000	5,224
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	2,100	2,037
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	452
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,300	2,683
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,780	5,909
[8]	BNP Paribas SA	2.219%	6/9/26	1,360	1,292
[8]	BNP Paribas SA	1.323%	1/13/27	2,442	2,224
[8]	BPCE SA	3.250%	1/11/28	200	195
	Brookfield Asset Management Inc.	4.000%	1/15/25	200	203
	Brookfield Finance Inc.	3.900%	1/25/28	200	201
[7]	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,000	5,993
[7]	Canadian Imperial Bank of Commerce	3.450%	4/7/27	4,200	4,192
[7]	Canadian Imperial Bank of Commerce	3.600%	4/7/32	5,000	4,979
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,413
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	1,869
[13]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	700	787
	Citigroup Inc.	0.981%	5/1/25	3,625	3,459
	Citigroup Inc.	2.014%	1/25/26	6,800	6,548
	Citigroup Inc.	3.200%	10/21/26	1,524	1,512
	Citigroup Inc.	4.450%	9/29/27	1,907	1,966
[5]	Citigroup Inc.	3.668%	7/24/28	1,198	1,199
[5]	Citigroup Inc.	3.520%	10/27/28	200	199
[5]	Citigroup Inc.	4.412%	3/31/31	248	258
[5]	Citigroup Inc.	2.572%	6/3/31	650	595
	Citigroup Inc.	2.561%	5/1/32	3,000	2,717
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,505
	Citigroup Inc.	4.650%	7/23/48	1,000	1,131
[13]	Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	2,700	2,957
	CME Group Inc.	2.650%	3/15/32	3,500	3,349
[5,10,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	1.945%	9/10/30	6,800	5,115
[7,8]	Cooperatieve Rabobank UA	3.758%	4/6/33	3,740	3,731
[7,8]	Corebridge Financial Inc.	3.500%	4/4/25	1,800	1,799
[7,8]	Corebridge Financial Inc.	3.650%	4/5/27	1,940	1,937
[7,8]	Corebridge Financial Inc.	3.850%	4/5/29	4,020	4,016
[7,8]	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,406
[7,8]	Corebridge Financial Inc.	4.350%	4/5/42	2,260	2,259
[7,8]	Corebridge Financial Inc.	4.400%	4/5/52	3,630	3,629
[8]	Credit Suisse Group AG	3.091%	5/14/32	3,300	2,969
[8]	Danske Bank A/S	1.171%	12/8/23	4,000	3,951
[5]	Deutsche Bank AG	0.962%	11/8/23	18,400	17,878
[5]	Deutsche Bank AG	2.222%	9/18/24	1,350	1,321
	Deutsche Bank AG	2.129%	11/24/26	1,870	1,736
	Deutsche Bank AG	2.311%	11/16/27	3,400	3,128
	Deutsche Bank AG	3.035%	5/28/32	4,000	3,600
[5]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	7,628	7,472
[8]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	490	477
[8]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	1,024	838
[5]	Discover Bank	4.250%	3/13/26	2,700	2,772
	Enstar Group Ltd.	4.950%	6/1/29	1,630	1,692
	Equitable Holdings Inc.	5.000%	4/20/48	290	314
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,339
22

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fidelity National Financial Inc.	3.200%	9/17/51	3,645	2,896
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,163
	GATX Corp.	3.500%	6/1/32	3,200	3,086
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	10,015	10,029
	Goldman Sachs Group Inc.	3.500%	1/23/25	359	363
	Goldman Sachs Group Inc.	1.757%	1/24/25	3,335	3,252
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,859	1,888
[5]	Goldman Sachs Group Inc.	3.272%	9/29/25	253	253
[5,12]	Goldman Sachs Group Inc.	1.000%	12/16/25	5,600	6,963
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	211
[5]	Goldman Sachs Group Inc.	1.093%	12/9/26	1,430	1,311
	Goldman Sachs Group Inc.	3.850%	1/26/27	200	202
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,865	3,567
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,530	3,378
[5]	Goldman Sachs Group Inc.	3.691%	6/5/28	344	345
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,750	1,793
	Goldman Sachs Group Inc.	2.600%	2/7/30	207	192
	Goldman Sachs Group Inc.	1.992%	1/27/32	4,000	3,464
	Goldman Sachs Group Inc.	2.615%	4/22/32	2,000	1,818
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,350	3,043
[5,13]	Goldman Sachs Group Inc.	1.000%	3/18/33	900	878
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	958	1,009
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,347
	HSBC Holdings plc	0.976%	5/24/25	2,900	2,751
[5]	HSBC Holdings plc	2.633%	11/7/25	1,670	1,630
	HSBC Holdings plc	4.300%	3/8/26	215	221
	HSBC Holdings plc	2.999%	3/10/26	8,000	7,846
[5]	HSBC Holdings plc	1.645%	4/18/26	1,905	1,796
	HSBC Holdings plc	3.900%	5/25/26	257	260
[5]	HSBC Holdings plc	2.099%	6/4/26	4,449	4,230
[5]	HSBC Holdings plc	4.292%	9/12/26	200	203
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,662
[5]	HSBC Holdings plc	4.041%	3/13/28	652	655
[5]	HSBC Holdings plc	2.013%	9/22/28	2,000	1,815
[5]	HSBC Holdings plc	4.583%	6/19/29	348	359
[5]	HSBC Holdings plc	3.973%	5/22/30	248	249
[5]	HSBC Holdings plc	2.357%	8/18/31	1,000	888
	HSBC Holdings plc	2.804%	5/24/32	3,100	2,822
	ING Groep NV	3.950%	3/29/27	214	217
	ING Groep NV	4.050%	4/9/29	236	239
	Intercontinental Exchange Inc.	0.700%	6/15/23	2,120	2,088
[8]	Intesa Sanpaolo SpA	3.250%	9/23/24	500	495
[8]	Intesa Sanpaolo SpA	4.000%	9/23/29	200	194
	Invesco Finance plc	4.000%	1/30/24	200	204
	Invesco Finance plc	5.375%	11/30/43	590	672
[13]	JAB Holdings BV	2.250%	12/19/39	500	473
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	7,223	7,339
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	284	285
	JPMorgan Chase & Co.	3.900%	7/15/25	256	263
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	2,110	2,036
	JPMorgan Chase & Co.	3.200%	6/15/26	303	304
	JPMorgan Chase & Co.	1.578%	4/22/27	4,000	3,726
	JPMorgan Chase & Co.	2.947%	2/24/28	207	202
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	3,807	3,818
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	473	472
23

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	384	392
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	200	209
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	229	217
	JPMorgan Chase & Co.	2.580%	4/22/32	3,500	3,210
	JPMorgan Chase & Co.	2.963%	1/25/33	2,200	2,076
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	2,750	2,794
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	2,169
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	660	675
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	3,202
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,619
[5]	KeyBank NA	3.300%	6/1/25	200	201
	Lazard Group LLC	4.500%	9/19/28	262	269
	Lloyds Banking Group plc	4.450%	5/8/25	240	246
[5]	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,608
	Lloyds Banking Group plc	4.375%	3/22/28	248	253
[5,10,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	1.535%	3/7/25	1,000	752
[8]	Macquarie Group Ltd.	1.340%	1/12/27	4,800	4,366
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	343	348
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	257
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	336	355
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	3,250	2,720
	Mastercard Inc.	3.300%	3/26/27	200	204
	Mastercard Inc.	3.650%	6/1/49	614	637
	Mastercard Inc.	2.950%	3/15/51	2,000	1,834
	MetLife Inc.	4.125%	8/13/42	1,000	1,039
[8]	Midcap Financial Issuer Trust	5.625%	1/15/30	347	307
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	753	766
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	937
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	360	364
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	257
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	508
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	248	243
	Mizuho Financial Group Inc.	1.234%	5/22/27	4,540	4,126
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	200	192
	Morgan Stanley	2.750%	5/19/22	1,210	1,212
[5]	Morgan Stanley	0.560%	11/10/23	4,127	4,081
[5]	Morgan Stanley	2.720%	7/22/25	7,830	7,747
[5]	Morgan Stanley	4.000%	7/23/25	244	250
[5]	Morgan Stanley	3.875%	1/27/26	707	720
[5]	Morgan Stanley	2.188%	4/28/26	2,070	2,003
	Morgan Stanley	3.625%	1/20/27	573	578
	Morgan Stanley	1.593%	5/4/27	3,900	3,626
	Morgan Stanley	2.475%	1/21/28	3,500	3,338
[5]	Morgan Stanley	3.591%	7/22/28	751	754
[5]	Morgan Stanley	2.699%	1/22/31	500	468
[5]	Morgan Stanley	3.622%	4/1/31	265	264
	Morgan Stanley	2.943%	1/21/33	4,300	4,029
[5]	Morgan Stanley	3.971%	7/22/38	1,000	1,008
[5]	Morgan Stanley	4.457%	4/22/39	525	564
	Morgan Stanley	3.217%	4/22/42	1,735	1,597
	Morgan Stanley	4.300%	1/27/45	725	763
[5]	Morgan Stanley	2.802%	1/25/52	1,215	1,016
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,351
	NatWest Group plc	3.875%	9/12/23	600	606
24

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	NatWest Group plc	4.269%	3/22/25	700	708
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,129
[12]	NatWest Group plc	2.057%	11/9/28	3,000	3,692
[5,12]	NIBC Bank NV	3.125%	11/15/23	2,700	3,560
	Nomura Holdings Inc.	2.710%	1/22/29	1,300	1,203
	OneMain Finance Corp.	3.500%	1/15/27	305	282
[5,13]	Phoenix Group Holdings plc	4.375%	1/24/29	1,252	1,458
[5]	PNC Bank NA	2.950%	2/23/25	259	259
[5]	PNC Bank NA	3.100%	10/25/27	262	263
[5]	PNC Bank NA	3.250%	1/22/28	250	250
[5]	PNC Bank NA	2.700%	10/22/29	200	190
	PNC Financial Services Group Inc.	3.450%	4/23/29	403	410
	Progressive Corp.	2.500%	3/15/27	1,800	1,762
[8]	Protective Life Corp.	4.300%	9/30/28	200	209
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,567
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	543
[12]	Rothesay Life plc	8.000%	10/30/25	1,189	1,782
[5]	Royal Bank of Canada	2.550%	7/16/24	1,474	1,467
	Santander Holdings USA Inc.	3.500%	6/7/24	290	291
	Santander Holdings USA Inc.	4.400%	7/13/27	1,746	1,776
	Santander UK Group Holdings plc	1.673%	6/14/27	4,500	4,096
[8]	Standard Chartered plc	1.319%	10/14/23	1,260	1,248
[5,12]	Standard Chartered plc	4.375%	1/18/38	750	1,125
	State Street Corp.	3.550%	8/18/25	282	287
[5]	State Street Corp.	2.354%	11/1/25	244	240
	State Street Corp.	3.152%	3/30/31	223	220
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	220	214
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	294
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	414
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	200
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	588	565
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	257
	SVB Financial Group	2.100%	5/15/28	3,775	3,444
	Synchrony Financial	3.950%	12/1/27	6,640	6,601
[5]	Toronto-Dominion Bank	2.350%	3/8/24	820	815
[5]	Toronto-Dominion Bank	3.200%	3/10/32	25,300	24,915
[5]	Truist Bank	3.200%	4/1/24	453	458
[5]	Truist Bank	1.500%	3/10/25	200	192
[5]	Truist Bank	3.625%	9/16/25	250	253
[5]	US Bancorp	3.150%	4/27/27	256	258
[5]	US Bancorp	3.000%	7/30/29	200	196
	Visa Inc.	1.900%	4/15/27	200	192
[5]	Wells Fargo & Co.	3.000%	2/19/25	544	544
[5]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,151
	Wells Fargo & Co.	3.000%	4/22/26	504	500
[5]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,476
	Wells Fargo & Co.	3.000%	10/23/26	545	538
[5]	Wells Fargo & Co.	3.196%	6/17/27	200	198
[5]	Wells Fargo & Co.	4.300%	7/22/27	4,500	4,676
[5]	Wells Fargo & Co.	3.526%	3/24/28	10,400	10,386
[5]	Wells Fargo & Co.	3.584%	5/22/28	244	244
[5]	Wells Fargo & Co.	2.879%	10/30/30	2,332	2,220
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,479
[5]	Wells Fargo & Co.	4.650%	11/4/44	1,000	1,069
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	782
25

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	533
[5,12]	Wells Fargo Bank NA	5.250%	8/1/23	6,550	8,901
	Westpac Banking Corp.	1.953%	11/20/28	5,000	4,605
[5,11]	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,453
[5]	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,606
	Westpac Banking Corp.	2.963%	11/16/40	1,175	984
	Willis North America Inc.	2.950%	9/15/29	1,585	1,490
	Willis North America Inc.	3.875%	9/15/49	680	621
[13]	XLIT Ltd.	3.250%	6/29/47	2,900	3,284
					638,525
Health Care (2.5%)
	Abbott Laboratories	4.900%	11/30/46	1,019	1,244
	AbbVie Inc.	2.600%	11/21/24	1,438	1,428
	AbbVie Inc.	3.800%	3/15/25	1,188	1,212
	AbbVie Inc.	2.950%	11/21/26	1,948	1,932
	AbbVie Inc.	3.200%	11/21/29	313	309
	AbbVie Inc.	4.050%	11/21/39	4,765	4,915
	AbbVie Inc.	4.875%	11/14/48	2,395	2,718
	AbbVie Inc.	4.250%	11/21/49	725	756
[5]	AdventHealth Obligated Group	2.795%	11/15/51	5,700	4,780
[5]	Allina Health System	3.887%	4/15/49	1,135	1,152
[13]	American Medical Systems Europe BV	0.750%	3/8/25	3,924	4,290
[13]	American Medical Systems Europe BV	1.875%	3/8/34	1,900	2,046
	AmerisourceBergen Corp.	4.300%	12/15/47	3,400	3,469
	Amgen Inc.	2.200%	2/21/27	2,609	2,508
	Amgen Inc.	3.150%	2/21/40	2,250	2,054
	Amgen Inc.	3.375%	2/21/50	750	679
	Amgen Inc.	4.663%	6/15/51	500	553
	Amgen Inc.	4.200%	2/22/52	3,500	3,625
	Amgen Inc.	4.400%	2/22/62	3,330	3,457
	Anthem Inc.	3.650%	12/1/27	1,985	2,026
	Anthem Inc.	3.125%	5/15/50	2,450	2,179
	AstraZeneca Finance LLC	1.200%	5/28/26	1,000	932
	AstraZeneca Finance LLC	1.750%	5/28/28	1,800	1,662
[8]	Bausch Health Cos. Inc.	6.125%	4/15/25	222	224
[8]	Bausch Health Cos. Inc.	5.500%	11/1/25	45	45
[8]	Bausch Health Cos. Inc.	7.000%	1/15/28	220	197
[8]	Bausch Health Cos. Inc.	5.250%	2/15/31	210	164
[8]	Baxter International Inc.	2.272%	12/1/28	2,820	2,613
[8]	Baxter International Inc.	3.132%	12/1/51	2,000	1,718
	Becton Dickinson & Co.	3.700%	6/6/27	338	343
	Becton Dickinson & Co.	4.669%	6/6/47	300	328
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	3,150
	Boston Scientific Corp.	1.900%	6/1/25	1,000	960
	Boston Scientific Corp.	4.550%	3/1/39	392	418
	Bristol-Myers Squibb Co.	3.900%	2/20/28	195	204
	Bristol-Myers Squibb Co.	3.400%	7/26/29	916	932
	Bristol-Myers Squibb Co.	1.450%	11/13/30	75	66
	Bristol-Myers Squibb Co.	4.550%	2/20/48	680	773
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	493
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,500	1,244
	Centene Corp.	2.450%	7/15/28	2,990	2,732
	Centene Corp.	3.000%	10/15/30	140	129
	Centene Corp.	2.625%	8/1/31	1,290	1,149
[8]	Charles River Laboratories International Inc.	4.250%	5/1/28	580	567
26

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	2,361
[5]	CHRISTUS Health	4.341%	7/1/28	200	206
	Cigna Corp.	3.750%	7/15/23	1,084	1,100
	Cigna Corp.	1.250%	3/15/26	1,500	1,400
	Cigna Corp.	4.800%	8/15/38	1,730	1,902
	Cigna Corp.	3.400%	3/15/51	1,550	1,401
[5]	City of Hope	4.378%	8/15/48	80	87
	CommonSpirit Health	2.760%	10/1/24	615	610
	CVS Health Corp.	2.625%	8/15/24	200	199
	CVS Health Corp.	4.100%	3/25/25	413	424
	CVS Health Corp.	3.875%	7/20/25	645	658
	CVS Health Corp.	3.625%	4/1/27	1,419	1,442
	CVS Health Corp.	3.250%	8/15/29	25	25
	CVS Health Corp.	4.780%	3/25/38	4,150	4,530
	CVS Health Corp.	2.700%	8/21/40	1,300	1,104
	CVS Health Corp.	5.050%	3/25/48	400	453
	CVS Health Corp.	4.250%	4/1/50	400	416
	DH Europe Finance II Sarl	2.200%	11/15/24	290	284
	DH Europe Finance II Sarl	2.600%	11/15/29	500	476
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	1,057
	Eli Lilly & Co.	3.375%	3/15/29	200	206
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,458
	Encompass Health Corp.	4.500%	2/1/28	420	412
	Gilead Sciences Inc.	3.500%	2/1/25	675	684
	Gilead Sciences Inc.	3.650%	3/1/26	433	441
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	311
	GlaxoSmithKline Capital plc	3.000%	6/1/24	3,982	4,014
	HCA Inc.	5.375%	2/1/25	275	287
	HCA Inc.	5.250%	6/15/26	757	799
	HCA Inc.	5.250%	6/15/49	975	1,072
	Johnson & Johnson	2.450%	9/1/60	1,700	1,378
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,547
	Medtronic Inc.	4.625%	3/15/45	500	581
	Merck & Co. Inc.	1.700%	6/10/27	2,455	2,326
	Merck & Co. Inc.	1.900%	12/10/28	1,845	1,738
	Merck & Co. Inc.	3.400%	3/7/29	1,551	1,588
	Merck & Co. Inc.	2.150%	12/10/31	5,415	5,018
	Merck & Co. Inc.	4.000%	3/7/49	925	999
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	1,131
	Mylan Inc.	4.550%	4/15/28	100	101
	Novartis Capital Corp.	2.000%	2/14/27	1,000	964
	Novartis Capital Corp.	2.750%	8/14/50	850	762
[8]	Organon & Co.	4.125%	4/30/28	900	858
	Pfizer Inc.	3.450%	3/15/29	382	393
	Pfizer Inc.	1.700%	5/28/30	200	182
	Pfizer Inc.	2.550%	5/28/40	1,546	1,385
[8]	Roche Holdings Inc.	1.930%	12/13/28	6,000	5,577
[8]	Roche Holdings Inc.	2.076%	12/13/31	4,255	3,918
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2	2
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	223
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,000	3,576
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	312
[8]	Tenet Healthcare Corp.	4.625%	9/1/24	15	15
[8]	Tenet Healthcare Corp.	4.875%	1/1/26	630	638
[8]	Tenet Healthcare Corp.	6.250%	2/1/27	205	211
27

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Tenet Healthcare Corp.	4.250%	6/1/29	253	243
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	1,000	916
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,797
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,000	1,787
	UnitedHealth Group Inc.	3.850%	6/15/28	245	255
	UnitedHealth Group Inc.	2.750%	5/15/40	850	763
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,274
	UnitedHealth Group Inc.	3.250%	5/15/51	1,750	1,653
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	199
	Viatris Inc.	2.300%	6/22/27	200	182
	Zoetis Inc.	4.700%	2/1/43	1,820	2,035
					146,721
Industrials (3.8%)
[5]	3M Co.	2.250%	9/19/26	100	97
	3M Co.	3.700%	4/15/50	796	801
[8]	Air Canada	3.875%	8/15/26	390	369
[8]	Airbus SE	3.150%	4/10/27	221	220
[5,13]	Airbus SE	2.375%	6/9/40	600	675
[8]	Allison Transmission Inc.	4.750%	10/1/27	525	518
[8]	American Airlines Inc.	11.750%	7/15/25	107	126
[8]	American Airlines Inc.	5.500%	4/20/26	540	540
[8]	American Airlines Inc.	5.750%	4/20/29	1,230	1,226
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	295	284
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	385	359
[8]	Aramark Services Inc.	6.375%	5/1/25	470	483
[8]	Aramark Services Inc.	5.000%	2/1/28	60	58
[5,11]	Aurizon Finance Pty. Ltd.	3.000%	3/9/28	3,900	2,602
[5,11]	Aurizon Network Pty. Ltd.	4.000%	6/21/24	2,500	1,895
	Boeing Co.	2.700%	5/1/22	365	365
	Boeing Co.	2.800%	3/1/24	245	244
	Boeing Co.	4.875%	5/1/25	1,779	1,837
	Boeing Co.	2.750%	2/1/26	2,330	2,261
	Boeing Co.	2.250%	6/15/26	790	745
	Boeing Co.	2.700%	2/1/27	1,420	1,364
	Boeing Co.	5.040%	5/1/27	248	261
	Boeing Co.	3.250%	2/1/28	2,400	2,318
	Boeing Co.	3.200%	3/1/29	1,780	1,699
	Boeing Co.	5.150%	5/1/30	829	883
	Boeing Co.	5.705%	5/1/40	1,650	1,848
	Boeing Co.	5.805%	5/1/50	1,546	1,784
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	1,155
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	301
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,382
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,720	1,624
	Canadian Pacific Railway Co.	4.800%	8/1/45	4,600	5,157
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	510	497
	Carrier Global Corp.	2.700%	2/15/31	4,700	4,389
[5]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,935	4,498
[8]	Clark Equipment Co.	5.875%	6/1/25	170	172
[8]	Clean Harbors Inc.	4.875%	7/15/27	545	547
	CSX Corp.	3.250%	6/1/27	253	254
	CSX Corp.	4.250%	3/15/29	2,860	3,030
	CSX Corp.	4.750%	11/15/48	2,000	2,290
28

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.800%	4/15/50	900	909
	CSX Corp.	2.500%	5/15/51	1,000	808
[8]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	10,185	9,878
[8]	Delta Air Lines Inc.	7.000%	5/1/25	735	787
[8]	Delta Air Lines Inc.	4.500%	10/20/25	2,249	2,265
[8]	Delta Air Lines Inc.	4.750%	10/20/28	11,679	11,783
	Delta Air Lines Inc.	3.750%	10/28/29	325	297
	Embraer SA	5.150%	6/15/22	1,400	1,407
	Emerson Electric Co.	1.800%	10/15/27	200	188
	Emerson Electric Co.	2.000%	12/21/28	18,300	17,057
	Emerson Electric Co.	2.200%	12/21/31	3,640	3,359
	FedEx Corp.	3.250%	5/15/41	4,520	4,056
	FedEx Corp.	3.875%	8/1/42	300	289
	FedEx Corp.	5.250%	5/15/50	2,700	3,135
	General Dynamics Corp.	2.625%	11/15/27	200	195
	General Dynamics Corp.	3.750%	5/15/28	200	206
	General Dynamics Corp.	4.250%	4/1/40	1,720	1,874
[5]	General Electric Co.	6.750%	3/15/32	1,189	1,498
	Honeywell International Inc.	1.950%	6/1/30	286	264
[8]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	4,000	3,616
[5]	John Deere Capital Corp.	2.125%	3/7/25	1,630	1,603
	L3Harris Technologies Inc.	3.850%	6/15/23	1,102	1,117
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	1,200	1,248
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,367
	Lockheed Martin Corp.	1.850%	6/15/30	3,769	3,424
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	30,496	31,751
[8]	Mueller Water Products Inc.	4.000%	6/15/29	875	824
	Norfolk Southern Corp.	3.050%	5/15/50	860	768
	Northrop Grumman Corp.	3.250%	1/15/28	513	513
	Northrop Grumman Corp.	4.030%	10/15/47	2,270	2,387
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,675
[7]	PACCAR Financial Corp.	2.850%	4/7/25	15,725	15,721
	Precision Castparts Corp.	3.250%	6/15/25	100	101
[5,11]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	6,624
	Raytheon Technologies Corp.	3.200%	3/15/24	1,745	1,764
	Raytheon Technologies Corp.	3.950%	8/16/25	120	124
	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	3,274
	Republic Services Inc.	1.750%	2/15/32	864	742
	Rockwell Automation Inc.	2.800%	8/15/61	2,700	2,174
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	240	224
[8]	Rolls-Royce plc	5.750%	10/15/27	600	615
	Southwest Airlines Co.	5.250%	5/4/25	938	984
	Southwest Airlines Co.	2.625%	2/10/30	2,250	2,070
	Teledyne Technologies Inc.	2.750%	4/1/31	8,000	7,412
[8]	TopBuild Corp.	3.625%	3/15/29	110	100
[8]	TransDigm Inc.	8.000%	12/15/25	675	704
[8]	TransDigm Inc.	6.250%	3/15/26	831	856
	TransDigm Inc.	5.500%	11/15/27	465	463
	TransDigm Inc.	4.875%	5/1/29	605	568
	Triton Container International Ltd.	3.250%	3/15/32	5,670	5,221
	Tyco Electronics Group SA	3.700%	2/15/26	209	213
	Tyco Electronics Group SA	3.125%	8/15/27	238	237
	Tyco Electronics Group SA	2.500%	2/4/32	3,260	3,033
	Union Pacific Corp.	3.500%	6/8/23	275	279
	Union Pacific Corp.	3.150%	3/1/24	370	374
29

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.250%	2/5/50	905	845
	Union Pacific Corp.	3.839%	3/20/60	1,000	1,011
	Union Pacific Corp.	3.850%	2/14/72	3,100	3,075
[8]	United Airlines Inc.	4.375%	4/15/26	818	805
[8]	United Airlines Inc.	4.625%	4/15/29	610	581
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	1,059	1,084
	United Parcel Service Inc.	3.900%	4/1/25	200	206
	United Parcel Service Inc.	5.300%	4/1/50	875	1,145
[8]	Vertiv Group Corp.	4.125%	11/15/28	265	242
[8]	Wabash National Corp.	4.500%	10/15/28	122	110
	Waste Management Inc.	1.150%	3/15/28	900	805
[8]	WESCO Distribution Inc.	7.250%	6/15/28	540	573
[5,13]	Wizz Air Finance Co. BV	1.350%	1/19/24	1,300	1,406
					227,471
Materials (1.1%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	926
[8]	Arconic Corp.	6.000%	5/15/25	60	61
[8]	Arconic Corp.	6.125%	2/15/28	225	226
[8]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/28	500	454
[8]	Ardagh Packaging Finance plc	5.250%	4/30/25	116	116
[8]	Ardagh Packaging Finance plc	4.125%	8/15/26	315	304
[8]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	360	334
[8]	Axalta Coating Systems LLC	4.750%	6/15/27	90	87
[8]	Axalta Coating Systems LLC	3.375%	2/15/29	265	233
	Ball Corp.	2.875%	8/15/30	485	435
	Ball Corp.	3.125%	9/15/31	300	268
[8]	Berry Global Inc.	4.875%	7/15/26	172	174
[8]	Berry Global Inc.	5.625%	7/15/27	1,120	1,133
[5,12]	BHP Billiton Finance Ltd.	4.300%	9/25/42	900	1,361
[8]	Big River Steel LLC	6.625%	1/31/29	354	372
[8]	Canpack SA	3.875%	11/15/29	1,015	883
[8]	Chemours Co.	5.750%	11/15/28	380	369
[8]	Chemours Co.	4.625%	11/15/29	700	642
[8]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	2,852	2,879
[8]	Chevron Phillips Chemical Co. LLC	3.700%	6/1/28	200	203
	Dow Chemical Co.	3.625%	5/15/26	257	260
	Dow Chemical Co.	2.100%	11/15/30	2,000	1,801
	Dow Chemical Co.	4.375%	11/15/42	300	312
	Dow Chemical Co.	3.600%	11/15/50	1,000	931
	DuPont de Nemours Inc.	5.319%	11/15/38	380	438
[8]	Element Solutions Inc.	3.875%	9/1/28	655	614
	FMC Corp.	4.500%	10/1/49	135	140
	Freeport-McMoRan Inc.	4.125%	3/1/28	1,285	1,285
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	629
	Freeport-McMoRan Inc.	5.250%	9/1/29	780	817
	Freeport-McMoRan Inc.	4.250%	3/1/30	230	232
	Freeport-McMoRan Inc.	4.625%	8/1/30	660	675
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	168
[8]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	8,727	8,856
[8]	Georgia-Pacific LLC	1.750%	9/30/25	1,785	1,698
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	195
[12]	Glencore Finance Europe Ltd.	6.000%	4/3/22	3,087	4,055
[8]	Graham Packaging Co. Inc.	7.125%	8/15/28	370	337
[8]	Graphic Packaging International LLC	3.500%	3/15/28	370	348
30

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Graphic Packaging International LLC	3.500%	3/1/29	86	79
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	768
[8]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	160	148
[8]	Ingevity Corp.	3.875%	11/1/28	220	199
	International Paper Co.	4.800%	6/15/44	549	586
	Linde Inc.	2.000%	8/10/50	1,000	758
	LYB International Finance III LLC	3.375%	10/1/40	2,600	2,335
[8]	Minsur SA	4.500%	10/28/31	2,986	2,884
	Mosaic Co.	4.875%	11/15/41	440	470
	Newmont Corp.	2.800%	10/1/29	3,385	3,238
	Newmont Corp.	2.250%	10/1/30	2,540	2,319
	Nucor Corp.	3.125%	4/1/32	3,590	3,469
	Nucor Corp.	3.850%	4/1/52	3,330	3,326
	Nutrien Ltd.	4.200%	4/1/29	2,042	2,134
	Nutrien Ltd.	4.125%	3/15/35	180	183
	Packaging Corp. of America	3.400%	12/15/27	230	230
	Packaging Corp. of America	4.050%	12/15/49	150	151
[8]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	285	265
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,000	1,732
	RPM International Inc.	4.550%	3/1/29	1,660	1,737
	Sherwin-Williams Co.	4.500%	6/1/47	310	327
	Sherwin-Williams Co.	3.300%	5/15/50	1,000	888
	Steel Dynamics Inc.	2.400%	6/15/25	555	538
	Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,548
	United States Steel Corp.	6.875%	3/1/29	464	483
	Westlake Corp.	3.125%	8/15/51	1,000	829
	WRKCo Inc.	3.900%	6/1/28	325	326
					67,201
Real Estate (1.1%)
	Agree LP	2.000%	6/15/28	1,120	1,018
	Agree LP	2.600%	6/15/33	1,130	996
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	207
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,200	2,691
[8]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	320	298
	Corporate Office Properties LP	2.250%	3/15/26	2,000	1,909
	Corporate Office Properties LP	2.750%	4/15/31	2,870	2,584
	Crown Castle International Corp.	4.450%	2/15/26	310	320
	Crown Castle International Corp.	3.800%	2/15/28	1,093	1,092
	Crown Castle International Corp.	4.750%	5/15/47	700	733
	Crown Castle International Corp.	5.200%	2/15/49	200	223
	Digital Realty Trust LP	3.600%	7/1/29	200	199
	Essex Portfolio LP	4.500%	3/15/48	920	973
	Federal Realty Investment Trust	3.950%	1/15/24	4,825	4,887
[8]	HAT Holdings I LLC	3.375%	6/15/26	295	280
	Healthcare Realty Trust Inc.	3.875%	5/1/25	775	786
	Kimco Realty Corp.	3.300%	2/1/25	400	399
	Kimco Realty Corp.	1.900%	3/1/28	4,000	3,628
	Kimco Realty Corp.	4.250%	4/1/45	2,180	2,189
[8]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	255	254
	MGM Growth Properties Operating Partnership LP	5.625%	5/1/24	235	242
[8]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	641	648
	MGM Growth Properties Operating Partnership LP	4.500%	9/1/26	122	123
31

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mid-America Apartments LP	2.750%	3/15/30	200	190
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	207
	Omega Healthcare Investors Inc.	3.375%	2/1/31	5,200	4,759
[13]	Prologis Euro Finance LLC	1.000%	2/16/41	500	440
[5,13]	Prologis International Funding II SA	1.625%	6/17/32	2,062	2,144
	Sabra Health Care LP	5.125%	8/15/26	2,391	2,447
	Sabra Health Care LP	3.900%	10/15/29	200	193
	SBA Communications Corp.	3.125%	2/1/29	645	586
[5,13]	SBB Treasury OYJ	1.125%	11/26/29	2,000	1,776
	Simon Property Group LP	3.750%	2/1/24	236	240
	Simon Property Group LP	2.000%	9/13/24	214	210
	Simon Property Group LP	3.500%	9/1/25	1,200	1,211
	Simon Property Group LP	3.250%	11/30/26	203	203
	Simon Property Group LP	1.750%	2/1/28	200	182
	Simon Property Group LP	2.650%	7/15/30	1,000	943
	Simon Property Group LP	2.200%	2/1/31	3,500	3,156
	Simon Property Group LP	3.250%	9/13/49	1,500	1,345
	Simon Property Group LP	3.800%	7/15/50	250	246
[5]	UDR Inc.	2.950%	9/1/26	185	181
[8]	Uniti Group LP	7.875%	2/15/25	190	198
[8]	Uniti Group LP	4.750%	4/15/28	240	227
[5,13]	Vonovia Finance BV	1.625%	10/7/39	1,000	923
	Welltower Inc.	4.250%	4/1/26	600	617
[12]	Westfield America Management Ltd.	2.125%	3/30/25	3,724	4,706
	Weyerhaeuser Co.	4.000%	11/15/29	2,479	2,549
	Weyerhaeuser Co.	4.000%	4/15/30	145	149
	Weyerhaeuser Co.	3.375%	3/9/33	2,850	2,777
	Weyerhaeuser Co.	4.000%	3/9/52	2,925	2,912
					62,396
Technology (2.0%)
	Adobe Inc.	2.150%	2/1/27	2,309	2,243
	Apple Inc.	3.250%	2/23/26	630	642
	Apple Inc.	2.450%	8/4/26	577	570
	Apple Inc.	2.050%	9/11/26	429	416
	Apple Inc.	3.350%	2/9/27	241	246
	Apple Inc.	3.200%	5/11/27	464	472
	Apple Inc.	2.900%	9/12/27	242	243
	Apple Inc.	1.200%	2/8/28	1,580	1,436
	Apple Inc.	1.250%	8/20/30	280	245
	Apple Inc.	1.650%	2/8/31	1,220	1,097
	Apple Inc.	2.375%	2/8/41	2,825	2,451
	Apple Inc.	3.850%	5/4/43	1,715	1,803
	Apple Inc.	3.850%	8/4/46	1,660	1,759
	Apple Inc.	2.950%	9/11/49	925	849
	Apple Inc.	2.700%	8/5/51	4,150	3,611
	Applied Materials Inc.	3.300%	4/1/27	284	288
	Block Financial LLC	3.875%	8/15/30	1,200	1,175
	Broadcom Inc.	4.700%	4/15/25	1,540	1,597
	Broadcom Inc.	5.000%	4/15/30	1,450	1,546
[8]	Broadcom Inc.	3.500%	2/15/41	800	714
	CDW LLC	4.125%	5/1/25	125	126
[8]	Clarivate Science Holdings Corp.	4.875%	7/1/29	450	424
[8]	CommScope Inc.	6.000%	3/1/26	45	46
[8]	CommScope Inc.	7.125%	7/1/28	239	216
[8]	CommScope Inc.	4.750%	9/1/29	325	300
32

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Condor Merger Sub Inc.	7.375%	2/15/30	755	724
	Dell International LLC	6.020%	6/15/26	1,090	1,183
	Dell International LLC	6.100%	7/15/27	1,490	1,650
	Dell International LLC	6.200%	7/15/30	2,051	2,351
[8]	Entegris Inc.	3.625%	5/1/29	285	267
	Global Payments Inc.	1.500%	11/15/24	2,560	2,448
	HP Inc.	4.000%	4/15/29	5,030	5,013
	HP Inc.	4.200%	4/15/32	3,590	3,578
	Intel Corp.	3.150%	5/11/27	44	44
	Intel Corp.	2.450%	11/15/29	237	226
	Intel Corp.	4.750%	3/25/50	1,345	1,567
	Intel Corp.	3.050%	8/12/51	2,400	2,135
	Microsoft Corp.	2.525%	6/1/50	2,700	2,341
	Microsoft Corp.	2.921%	3/17/52	5,490	5,130
[8]	MSCI Inc.	3.625%	9/1/30	305	286
[8]	MSCI Inc.	3.625%	11/1/31	375	353
[8]	Nielsen Finance LLC	5.625%	10/1/28	152	153
	NVIDIA Corp.	3.500%	4/1/40	1,710	1,726
	NVIDIA Corp.	3.700%	4/1/60	500	505
[8]	NXP BV	3.250%	5/11/41	4,350	3,861
	Oracle Corp.	2.400%	9/15/23	6,179	6,154
	Oracle Corp.	3.400%	7/8/24	100	101
	Oracle Corp.	2.950%	11/15/24	371	369
	Oracle Corp.	2.950%	5/15/25	328	324
	Oracle Corp.	2.650%	7/15/26	298	287
	Oracle Corp.	2.300%	3/25/28	3,315	3,035
	Oracle Corp.	2.950%	4/1/30	921	852
	Oracle Corp.	2.875%	3/25/31	4,440	4,052
	Oracle Corp.	3.600%	4/1/40	1,300	1,127
	Oracle Corp.	3.650%	3/25/41	2,250	1,961
	Oracle Corp.	3.950%	3/25/51	1,610	1,409
	QUALCOMM Inc.	3.250%	5/20/27	569	577
	RELX Capital Inc.	3.000%	5/22/30	1,000	954
[8]	S&P Global Inc.	2.700%	3/1/29	6,460	6,261
[8]	S&P Global Inc.	2.900%	3/1/32	2,470	2,394
[8]	S&P Global Inc.	3.700%	3/1/52	2,030	2,059
[8]	Sabre GLBL Inc.	7.375%	9/1/25	144	150
	Salesforce Inc.	1.950%	7/15/31	3,381	3,088
	Salesforce Inc.	2.700%	7/15/41	6,500	5,761
	Skyworks Solutions Inc.	1.800%	6/1/26	1,020	950
	Skyworks Solutions Inc.	3.000%	6/1/31	4,110	3,664
[8]	SS&C Technologies Inc.	5.500%	9/30/27	110	111
	VMware Inc.	3.900%	8/21/27	4,740	4,809
	VMware Inc.	1.800%	8/15/28	3,960	3,529
	VMware Inc.	4.700%	5/15/30	500	528
	Western Digital Corp.	4.750%	2/15/26	343	349
[7]	Workday Inc.	3.700%	4/1/29	3,160	3,165
					118,076
Utilities (2.5%)
	AEP Transmission Co. LLC	3.800%	6/15/49	750	741
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,703
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	1,237
[5]	Alabama Power Co.	1.450%	9/15/30	2,000	1,733
	Ameren Corp.	1.950%	3/15/27	1,330	1,247
	Ameren Corp.	3.500%	1/15/31	700	692
33

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,309
	American Electric Power Co. Inc.	2.031%	3/15/24	2,100	2,064
[5]	Appalachian Power Co.	2.700%	4/1/31	2,000	1,862
[5]	Appalachian Power Co.	4.500%	3/1/49	500	524
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	2,711
[8]	Calpine Corp.	5.125%	3/15/28	590	563
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	1,083
[5]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	1,944	1,901
	CenterPoint Energy Inc.	4.250%	11/1/28	319	328
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,529
	Commonwealth Edison Co.	3.800%	10/1/42	685	683
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	486
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	261
	Connecticut Light & Power Co.	4.000%	4/1/48	307	322
	Consumers Energy Co.	3.950%	7/15/47	900	937
[5,11]	DBNGP Finance Co. Pty. Ltd.	4.225%	5/28/25	5,550	4,210
[5]	Dominion Energy Inc.	3.300%	3/15/25	1,125	1,131
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	492
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	564
[5]	DTE Electric Co.	1.900%	4/1/28	615	573
	DTE Electric Co.	4.300%	7/1/44	2,490	2,647
	DTE Electric Co.	3.700%	3/15/45	225	221
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	920
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	553
	Duke Energy Carolinas LLC	2.550%	4/15/31	860	813
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	296
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,600
	Duke Energy Corp.	3.300%	6/15/41	500	453
	Duke Energy Corp.	3.500%	6/15/51	2,000	1,823
	Duke Energy Florida LLC	3.800%	7/15/28	241	247
	Duke Energy Florida LLC	1.750%	6/15/30	290	258
	Duke Energy Progress LLC	3.400%	4/1/32	3,430	3,450
	Duke Energy Progress LLC	4.100%	5/15/42	400	412
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,830
	Duke Energy Progress LLC	4.000%	4/1/52	1,600	1,700
[5,13]	Elia Transmission Belgium SA	0.875%	4/28/30	2,500	2,562
[5,13]	Enel Finance International NV	0.875%	6/17/36	1,700	1,546
[5,13]	Engie SA	1.375%	6/21/39	1,200	1,133
	Entergy Arkansas LLC	3.500%	4/1/26	202	205
	Entergy Arkansas LLC	2.650%	6/15/51	1,990	1,634
	Entergy Corp.	1.900%	6/15/28	1,000	906
	Entergy Corp.	2.800%	6/15/30	1,721	1,612
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,200	1,265
	Entergy Louisiana LLC	3.120%	9/1/27	170	168
	Entergy Louisiana LLC	1.600%	12/15/30	515	447
	Entergy Louisiana LLC	4.200%	9/1/48	500	529
	Entergy Texas Inc.	3.550%	9/30/49	705	662
	Evergy Inc.	2.900%	9/15/29	2,000	1,912
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,704
[5]	Eversource Energy	1.400%	8/15/26	1,400	1,291
	Eversource Energy	2.900%	3/1/27	5,470	5,365
[5]	Exelon Corp.	3.950%	6/15/25	330	337
	Exelon Corp.	4.050%	4/15/30	400	413
[8]	Exelon Corp.	3.350%	3/15/32	5,040	4,917
	Exelon Corp.	5.625%	6/15/35	200	228
34

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	5.100%	6/15/45	1,000	1,120
	Exelon Corp.	4.450%	4/15/46	1,000	1,045
[8]	Exelon Corp.	4.100%	3/15/52	3,115	3,171
[5]	FirstEnergy Corp.	4.400%	7/15/27	515	518
	FirstEnergy Corp.	2.650%	3/1/30	3,610	3,282
[5]	FirstEnergy Corp.	2.250%	9/1/30	370	328
[5]	FirstEnergy Corp.	3.400%	3/1/50	155	131
	Florida Power & Light Co.	3.800%	12/15/42	1,035	1,057
[5]	Georgia Power Co.	2.200%	9/15/24	207	203
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	1,215	1,202
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	181
[8]	NextEra Energy Operating Partners LP	4.500%	9/15/27	795	792
	Northern States Power Co.	6.250%	6/1/36	500	632
	NRG Energy Inc.	6.625%	1/15/27	55	57
[8]	NRG Energy Inc.	2.450%	12/2/27	1,544	1,420
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,000	2,755
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	1,021
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,927
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	931
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,581
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,345
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	933
	PacifiCorp	5.250%	6/15/35	313	354
	PacifiCorp	4.125%	1/15/49	525	548
	PacifiCorp	4.150%	2/15/50	865	905
	PECO Energy Co.	4.150%	10/1/44	1,515	1,590
	PECO Energy Co.	3.700%	9/15/47	1,285	1,290
[5]	Public Service Co. of Colorado	6.250%	9/1/37	550	711
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	1,006
	Public Service Co. of Colorado	4.050%	9/15/49	500	523
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	261
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	822
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	491
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,847	2,743
	Sempra Energy	3.300%	4/1/25	3,200	3,201
	Sempra Energy	3.250%	6/15/27	800	790
	Sempra Energy	3.700%	4/1/29	4,000	4,024
[5]	Southern California Edison Co.	4.200%	3/1/29	2,275	2,355
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,795
	Southern California Edison Co.	4.000%	4/1/47	615	593
[5]	Southern California Edison Co.	4.875%	3/1/49	95	102
	Southern California Edison Co.	3.450%	2/1/52	2,350	2,116
[5]	Southern Co.	3.700%	4/30/30	700	705
	Southern Co.	4.400%	7/1/46	350	359
[5]	Southwestern Electric Power Co.	4.100%	9/15/28	207	212
	Southwestern Public Service Co.	3.300%	6/15/24	257	257
	Union Electric Co.	3.900%	9/15/42	454	450
	Union Electric Co.	4.000%	4/1/48	910	940
[7]	Union Electric Co.	3.900%	4/1/52	1,500	1,553
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	425	426
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	1,194
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	498
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	533
35

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	65	65
	WEC Energy Group Inc.	1.800%	10/15/30	2,000	1,731
	Xcel Energy Inc.	2.350%	11/15/31	3,290	2,993
	Xcel Energy Inc.	3.500%	12/1/49	2,000	1,855
					146,568
Total Corporate Bonds (Cost $2,190,964)					2,052,961
Floating Rate Loan Interests (0.1%)
[10]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	5.500%	4/20/28	155	157
[10]	Bausch Health Cos. Inc. Term Loan B, SOFR + 5.250%	5.750%	1/27/27	880	871
[10]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	5.750%	8/2/27	195	195
[10]	McAfee Corp. Tranche B-1 Term Loan, SOFR + 4.000%	4.500%	3/1/29	180	178
[10]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	3.750%	10/23/28	450	445
[10]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	3.006%	11/5/28	1,745	1,718
Total Floating Rate Loan Interests (Cost $3,591)					3,564
Sovereign Bonds (3.9%)
[5]	Bermuda	4.854%	2/6/24	4,166	4,308
[5,8]	Comision Federal de Electricidad	3.875%	7/26/33	570	501
[5]	Comision Federal de Electricidad	3.875%	7/26/33	810	712
[5,8]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,728	1,583
[5]	Dominican Republic	6.875%	1/29/26	3,300	3,516
[5]	Dominican Republic	5.950%	1/25/27	290	298
[5,8]	Dominican Republic	5.500%	2/22/29	5,935	5,882
[5,8]	Dominican Republic	6.000%	2/22/33	602	588
[5]	Empresa Nacional del Petroleo	3.750%	8/5/26	4,188	4,172
[5]	Empresa Nacional del Petroleo	5.250%	11/6/29	1,695	1,765
[5,8]	Empresa Nacional del Petroleo	3.450%	9/16/31	4,342	3,981
[5,8]	Export-Import Bank of India	3.875%	2/1/28	240	238
[5,8,13]	Kingdom of Morocco	1.375%	3/30/26	5,800	6,162
[5,8,13]	Kingdom of Morocco	2.000%	9/30/30	5,500	5,301
[5]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,603
[5]	KSA Sukuk Ltd.	2.894%	4/20/22	522	522
[5]	NTPC Ltd.	4.250%	2/26/26	250	251
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	205
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	581
[5]	Pertamina Persero PT	4.875%	5/3/22	414	415
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	3,022	3,049
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	954	1,023
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	10/24/42	955	966
[5]	Petroleos del Peru SA	5.625%	6/19/47	3,000	2,520
	Petroleos Mexicanos	6.500%	3/13/27	10,000	10,152
	Petroleos Mexicanos	6.350%	2/12/48	5,000	3,939
[5]	Republic of Azerbaijan	4.750%	3/18/24	4,918	5,012
[5]	Republic of Chile	2.750%	1/31/27	11,126	10,896
36

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Republic of Colombia	2.625%	3/15/23	10,750	10,691
[5]	Republic of Colombia	4.000%	2/26/24	519	520
[5]	Republic of Colombia	5.000%	6/15/45	2,609	2,194
[5]	Republic of Colombia	5.200%	5/15/49	6,446	5,500
[5]	Republic of Colombia	4.125%	5/15/51	4,980	3,769
[5]	Republic of Croatia	5.500%	4/4/23	5,608	5,788
[5]	Republic of El Salvador	8.625%	2/28/29	5,100	2,471
[5]	Republic of Guatemala	5.750%	6/6/22	1,815	1,824
	Republic of Hungary	5.375%	2/21/23	5,128	5,255
	Republic of Hungary	5.750%	11/22/23	992	1,039
	Republic of Hungary	5.375%	3/25/24	1,782	1,866
[5,8]	Republic of Hungary	2.125%	9/22/31	4,929	4,467
[5]	Republic of Kazakhstan	4.875%	10/14/44	1,285	1,264
[5]	Republic of Panama	3.875%	3/17/28	5,000	5,111
[5]	Republic of Panama	3.362%	6/30/31	10,621	9,951
	Republic of Panama	8.125%	4/28/34	780	1,121
[5]	Republic of Panama	4.500%	4/16/50	435	431
[5]	Republic of Panama	3.870%	7/23/60	5,442	4,777
[5]	Republic of Panama	4.500%	1/19/63	2,015	1,940
[5]	Republic of Paraguay	4.625%	1/25/23	2,000	2,020
	Republic of Peru	7.350%	7/21/25	1,175	1,331
	Republic of Peru	4.125%	8/25/27	5,000	5,197
[5,8]	Republic of Romania	3.000%	2/27/27	5,600	5,439
[5,13]	Republic of Romania	1.375%	12/2/29	2,000	1,885
[5,13]	Republic of Romania	1.750%	7/13/30	1,700	1,585
[13]	Republic of the Philippines	0.250%	4/28/25	1,185	1,259
	Republic of the Philippines	3.229%	3/29/27	2,800	2,832
[13]	Republic of the Philippines	1.750%	4/28/41	5,744	5,384
[5]	Saudi Arabian Oil Co.	2.875%	4/16/24	2,500	2,493
[5,13]	Serbia International Bond	3.125%	5/15/27	3,536	3,808
[5,13]	Serbia International Bond	1.650%	3/3/33	1,349	1,162
[5,8,13]	Serbia International Bond	2.050%	9/23/36	3,451	2,909
[5,8]	Temasek Financial I Ltd.	2.750%	8/2/61	4,100	3,591
[5,8]	Ukraine Government Bond	6.876%	5/21/29	5,000	2,061
[5,14]	United Mexican States	10.000%	11/20/36	140,000	8,025
[5,14]	United Mexican States	8.500%	11/18/38	264,500	13,479
[5]	United Mexican States	4.400%	2/12/52	12,500	11,513
Total Sovereign Bonds (Cost $244,313)					229,093
Taxable Municipal Bonds (0.1%)
	Houston TX GO	6.290%	3/1/32	1,585	1,873
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	700	813
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	718
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	518
Total Taxable Municipal Bonds (Cost $3,868)					3,922
37

Core Bond Fund
			Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[15]	Vanguard Market Liquidity Fund (Cost $42,479)		0.312%		424,878	42,484
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	38,496	4
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	36,827	3
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	36,930	3
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	38,496	4
Total Options Purchased (Cost $666)						14
Total Investments (100.1%) (Cost $6,238,112)						5,915,532
38

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.4%)
[5,7]	Ginnie Mae II Pool (Proceeds $27,183)	2.000%	4/15/52–5/15/52	(28,000)	(26,569)
Other Assets and Liabilities—Net (0.3%)					19,974
Net Assets (100%)					5,908,937
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,887,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $1,214,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $7,364,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $7,906,000 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $488,726,000, representing 8.3% of net assets.
9	Interest-only security.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Face amount denominated in euro.
14	Face amount denominated in Mexican pesos.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
39

Core Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	4/20/22	0.725%	36,960	(300)

Put Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	4/20/22	0.725%	36,960	(1)
Total Options Written (Premiums Received $235)					(301)
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	3,501	401,521	1,161
10-Year U.S. Treasury Note	June 2022	961	118,083	(85)
Euro-Schatz	June 2022	51	6,248	(15)
Long U.S. Treasury Bond	June 2022	67	10,054	129
Ultra Long U.S. Treasury Bond	June 2022	59	10,450	35
				1,225

Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(3,624)	(768,005)	413
AUD 3-Year Treasury Bond	June 2022	(106)	(8,716)	116
AUD 10-Year Treasury Bond	June 2022	(81)	(7,682)	254
Euro-Bobl	June 2022	(190)	(27,085)	778
Euro-BTP	June 2022	(32)	(4,896)	188
Euro-Bund	June 2022	(141)	(24,748)	926
Euro-Buxl	June 2022	(58)	(11,947)	903
Long Gilt	June 2022	(124)	(19,747)	214
Ultra 10-Year U.S. Treasury Note	June 2022	(464)	(62,858)	(718)
				3,074
				4,299

40

Core Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	4/19/22	AUD	909	USD	682	—	(1)
State Street Bank & Trust Co.	4/18/22	CAD	27	USD	21	1	—
Morgan Stanley Capital Services LLC	4/19/22	EUR	10,276	USD	11,408	—	(36)
HSBC Bank plc	4/19/22	EUR	3,520	USD	3,901	—	(5)
Barclays Bank plc	4/19/22	EUR	2,905	USD	3,192	22	—
Morgan Stanley Capital Services LLC	4/19/22	EUR	2,771	USD	3,042	26	—
State Street Bank & Trust Co.	4/19/22	EUR	2,248	USD	2,502	—	(14)
Standard Chartered Bank	4/19/22	EUR	1,545	USD	1,704	6	—
Deutsche Bank AG	4/19/22	EUR	474	USD	519	5	—
Toronto-Dominion Bank	4/19/22	GBP	3,323	USD	4,364	—	—
Barclays Bank plc	4/19/22	GBP	2,017	USD	2,640	10	—
BNP Paribas	4/19/22	GBP	1,912	USD	2,521	—	(10)
HSBC Bank plc	4/19/22	GBP	891	USD	1,168	3	—
State Street Bank & Trust Co.	4/18/22	MXN	3,401	USD	170	1	—
Credit Agricole CIB	4/18/22	MXN	299	USD	15	—	—
Toronto-Dominion Bank	4/19/22	USD	31,108	AUD	42,442	—	(658)
State Street Bank & Trust Co.	4/19/22	USD	108,294	EUR	98,655	—	(889)
Goldman Sachs Bank USA	4/19/22	USD	2,345	EUR	2,114	5	—
JPMorgan Chase Bank, N.A.	4/19/22	USD	213	EUR	193	—	(1)
Deutsche Bank AG	4/19/22	USD	152	EUR	138	—	(1)
State Street Bank & Trust Co.	4/19/22	USD	50,599	GBP	38,757	—	(308)
Royal Bank of Canada	4/19/22	USD	3,545	GBP	2,675	31	—
HSBC Bank plc	4/19/22	USD	2,821	GBP	2,154	—	(8)
Morgan Stanley Capital Services LLC	4/19/22	USD	777	GBP	590	2	—
Toronto-Dominion Bank	4/18/22	USD	17,111	MXN	358,604	—	(875)
Goldman Sachs Bank USA	4/18/22	USD	1,377	MXN	28,235	—	(38)
41

Core Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	4/18/22	USD	118	MXN	2,469	—	(6)
BNP Paribas	4/19/22	USD	7	ZAR	106	—	—
						112	(2,850)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/20/26	USD	254,287	1.000	2,271	530
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	16,900	1.000	131	176	—	(45)
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	450	1.000	1	—	1	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	400	1.000	3	1	2	—
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	13	9	4	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	13	9	4	—
MetLife Inc./A3	6/20/24	BARC	700	1.000	11	—	11	—
People's Republic of China/A1	6/20/22	BNPSW	200	1.000	—	—	—	—
Republic of Chile/A1	6/20/27	CITNA	4,630	1.000	69	47	22	—
42

Core Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Republic of Chile/A1	6/20/27	JPMC	750	1.000	11	10	1	—
Republic of Chile/A1	6/20/27	MSCS	4,190	1.000	63	51	12	—
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	(8)	(14)	6	—
					307	289	63	(45)
Credit Protection Purchased
Bank of China Ltd.	6/20/22	BNPSW	200	(1.000)	—	—	—	—
Deutsche Bank AG	12/20/22	JPMC	265	(1.000)	(1)	—	—	(1)
McDonald's Corp.	6/20/22	GSI	325	(1.000)	(1)	—	—	(1)
People's Republic of China	6/20/23	GSI	1,200	(1.000)	(12)	(4)	—	(8)
Republic of Colombia	6/20/27	MSCS	2,400	(1.000)	103	116	—	(13)
State of Qatar	6/20/22	BANA	340	(1.000)	(1)	—	—	(1)
State of Qatar	6/20/22	CITNA	660	(1.000)	(1)	—	—	(1)
					87	112	—	(25)
					394	401	63	(70)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2022, the counterparties had deposited in segregated accounts cash of $870,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Core Bond Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,195,633)	5,873,048
Affiliated Issuers (Cost $42,479)	42,484
Total Investments in Securities	5,915,532
Investment in Vanguard	209
Foreign Currency, at Value (Cost $1,442)	1,444
Receivables for Investment Securities Sold	1,276,876
Receivables for Accrued Income	28,776
Receivables for Capital Shares Issued	13,995
Swap Premiums Paid	419
Variation Margin Receivable—Futures Contracts	212
Unrealized Appreciation—Forward Currency Contracts	112
Unrealized Appreciation—Over-the-Counter Swap Contracts	63
Total Assets	7,237,638
Liabilities
Due to Custodian	3,527
Liability for Sale Commitments, at Value (Proceeds $27,183)	26,569
Payables for Investment Securities Purchased	1,284,604
Payables for Capital Shares Redeemed	9,142
Payables for Distributions	1,321
Payables to Vanguard	268
Options Written, at Value (Premiums Received $235)	301
Swap Premiums Received	18
Variation Margin Payable—Centrally Cleared Swap Contracts	31
Unrealized Depreciation—Forward Currency Contracts	2,850
Unrealized Depreciation—Over-the-Counter Swap Contracts	70
Total Liabilities	1,328,701
Net Assets	5,908,937
44

Core Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	6,323,618
Total Distributable Earnings (Loss)	(414,681)
Net Assets	5,908,937

Investor Shares—Net Assets
Applicable to 23,000,790 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	228,596
Net Asset Value Per Share—Investor Shares	$9.94

Admiral Shares—Net Assets
Applicable to 285,863,752 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,680,341
Net Asset Value Per Share—Admiral Shares	$19.87
See accompanying Notes, which are an integral part of the Financial Statements.
45

Core Bond Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Interest[1]	50,879
Total Income	50,879
Expenses
The Vanguard Group—Note B
Investment Advisory Services	219
Management and Administrative—Investor Shares	207
Management and Administrative—Admiral Shares	2,392
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	182
Custodian Fees	40
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	39
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,111
Net Investment Income	47,768
Realized Net Gain (Loss)
Investment Securities Sold[1]	(93,892)
Futures Contracts	(20,530)
Options Purchased	(421)
Options Written	658
Swap Contracts	1,769
Forward Currency Contracts	15,997
Foreign Currencies	(1,468)
Realized Net Gain (Loss)	(97,887)
46

Core Bond Fund
Statement of Operations (continued)
Six Months Ended March 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(326,945)
Futures Contracts	5,766
Options Purchased	(204)
Options Written	(70)
Swap Contracts	300
Forward Currency Contracts	(8,242)
Foreign Currencies	158
Change in Unrealized Appreciation (Depreciation)	(329,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	(379,356)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $158,000, ($69,000), $8,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Core Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47,768	58,816
Realized Net Gain (Loss)	(97,887)	4,881
Change in Unrealized Appreciation (Depreciation)	(329,237)	(62,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	(379,356)	1,049
Distributions
Investor Shares	(1,880)	(6,153)
Admiral Shares	(47,771)	(104,291)
Total Distributions	(49,651)	(110,444)
Capital Share Transactions
Investor Shares	(35)	16,198
Admiral Shares	534,418	2,448,417
Net Increase (Decrease) from Capital Share Transactions	534,383	2,464,615
Total Increase (Decrease)	105,376	2,355,220
Net Assets
Beginning of Period	5,803,561	3,448,341
End of Period	5,908,937	5,803,561
See accompanying Notes, which are an integral part of the Financial Statements.
48

Core Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.67	$10.93	$10.24	$9.59	$10.00	$10.26
Investment Operations
Net Investment Income[1]	.078	.125	.209	.311	.269	.217
Net Realized and Unrealized Gain (Loss) on Investments	(.727)	(.126)	.697	.645	(.400)	(.219)
Total from Investment Operations	(.649)	(.001)	.906	.956	(.131)	(.002)
Distributions
Dividends from Net Investment Income	(.073)	(.117)	(.216)	(.306)	(.279)	(.197)
Distributions from Realized Capital Gains	(.008)	(.142)	—	—	—	(.061)
Total Distributions	(.081)	(.259)	(.216)	(.306)	(.279)	(.258)
Net Asset Value, End of Period	$9.94	$10.67	$10.93	$10.24	$9.59	$10.00
Total Return[2]	-6.11%	-0.03%	8.95%	10.15%	-1.32%	0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$229	$246	$236	$117	$80	$91
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.16%	1.96%	3.16%	2.76%	2.18%
Portfolio Turnover Rate[3]	228%	473%	383%	406%	263%	232%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 71%, 167%, 68%, 32%, 60%, and 81%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Core Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.33	$21.86	$20.48	$19.18	$20.00	$20.53
Investment Operations
Net Investment Income[1]	.167	.266	.436	.651	.563	.454
Net Realized and Unrealized Gain (Loss) on Investments	(1.455)	(.257)	1.407	1.290	(.800)	(.445)
Total from Investment Operations	(1.288)	.009	1.843	1.941	(.237)	.009
Distributions
Dividends from Net Investment Income	(.157)	(.256)	(.463)	(.641)	(.583)	(.417)
Distributions from Realized Capital Gains	(.015)	(.283)	—	—	—	(.122)
Total Distributions	(.172)	(.539)	(.463)	(.641)	(.583)	(.539)
Net Asset Value, End of Period	$19.87	$21.33	$21.86	$20.48	$19.18	$20.00
Total Return[2]	-6.07%	0.03%	9.11%	10.31%	-1.19%	0.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,680	$5,558	$3,212	$1,114	$905	$794
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.24%	2.04%	3.31%	2.88%	2.28%
Portfolio Turnover Rate[3]	228%	473%	383%	406%	263%	232%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 71%, 167%, 68%, 32%, 60%, and 81%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Core Bond Fund
Notes to Financial Statements
Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty
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Core Bond Fund
risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 8% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2022, the fund’s average investment in forward currency contracts represented 5% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Core Bond Fund
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2022, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for
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Core Bond Fund
example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
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Core Bond Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2022, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at March 31, 2022.
7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2022, counterparties had deposited in segregated accounts securities with a value of $4,924,000 and cash of $5,020,000 in connection with TBA transactions.
8. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as
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Core Bond Fund
purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
9. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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Core Bond Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $209,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Core Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,447,756	—	3,447,756
Asset-Backed/Commercial Mortgage-Backed Securities	—	135,738	—	135,738
Corporate Bonds	—	2,052,961	—	2,052,961
Floating Rate Loan Interests	—	3,564	—	3,564
Sovereign Bonds	—	229,093	—	229,093
Taxable Municipal Bonds	—	3,922	—	3,922
Temporary Cash Investments	42,484	—	—	42,484
Options Purchased	—	14	—	14
Total	42,484	5,873,048	—	5,915,532
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	26,569	—	26,569

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,117	—	—	5,117
Forward Currency Contracts	—	112	—	112
Swap Contracts	530[1]	63	—	593
Total	5,647	175	—	5,822
Liabilities
Options Written	—	301	—	301
Futures Contracts[1]	818	—	—	818
Forward Currency Contracts	—	2,850	—	2,850
Swap Contracts	—	70	—	70
Total	818	3,221	—	4,039
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Core Bond Fund
D.  At March 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	14	—	—	14
Swap Premiums Paid	—	—	419	419
Unrealized Appreciation—Futures Contracts[1]	5,117	—	—	5,117
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	530	530
Unrealized Appreciation—Forward Currency Contracts	—	112	—	112
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	63	63
Total Assets	5,131	112	1,012	6,255

Options Written, at Value	—	—	301	301
Swap Premiums Received	—	—	18	18
Unrealized Depreciation—Futures Contracts[1]	818	—	—	818
Unrealized Depreciation—Forward Currency Contracts	—	2,850	—	2,850
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	70	70
Total Liabilities	818	2,850	389	4,057
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Core Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(20,530)	—	—	(20,530)
Options Purchased	—	—	(421)	(421)
Options Written	—	—	658	658
Swap Contracts	(477)	—	2,246	1,769
Forward Currency Contracts	—	15,997	—	15,997
Realized Net Gain (Loss) on Derivatives	(21,007)	15,997	2,483	(2,527)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,766	—	—	5,766
Options Purchased	(209)	—	5	(204)
Options Written	—	—	(70)	(70)
Swap Contracts	—	—	300	300
Forward Currency Contracts	—	(8,242)	—	(8,242)
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,557	(8,242)	235	(2,450)
E.  As of March 31, 2022, gross unrealized appreciation and depreciation for investments, derivatives and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,209,874
Gross Unrealized Appreciation	30,101
Gross Unrealized Depreciation	(348,828)
Net Unrealized Appreciation (Depreciation)	(318,727)
F.  During the six months ended March 31, 2022, the fund purchased $1,419,330,000 of investment securities and sold $1,127,929,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $14,111,722,000 and $13,560,956,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2022, such purchases were $7,941,000 and sales were $100,310,000, resulting in net realized loss of $826,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Core Bond Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	65,079	6,218	182,294	16,858
Issued in Lieu of Cash Distributions	1,699	163	5,618	520
Redeemed	(66,813)	(6,399)	(171,714)	(15,960)
Net Increase (Decrease)—Investor Shares	(35)	(18)	16,198	1,418
Admiral Shares
Issued	1,640,636	78,712	3,851,725	179,091
Issued in Lieu of Cash Distributions	41,960	2,019	91,424	4,234
Redeemed	(1,148,178)	(55,443)	(1,494,732)	(69,724)
Net Increase (Decrease)—Admiral Shares	534,418	25,288	2,448,417	113,601
H.  Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
61

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Core Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
62

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
63

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
64

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q13202 052022

Semiannual Report   |   March 31, 2022
Vanguard Emerging Markets Bond Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	31
Liquidity Risk Management	33

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Bond Fund
Investor Shares	$1,000.00	$910.70	$2.62
Admiral™ Shares	1,000.00	911.70	1.91
Based on Hypothetical 5% Yearly Return
Emerging Markets Bond Fund
Investor Shares	$1,000.00	$1,022.19	$2.77
Admiral Shares	1,000.00	1,022.94	2.02
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.55% for Investor Shares and 0.40% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Emerging Markets Bond Fund
Fund Allocation
As of March 31, 2022
Mexico	11.7%
Chile	4.9
Dominican Republic	4.4
Peru	3.9
Colombia	3.8
United States	3.6
Indonesia	3.6
Nigeria	3.3
Kazakhstan	3.3
Malaysia	3.1
Panama	3.1
Brazil	3.0
Serbia	2.9
South Africa	2.9
Uzbekistan	2.8
Saudi Arabia	2.5
Ukraine	2.0
Romania	2.0
Paraguay	1.9
Ecuador	1.9
Oman	1.8
Philippines	1.8
Azerbaijan	1.7
Argentina	1.5
Guatemala	1.5
Hungary	1.5
South Korea	1.4
Thailand	1.3
Turkey	1.3
El Salvador	1.3
Gabon	1.2
Pakistan	1.2
Ghana	1.1
Bahrain	1.1
Other	9.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Emerging Markets Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (3.2%)
	United States Treasury Note/Bond	1.500%	2/29/24	62,885	61,971
[1,2,3]	United States Treasury Note/Bond	1.875%	2/15/32	12,825	12,314
Total U.S. Government and Agency Obligations (Cost $74,360)					74,285
Corporate Bonds (25.8%)
Azerbaijan (1.1%)
[4]	Southern Gas Corridor CJSC	6.875%	3/24/26	23,215	25,407
	State Oil Co. of The Azerbaijan Republic	6.950%	3/18/30	1,335	1,489
					26,896
Brazil (2.3%)
	Embraer Netherlands Finance BV	5.050%	6/15/25	15,440	15,594
	Embraer Netherlands Finance BV	6.950%	1/17/28	7,112	7,532
	Embraer SA	5.150%	6/15/22	5,862	5,891
[5]	Globo Comunicacao e Participacoes SA	5.500%	1/14/32	11,870	10,695
	Petrobras Global Finance BV	6.250%	3/17/24	5,710	6,009
	Petrobras Global Finance BV	5.999%	1/27/28	1,690	1,773
	Petrobras Global Finance BV	6.850%	6/5/15	7,350	6,854
					54,348
Chile (2.4%)
[5]	Empresa de los Ferrocarriles del Estado	3.830%	9/14/61	4,356	3,623
	Empresa Nacional del Petroleo	4.375%	10/30/24	5,209	5,373
	Empresa Nacional del Petroleo	3.750%	8/5/26	15,771	15,712
	Empresa Nacional del Petroleo	5.250%	11/6/29	24,433	25,445
[5]	Empresa Nacional del Petroleo	3.450%	9/16/31	6,500	5,960
					56,113
India (0.7%)
[5]	JSW Infrastructure Ltd.	4.950%	1/21/29	5,325	5,064
[5]	Reliance Industries Ltd.	3.625%	1/12/52	12,375	10,991
					16,055
Indonesia (2.3%)
	Indonesia Asahan Aluminium Persero PT	6.530%	11/15/28	4,463	4,957
	Indonesia Asahan Aluminium Persero PT	5.800%	5/15/50	5,855	5,883
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	10,720	10,817
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	19,998	21,443
[5,6]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	4,400	4,237
4

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	10/24/42	7,025	7,102
					54,439
Kazakhstan (2.3%)
[5,7]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	6,646
[5]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	3,849	3,149
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	4,115	4,273
	KazMunayGas National Co. JSC	4.750%	4/19/27	8,078	7,759
	KazMunayGas National Co. JSC	5.375%	4/24/30	400	385
	KazMunayGas National Co. JSC	5.750%	4/19/47	9,200	8,133
	KazMunayGas National Co. JSC	6.375%	10/24/48	13,500	12,738
	KazTransGas JSC	4.375%	9/26/27	11,599	10,445
					53,528
Malaysia (2.7%)
	Petronas Capital Ltd.	3.500%	4/21/30	30,779	31,357
	Petronas Capital Ltd.	3.404%	4/28/61	18,620	16,636
	Petronas Energy Canada Ltd.	2.112%	3/23/28	15,886	14,880
					62,873
Mauritius (0.3%)
[5]	Axian Telecom Co.	7.375%	2/16/27	6,755	6,652
Mexico (6.6%)
[5]	America Movil SAB de CV	5.375%	4/4/32	15,066	15,164
[5]	CIBANCO SA Institucion de Banca Multiple Trust CIB	4.375%	7/22/31	8,565	7,134
	Comision Federal de Electricidad	3.348%	2/9/31	6,950	6,089
[5]	Comision Federal de Electricidad	3.875%	7/26/33	17,038	14,967
	Comision Federal de Electricidad	3.875%	7/26/33	7,298	6,412
	Petroleos Mexicanos	3.500%	1/30/23	7,850	7,852
	Petroleos Mexicanos	4.625%	9/21/23	2,716	2,746
	Petroleos Mexicanos	6.490%	1/23/27	15,468	15,691
	Petroleos Mexicanos	6.500%	3/13/27	22,150	22,487
	Petroleos Mexicanos	6.375%	1/23/45	8,780	7,018
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	30,060	24,445
	Petroleos Mexicanos	6.350%	2/12/48	17,648	13,903
	Petroleos Mexicanos	6.950%	1/28/60	7,945	6,469
	Petroleos Mexicanos Co.	6.700%	2/16/32	4,278	4,070
					154,448
Peru (1.4%)
[5]	Minsur SA	4.500%	10/28/31	6,490	6,269
[5]	Petroleos del Peru SA	5.625%	6/19/47	8,750	7,351
	Petroleos del Peru SA	5.625%	6/19/47	23,138	19,436
					33,056
Russia (0.4%)
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	20,522	8,645
Saudi Arabia (2.2%)
	SA Global Sukuk Ltd.	0.946%	6/17/24	21,296	20,402
	Saudi Arabian Oil Co.	2.875%	4/16/24	5,800	5,783
	Saudi Arabian Oil Co.	3.500%	4/16/29	20,900	21,073
	Saudi Arabian Oil Co.	2.250%	11/24/30	4,250	3,889
					51,147
5

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Thailand (1.1%)
	Bangkok Bank PCL	3.733%	9/25/34	10,552	9,855
[5]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	16,695	16,942
					26,797
Venezuela (0.0%)
[8,9]	Petroleos de Venezuela SA	6.000%	11/15/26	2,850	199
[9]	Petroleos de Venezuela SA	5.375%	4/12/27	462	31
					230
Total Corporate Bonds (Cost $665,405)					605,227
Sovereign Bonds (58.1%)
Argentina (1.3%)
	Republic of Argentina	1.000%	7/9/29	926	318
[10]	Republic of Argentina, 0.750% coupon rate effective 7/9/23	0.500%	7/9/30	47,788	16,009
[10]	Republic of Argentina, 1.500% coupon rate effective 7/9/22	1.125%	7/9/35	45,311	13,892
					30,219
Azerbaijan (0.3%)
	Republic of Azerbaijan	4.750%	3/18/24	6,848	6,979
Bahrain (1.0%)
	Kingdom of Bahrain	7.500%	9/20/47	5,256	5,199
	Kingdom of Bahrain	6.250%	1/25/51	19,637	17,431
					22,630
Belarus (0.1%)
	Republic of Belarus	7.625%	6/29/27	2,200	275
	Republic of Belarus	6.200%	2/28/30	1,760	229
	Republic of Belarus	6.378%	2/24/31	8,460	1,100
					1,604
Brazil (0.3%)
	Federative Republic of Brazil	4.750%	1/14/50	8,749	7,332
Cameroon (0.3%)
[5,6]	Republic of Cameroon	5.950%	7/7/32	6,192	6,001
Chile (1.9%)
	Republic of Chile	2.750%	1/31/27	29,100	28,499
	Republic of Chile	2.550%	7/27/33	7,430	6,775
	Republic of Chile	4.340%	3/7/42	9,250	9,524
					44,798
Colombia (3.3%)
	Republic of Colombia	5.000%	6/15/45	50,912	42,821
	Republic of Colombia	5.200%	5/15/49	28,548	24,359
	Republic of Colombia	4.125%	5/15/51	12,620	9,552
					76,732
Croatia (0.6%)
	Republic of Croatia	5.500%	4/4/23	8,000	8,256
[6]	Republic of Croatia	2.750%	1/27/30	4,616	5,297
					13,553
Dominican Republic (3.9%)
	Dominican Republic	6.875%	1/29/26	850	906
	Dominican Republic	5.950%	1/25/27	2,260	2,325
[5]	Dominican Republic	5.500%	2/22/29	41,335	40,963
6

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominican Republic	4.500%	1/30/30	4,540	4,189
[5]	Dominican Republic	6.000%	2/22/33	8,574	8,369
	Dominican Republic	5.875%	1/30/60	39,439	33,720
					90,472
Ecuador (1.6%)
[10]	Republic of Ecuador, 2.500% coupon rate effective 7/31/22	1.000%	7/31/35	36,245	23,782
[10]	Republic of Ecuador, 5.500% coupon rate effective 7/31/22	5.000%	7/31/30	16,800	14,035
					37,817
Egypt (0.3%)
	Arab Republic of Egypt	7.903%	2/21/48	800	646
	Arab Republic of Egypt	8.700%	3/1/49	5,880	5,028
	Arab Republic of Egypt	8.750%	9/30/51	1,685	1,446
					7,120
El Salvador (1.1%)
	Republic of El Salvador	5.875%	1/30/25	8,172	4,599
	Republic of El Salvador	8.625%	2/28/29	14,836	7,187
	Republic of El Salvador	8.250%	4/10/32	8,500	4,260
	Republic of El Salvador	7.125%	1/20/50	21,740	9,702
					25,748
Gabon (1.0%)
	Republic of Gabon	6.950%	6/16/25	7,500	7,615
[8]	Republic of Gabon	6.625%	2/6/31	17,700	16,817
					24,432
Georgia (0.8%)
[5]	Republic of Georgia	2.750%	4/22/26	20,340	17,411
Ghana (1.0%)
[5,8]	Republic of Ghana	7.750%	4/7/29	300	218
	Republic of Ghana	8.625%	4/7/34	2,550	1,816
	Republic of Ghana	8.875%	5/7/42	9,220	6,437
[8]	Republic of Ghana	8.950%	3/26/51	9,900	6,853
[8]	Republic of Ghana	8.750%	3/11/61	10,934	7,530
					22,854
Guatemala (1.3%)
	Republic of Guatemala	5.750%	6/6/22	9,942	9,993
	Republic of Guatemala	4.500%	5/3/26	13,762	14,006
[8]	Republic of Guatemala	4.900%	6/1/30	3,000	3,069
[8]	Republic of Guatemala	6.125%	6/1/50	2,900	3,035
					30,103
Honduras (0.5%)
[8]	Republic of Honduras	7.500%	3/15/24	12,689	12,639
Hungary (1.3%)
	Republic of Hungary	5.375%	2/21/23	8,753	8,970
[5]	Republic of Hungary	2.125%	9/22/31	6,842	6,201
	Republic of Hungary	2.125%	9/22/31	8,500	7,712
[6]	Republic of Hungary	1.625%	4/28/32	6,800	7,113
					29,996
Indonesia (0.8%)
	Republic of Indonesia	3.850%	7/18/27	4,300	4,493
	Republic of Indonesia	6.625%	2/17/37	4,675	5,888
	Republic of Indonesia	4.625%	4/15/43	4,050	4,231
	Republic of Indonesia	4.350%	1/11/48	3,733	3,849
7

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	3.700%	10/30/49	700	676
					19,137
Ivory Coast (0.8%)
[5,6]	Republic of Cote d'Ivoire	4.875%	1/30/32	1,526	1,477
[6]	Republic of Cote d'Ivoire	6.875%	10/17/40	1,715	1,717
[6,8]	Republic of Cote d'Ivoire	6.625%	3/22/48	4,800	4,606
[5,6,8]	Republic of Cote d'Ivoire	6.625%	3/22/48	10,599	10,171
					17,971
Jamaica (0.1%)
[8]	Jamaica	7.625%	7/9/25	3,073	3,320
Jordan (0.4%)
	Kingdom of Jordan	7.375%	10/10/47	10,151	9,293
Kazakhstan (0.6%)
	Republic of Kazakhstan	4.875%	10/14/44	13,500	13,280
Lebanon (0.1%)
[9]	Lebanon Republic	8.250%	4/12/21	2,430	286
[9]	Lebanon Republic	6.100%	10/4/22	2,250	270
[9]	Lebanon Republic	6.650%	4/22/24	2,890	340
[9]	Lebanon Republic	7.000%	3/20/28	6,310	694
[9]	Lebanon Republic	6.650%	2/26/30	4,900	570
[9]	Lebanon Republic	7.150%	11/20/31	1,445	161
[9]	Lebanon Republic	8.200%	5/17/33	1,445	160
[9]	Lebanon Republic	8.250%	5/17/34	1,445	162
					2,643
Mexico (3.6%)
[11]	Mexican Bonos	10.000%	11/20/36	161,370	9,250
[11]	Mexican Bonos	8.500%	11/18/38	161,000	8,205
[11]	Mexican Bonos	7.750%	11/13/42	253,000	11,846
	United Mexican States	2.659%	5/24/31	8,344	7,594
	United Mexican States	4.400%	2/12/52	40,200	37,026
	United Mexican States	3.771%	5/24/61	5,190	4,205
	United Mexican States	5.750%	10/12/10	6,500	6,613
					84,739
Mongolia (0.3%)
	Mongolia	5.625%	5/1/23	4,843	4,884
[5]	Mongolia	5.125%	4/7/26	3,020	2,975
					7,859
Morocco (0.5%)
[5,6]	Kingdom of Morocco	2.000%	9/30/30	10,430	10,052
	Kingdom of Morocco	3.000%	12/15/32	2,635	2,282
					12,334
Nigeria (2.9%)
	Republic of Nigeria	8.375%	3/24/29	20,000	20,195
	Republic of Nigeria	7.625%	11/28/47	13,120	10,927
[5]	Republic of Nigeria	8.250%	9/28/51	42,610	37,161
					68,283
North Macedonia (0.2%)
[5,6]	North Macedonia	1.625%	3/10/28	2,183	2,091
[6]	North Macedonia	1.625%	3/10/28	3,729	3,572
					5,663
8

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oman (1.6%)
	Sultanate of Oman	6.500%	3/8/47	8,309	8,149
	Sultanate of Oman	6.750%	1/17/48	8,490	8,505
[5]	Sultanate of Oman	7.000%	1/25/51	9,512	9,767
	Sultanate of Oman	7.000%	1/25/51	10,065	10,274
					36,695
Pakistan (1.0%)
	Islamic Republic of Pakistan	7.375%	4/8/31	1,700	1,267
[5]	Islamic Republic of Pakistan	8.875%	4/8/51	17,895	12,530
	Islamic Republic of Pakistan	8.875%	4/8/51	13,951	9,718
					23,515
Panama (2.7%)
	Panama Bonos del Tesoro	3.362%	6/30/31	1,941	1,819
	Republic of Panama	3.750%	3/16/25	4,150	4,229
[8]	Republic of Panama	4.500%	4/16/50	4,956	4,906
[8]	Republic of Panama	3.870%	7/23/60	40,888	35,892
	Republic of Panama	4.500%	1/19/63	16,600	15,983
					62,829
Paraguay (1.7%)
	Republic of Paraguay	4.625%	1/25/23	6,710	6,779
	Republic of Paraguay	5.000%	4/15/26	6,992	7,297
	Republic of Paraguay	5.600%	3/13/48	2,542	2,613
[8]	Republic of Paraguay	5.400%	3/30/50	22,077	22,361
					39,050
Peru (2.0%)
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	203	211
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	3,805	3,485
	Fondo MIVIVIENDA SA	3.500%	1/31/23	20,462	20,635
	Republic of Peru	7.350%	7/21/25	5,461	6,188
	Republic of Peru	3.000%	1/15/34	16,124	15,123
					45,642
Philippines (1.5%)
	Republic of Philippines	3.950%	1/20/40	13,150	13,151
	Republic of Philippines	3.700%	3/1/41	5,378	5,222
[6]	Republic of Philippines	1.750%	4/28/41	18,873	17,690
					36,063
Romania (1.7%)
[5]	Romania	3.000%	2/27/27	6,120	5,944
[6]	Romania	2.500%	2/8/30	5,939	6,046
[5,6]	Romania	1.750%	7/13/30	19,185	17,889
[6]	Romania	1.750%	7/13/30	1,300	1,212
[5,6]	Romania	2.750%	4/14/41	5,200	4,345
[6]	Romania	2.750%	4/14/41	5,771	4,824
					40,260
Russia (0.1%)
[9,12,13]	Russian Federation	6.900%	7/23/31	928,956	—
[6]	Russian Federation	2.650%	5/27/36	11,900	2,190
					2,190
Senegal (0.2%)
[8]	Republic of Senegal	6.250%	5/23/33	5,046	4,763
Serbia (2.6%)
[6]	Republic of Serbia	3.125%	5/15/27	43,998	47,378
9

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Republic of Serbia	1.650%	3/3/33	4,034	3,473
[5,6]	Republic of Serbia	2.050%	9/23/36	10,316	8,694
					59,545
South Africa (2.5%)
	Republic of South Africa	5.875%	9/16/25	5,345	5,653
	Republic of South Africa	4.850%	9/27/27	14,200	14,253
	Republic of South Africa	6.250%	3/8/41	4,000	3,976
	Republic of South Africa	5.650%	9/27/47	32,499	28,422
	Republic of South Africa	5.750%	9/30/49	7,462	6,525
					58,829
South Korea (1.2%)
[5]	Korea National Oil Corp.	1.750%	4/18/25	30,390	29,106
Sri Lanka (0.8%)
	Republic of Sri Lanka	6.125%	6/3/25	8,504	4,248
	Republic of Sri Lanka	6.825%	7/18/26	12,679	6,210
	Republic of Sri Lanka	7.850%	3/14/29	14,755	7,062
	Republic of Sri Lanka	7.550%	3/28/30	1,686	801
					18,321
Tunisia (0.4%)
	Tunisian Republic	5.750%	1/30/25	13,250	8,950
Turkey (1.1%)
	Republic of Turkey	4.875%	4/16/43	9,107	6,463
	Republic of Turkey	5.750%	5/11/47	27,145	20,241
					26,704
Ukraine (1.7%)
	Ukraine	7.750%	9/1/23	11,800	6,012
	Ukraine	8.994%	2/1/24	14,610	6,502
	Ukraine	7.750%	9/1/24	10,557	4,540
	Ukraine	7.750%	9/1/25	22,715	9,855
	Ukraine	7.750%	9/1/26	12,465	5,363
	Ukraine	9.750%	11/1/28	501	215
[5]	Ukraine	6.876%	5/21/29	5,900	2,432
[6]	Ukraine	4.375%	1/27/30	4,700	2,134
[5]	Ukraine	7.253%	3/15/33	8,200	3,413
[8]	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	75	23
					40,489
United Arab Emirates (0.5%)
[5]	Finance Department Government of Sharjah	4.000%	7/28/50	2,646	2,143
	Finance Department Government of Sharjah	4.000%	7/28/50	5,860	4,757
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,235	4,276
					11,176
Uzbekistan (2.4%)
	Republic of Uzbekistan	4.750%	2/20/24	24,199	24,306
[5]	Republic of Uzbekistan	3.700%	11/25/30	11,148	9,683
[5]	Uzbekneftegaz JSC	4.750%	11/16/28	28,100	22,918
					56,907
Venezuela (0.0%)
[9]	Republic of Venezuela	11.750%	10/21/26	640	51
[9]	Republic of Venezuela	7.000%	3/31/38	1,500	120
					171
10

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vietnam (0.2%)
	Socialist Republic of Vietnam	4.800%	11/19/24	4,700	4,873
Total Sovereign Bonds (Cost $1,582,423)					1,359,040
				Shares
Temporary Cash Investments (11.0%)
Money Market Fund (11.0%)
[14]	Vanguard Market Liquidity Fund (Cost $257,399)	0.312%		2,574,514	257,426
	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
EUR	BARC	10/21/22	USD 1.220	EUR 110,665	155
Put Options
USD	BNPSW	7/21/22	JPY 95.100	USD 10,000	—
Total Options Purchased (Cost $1,386)					155
Total Investments (98.1%) (Cost $2,580,973)					2,296,133
Other Assets and Liabilities—Net (1.9%)					44,440
Net Assets (100.0%)					2,340,573
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,206,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,262,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $2,545,000 have been segregated as collateral for open over-the-counter swap contracts.
4	Guaranteed by the Republic of Azerbaijan.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $400,283,000, representing 17.1% of net assets.
6	Face amount denominated in euro.
7	Face amount denominated in Kazakhstan Tenge.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Non-income-producing security—security in default.
10	Step bond.
11	Face amount denominated in Mexican pesos.
12	Face amount denominated in Russian rubles.
13	Security value determined using significant unobservable inputs.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
EUR—euro.
JPY—Japanese yen.
USD—U.S. dollar.
11

Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	392	48,167	(1,138)
Ultra 10-Year U.S. Treasury Note	June 2022	224	30,345	(785)
				(1,923)
Short Futures Contracts
Euro-Bobl	June 2022	(980)	(139,701)	4,035
Euro-Bund	June 2022	(225)	(39,491)	1,799
Ultra Long U.S. Treasury Bond	June 2022	(201)	(35,602)	1,386
				7,220
				5,297

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	4/4/22	BRL	56,436	USD	11,912	—	(73)
Citibank, N.A.	4/4/22	BRL	55,034	USD	11,380	165	—
UBS AG	6/15/22	EUR	1,020	USD	1,124	8	—
Bank of America, N.A.	6/15/22	EUR	209	USD	233	—	(2)
JPMorgan Chase Bank, N.A.	6/15/22	JPY	8,336,308	USD	72,166	—	(3,548)
UBS AG	4/1/22	TRY	189,726	USD	12,987	—	(63)
JPMorgan Chase Bank, N.A.	4/4/22	USD	11,370	BRL	56,436	—	(469)
Citibank, N.A.	4/4/22	USD	11,616	BRL	55,034	71	—
Royal Bank of Canada	6/15/22	USD	193,961	EUR	175,444	—	(703)
Morgan Stanley Capital Services Inc.	6/15/22	USD	554	EUR	502	—	(3)
Barclays Bank plc	7/22/22	USD	17,372	JPY	2,109,962	—	(26)
BNP Paribas	7/22/22	USD	9,683	JPY	971,945	1,669	—
Bank of America, N.A.	6/15/22	USD	24,592	MXN	512,220	—	(808)
BNP Paribas	6/15/22	USD	2,837	MXN	58,654	—	(71)
Bank of America, N.A.	6/15/22	USD	783	MXN	15,750	1	—
UBS AG	4/29/22	USD	12,707	TRY	189,726	76	—
12

Emerging Markets Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	4/1/22	USD	7,066	TRY	105,995	—	(155)
Citibank, N.A.	4/1/22	USD	5,720	TRY	83,731	16	—
						2,006	(5,921)
BRL—Brazilian real.
EUR—euro.
JPY—Japanese yen.
MXN—Mexican peso.
TRY—Turkish lira.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A1	6/22/27	MSCS	24,710	1.000	371	299	72	—
Republic of Indonesia/Baa2	6/22/27	GSI	16,815	1.000	136	24	112	—
Republic of Turkey/B2	12/22/26	BANA	8,430	1.000	(1,444)	(1,567)	123	—
Republic of Turkey/B2	12/22/26	GSI	15,000	1.000	(2,571)	(2,849)	278	—
Republic of Turkey/B2	12/22/26	JPMC	25,300	1.000	(4,336)	(4,742)	406	—
					(7,844)	(8,835)	991	—
Credit Protection Purchased
Petroleos Mexicanos	12/22/26	BARC	15,300	(1.000)	1,487	1,501	—	(14)
Republic of Colombia	6/22/27	MSCS	32,280	(1.000)	1,368	1,540	—	(172)
Republic of Mexico	12/22/26	BARC	42,565	(1.000)	(215)	(19)	—	(196)
					2,640	3,022	—	(382)
					(5,204)	(5,813)	991	(382)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
13

Emerging Markets Bond Fund
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $3,182,000 and cash of $1,650,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/15/27	6/15/22	311,126[2]	2.498[3]	(0.000)[4]	80	80
6/16/27	6/15/22	842,505[5]	0.000[6]	(5.980)[7]	65	65
					145	145
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Chinese renminbi.
3	Interest payment received/paid quarterly.
4	Based on 7-day China Fixing Repo Rate as of the most recent payment date. Interest payment received/paid 7 days.
5	Notional amount denominated in Indian rupee.
6	Based on 1-day Overnight Mumbai Interbank Outright Rate as of the most recent payment date. Interest payment received/paid semiannually.
7	Interest payment received/paid semiannually.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Emerging Markets Bond Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,323,574)	2,038,707
Affiliated Issuers (Cost $257,399)	257,426
Total Investments in Securities	2,296,133
Investment in Vanguard	80
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	13,055
Foreign Currency, at Value (Cost $160)	221
Receivables for Investment Securities Sold	49,227
Receivables for Accrued Income	26,291
Receivables for Capital Shares Issued	6,309
Swap Premiums Paid	3,364
Unrealized Appreciation—Forward Currency Contracts	2,006
Unrealized Appreciation—Over-the-Counter Swap Contracts	991
Total Assets	2,397,677
Liabilities
Due to Custodian	972
Payables for Investment Securities Purchased	25,481
Payables for Capital Shares Redeemed	12,087
Payables for Distributions	1,181
Payables to Vanguard	418
Swap Premiums Received	9,177
Variation Margin Payable—Futures Contracts	1,342
Unrealized Depreciation—Forward Currency Contracts	5,921
Variation Margin Payable—Centrally Cleared Swap Contracts	143
Unrealized Depreciation—Over-the-Counter Swap Contracts	382
Total Liabilities	57,104
Net Assets	2,340,573
15

Emerging Markets Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	2,654,717
Total Distributable Earnings (Loss)	(314,144)
Net Assets	2,340,573

Investor Shares—Net Assets
Applicable to 19,392,241 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	202,279
Net Asset Value Per Share—Investor Shares	$10.43

Admiral Shares—Net Assets
Applicable to 88,117,398 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,138,294
Net Asset Value Per Share—Admiral Shares	$24.27

See accompanying Notes, which are an integral part of the Financial Statements.
16

Emerging Markets Bond Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Interest[1,2]	56,132
Total Income	56,132
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative—Investor Shares	716
Management and Administrative—Admiral Shares	4,226
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—Admiral Shares	69
Custodian Fees	46
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	32
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	5,222
Net Investment Income	50,910
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(65,840)
Futures Contracts	3,039
Options Purchased	(1,626)
Options Written	913
Swap Contracts	7,168
Forward Currency Contracts	28,135
Foreign Currencies	(3,000)
Realized Net Gain (Loss)	(31,211)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(236,235)
Futures Contracts	3,871
Options Purchased	(681)
Swap Contracts	(127)
Forward Currency Contracts	(15,712)
Foreign Currencies	139
Change in Unrealized Appreciation (Depreciation)	(248,745)
Net Increase (Decrease) in Net Assets Resulting from Operations	(229,046)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $156,000, ($23,000), $8,000, and $18,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $18,000.
3	Realized gain (loss) is net of foreign capital gain taxes of $17,000.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Emerging Markets Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,910	64,858
Realized Net Gain (Loss)	(31,211)	51,799
Change in Unrealized Appreciation (Depreciation)	(248,745)	(38,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	(229,046)	77,777
Distributions
Investor Shares	(11,475)	(11,494)
Admiral Shares	(83,277)	(71,973)
Total Distributions	(94,752)	(83,467)
Capital Share Transactions
Investor Shares	(110,654)	220,426
Admiral Shares	244,606	1,332,635
Net Increase (Decrease) from Capital Share Transactions	133,952	1,553,061
Total Increase (Decrease)	(189,846)	1,547,371
Net Assets
Beginning of Period	2,530,419	983,048
End of Period	2,340,573	2,530,419

See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.88	$11.73	$11.19	$10.36	$10.76	$11.07
Investment Operations
Net Investment Income[1]	.219	.386	.495	.524	.443	.504
Net Realized and Unrealized Gain (Loss) on Investments	(1.253)	.304	.655	.826	(.193)	.184
Total from Investment Operations	(1.034)	.690	1.150	1.350	.250	.688
Distributions
Dividends from Net Investment Income	(.223)	(.391)	(.400)	(.520)	(.439)	(.514)
Distributions from Realized Capital Gains	(.193)	(.149)	(.210)	—	(.211)	(.484)
Total Distributions	(.416)	(.540)	(.610)	(.520)	(.650)	(.998)
Net Asset Value, End of Period	$10.43	$11.88	$11.73	$11.19	$10.36	$10.76
Total Return[2]	-8.93%	5.91%	10.67%	13.40%	2.39%	7.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$202	$348	$129	$64	$25	$12
Ratio of Total Expenses to Average Net Assets	0.55%	0.55%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	3.86%	3.21%	4.40%	4.73%	4.29%	4.79%
Portfolio Turnover Rate	98%	186%	266%	272%	350%	261%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,			December 6, 2017[1] to September 30, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$27.64	$27.30	$26.03	$24.11	$24.80
Investment Operations
Net Investment Income[2]	.536	.942	1.192	1.228	.875
Net Realized and Unrealized Gain (Loss) on Investments	(2.912)	.695	1.535	1.940	(.659)
Total from Investment Operations	(2.376)	1.637	2.727	3.168	.216
Distributions
Dividends from Net Investment Income	(.544)	(.950)	(.969)	(1.248)	(.906)
Distributions from Realized Capital Gains	(.450)	(.347)	(.488)	—	—
Total Distributions	(.994)	(1.297)	(1.457)	(1.248)	(.906)
Net Asset Value, End of Period	$24.27	$27.64	$27.30	$26.03	$24.11
Total Return[3]	-8.83%	6.03%	10.89%	13.53%	0.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,138	$2,182	$854	$306	$76
Ratio of Total Expenses to Average Net Assets	0.40%	0.40%	0.45%	0.45%	0.45%[4]
Ratio of Net Investment Income to Average Net Assets	4.10%	3.37%	4.54%	4.88%	4.44%[4]
Portfolio Turnover Rate	98%	186%	266%	272%	350%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Bond Fund
Notes to Financial Statements
Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated
21

Emerging Markets Bond Fund
clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 4% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Emerging Markets Bond Fund
During the six months ended March 31, 2022, the fund’s average investment in forward currency contracts represented 37% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2022, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller
23

Emerging Markets Bond Fund
agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled
24

Emerging Markets Bond Fund
swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2022, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
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Emerging Markets Bond Fund
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $80,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Emerging Markets Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	74,285	—	74,285
Corporate Bonds	—	605,227	—	605,227
Sovereign Bonds	—	1,359,040	—	1,359,040
Temporary Cash Investments	257,426	—	—	257,426
Options Purchased	—	155	—	155
Total	257,426	2,038,707	—	2,296,133
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,220	—	—	7,220
Forward Currency Contracts	—	2,006	—	2,006
Swap Contracts	145[1]	991	—	1,136
Total	7,365	2,997	—	10,362
Liabilities
Futures Contracts[1]	1,923	—	—	1,923
Forward Currency Contracts	—	5,921	—	5,921
Swap Contracts	—	382	—	382
Total	1,923	6,303	—	8,226
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Emerging Markets Bond Fund
D.At March 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	155	—	155
Swap Premiums Paid	—	—	3,364	3,364
Unrealized Appreciation—Futures Contracts[1]	7,220	—	—	7,220
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	145	—	—	145
Unrealized Appreciation—Forward Currency Contracts	—	2,006	—	2,006
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	991	991
Total Assets	7,365	2,161	4,355	13,881

Swap Premiums Received	—	—	9,177	9,177
Unrealized Depreciation—Futures Contracts[1]	1,923	—	—	1,923
Unrealized Depreciation—Forward Currency Contracts	—	5,921	—	5,921
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	382	382
Total Liabilities	1,923	5,921	9,559	17,403
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	3,039	—	—	3,039
Options Purchased	—	(1,626)	—	(1,626)
Options Written	—	913	—	913
Swap Contracts	3,836	—	3,332	7,168
Forward Currency Contracts	—	28,135	—	28,135
Realized Net Gain (Loss) on Derivatives	6,875	27,422	3,332	37,629
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,871	—	—	3,871
Options Purchased	—	(681)	—	(681)
Swap Contracts	145	—	(272)	(127)
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Emerging Markets Bond Fund
	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Forward Currency Contracts	—	(15,712)	—	(15,712)
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,016	(16,393)	(272)	(12,649)
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,577,110
Gross Unrealized Appreciation	26,371
Gross Unrealized Depreciation	(311,025)
Net Unrealized Appreciation (Depreciation)	(284,654)
F.	During the six months ended March 31, 2022, the fund purchased $1,897,801,000 of investment securities and sold $1,812,681,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $362,459,000 and $286,375,000, respectively.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	91,168	8,022	319,072	26,518
Issued in Lieu of Cash Distributions	10,627	937	10,533	876
Redeemed	(212,449)	(18,903)	(109,179)	(9,091)
Net Increase (Decrease)—Investor Shares	(110,654)	(9,944)	220,426	18,303
Admiral Shares
Issued	773,524	29,796	1,672,098	59,838
Issued in Lieu of Cash Distributions	71,143	2,712	60,074	2,148
Redeemed	(600,061)	(23,332)	(399,537)	(14,310)
Net Increase (Decrease)—Admiral Shares	244,606	9,176	1,332,635	47,676
At March 31, 2022, one shareholder was a record or beneficial owner of 42% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
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Emerging Markets Bond Fund
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
30

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Bond Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14312 052022

Semiannual Report  |  March 31, 2022
Vanguard Institutional Bond Funds
Vanguard Institutional Short-Term Bond Fund
Vanguard Institutional Intermediate-Term Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Institutional Short-Term Bond Fund	$1,000.00	$970.80	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$952.40	$0.10
Based on Hypothetical 5% Yearly Return
Institutional Short-Term Bond Fund	$1,000.00	$1,024.83	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,024.83	$0.10
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratio for that period are 0.02% for Institutional Short-Term Bond Fund and 0.02% for Institutional Intermediate-Term Bond Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Institutional Short-Term Bond Fund
Fund Allocation
As of March 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	29.3%
Corporate Bonds	35.9
Sovereign Bonds	5.7
Taxable Municipal Bonds	0.8
U.S. Government and Agency Obligations	28.3
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (27.9%)
U.S. Government Securities (27.0%)
[1]	United States Treasury Note/Bond	0.125%	4/30/23	278,200	273,201
[1]	United States Treasury Note/Bond	0.125%	5/31/23	300,000	293,813
	United States Treasury Note/Bond	0.125%	7/31/23	250,000	243,672
[1,2]	United States Treasury Note/Bond	0.250%	9/30/23	400,000	388,937
[1]	United States Treasury Note/Bond	0.375%	10/31/23	247,000	240,130
	United States Treasury Note/Bond	0.500%	11/30/23	400,000	388,813
	United States Treasury Note/Bond	0.750%	12/31/23	227,000	221,112
	United States Treasury Note/Bond	2.625%	12/31/23	193,000	194,176
	United States Treasury Note/Bond	0.750%	11/15/24	25,000	23,895
	United States Treasury Note/Bond	1.125%	1/15/25	127,000	122,317
	United States Treasury Note/Bond	1.500%	2/15/25	151,000	146,800
	United States Treasury Note/Bond	1.375%	12/31/28	70,000	65,428
	United States Treasury Note/Bond	4.375%	2/15/38	18,103	22,891
					2,625,185
Nonconventional Mortgage-Backed Securities (0.9%)
[3,4]	Fannie Mae REMICS	3.000%	9/25/50–12/25/51	8,742	8,557
[3,4]	Freddie Mac REMICS	2.000%	12/25/51	411	401
[3,4]	Freddie Mac REMICS	3.000%	6/15/48–10/25/51	6,813	6,661
[3]	Ginnie Mae REMICS	1.500%	5/20/51–12/20/51	3,477	3,292
[3]	Ginnie Mae REMICS	2.000%	11/20/51	2,221	2,189
[3]	Ginnie Mae REMICS	2.500%	9/20/51	4,614	4,505
[3]	Ginnie Mae REMICS	3.000%	11/20/50–12/20/51	54,879	53,707
[3]	Ginnie Mae REMICS	3.500%	11/20/51	1,187	1,181
[3]	Ginnie Mae REMICS	4.500%	11/20/47	165	165
					80,658
Total U.S. Government and Agency Obligations (Cost $2,766,998)					2,705,843
Asset-Backed/Commercial Mortgage-Backed Securities (28.5%)
[3]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	5,520	5,555
[3]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	4,185	4,189
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,890	1,885
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	5,006	4,982
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	21,100	20,845
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	8,010	7,743
[3]	AmeriCredit Automobile Receivables Trust Series 2022-1	2.450%	11/18/26	29,820	29,463

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	240	245
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2019-2A	3.350%	9/22/25	12,150	12,299
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	4,829	4,820
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	161
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	440	437
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	420	423
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	30	30
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	280	281
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,127
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	4,800	4,844
[3]	BANK Series 2018-BN10	3.641%	2/15/61	380	381
[3]	BANK Series 2018-BN12	4.255%	5/15/61	250	262
[3]	BANK Series 2018-BN14	4.185%	9/15/60	445	461
[3]	BANK Series 2018-BN14	4.231%	9/15/60	250	262
[3]	BANK Series 2019-BN17	3.623%	4/15/52	181	183
[3]	BANK Series 2019-BN17	3.714%	4/15/52	576	589
[3]	BANK Series 2019-BN19	3.183%	8/15/61	470	465
[3]	BANK Series 2019-BN20	3.011%	9/15/62	100	98
[3]	BANK Series 2020-BN28	1.725%	3/15/63	1,000	930
[3]	BANK Series 2020-BN30	1.673%	12/15/53	700	639
[3]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	1,620	1,501
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	530	537
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	60	60
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	580	595
[3]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	194	196
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	926
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	553
[3]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	700	649
[3,6]	Benchmark Mortgage Trust Series 2022-B34	3.833%	4/15/55	4,800	4,943
[3]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	6,333	6,342
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	4,550	4,412
[3,7]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	1.298%	2/25/30	831	830
[3,5]	BX Trust Series 2019-OC11	3.202%	12/9/41	760	735
[3,5]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	3,765	3,836
[3,5]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,900	1,910
[3,5]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	6,865	6,847
[3,5]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	2,150	2,114
[3,5]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	10,410	10,064
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	29,960	28,955
[3]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/16/26	28,550	27,339
[3]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,420	28,307
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	2,788	2,795
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	5,380	5,405

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	4,340	4,280
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	10,630	10,167
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	7,670	7,253
[3,5]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	38,910	37,223
[3]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	6,242	6,270
[3]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	1,691	1,695
[3]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	5,320	5,368
[3]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,400	5,397
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	3,830	3,802
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	5,620	5,579
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	36,913	36,590
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	4,900	4,752
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	18,620	18,190
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	7,160	6,875
[3]	CarMax Auto Owner Trust Series 2021-3	0.550%	6/15/26	16,480	15,988
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	14,320	13,766
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	23,660	22,905
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	17,787
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	4,850	4,657
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	11,650	11,216
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	5,240
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	15,500	15,431
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	523
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	1,130	1,127
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	900	942
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	466
[3,5]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	1,595	1,594
[3,5]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	3,297	3,299
[3,5]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	9,856	9,759
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	952	954
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	805	812
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	338	338
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,054	1,062
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	756	757
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	255	255
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	482	477
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	2,250	2,249
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	50	50
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.497%	6/10/48	4,347	4,326

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	855
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	4,800	4,798
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	521
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	1,085	1,090
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	241
[3]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,310	2,256
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	10,960	10,920
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	9,351
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	901	905
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	291	292
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	20	20
[3]	COMM Mortgage Trust Series 2013-CR9	4.255%	7/10/45	790	802
[3,5]	COMM Mortgage Trust Series 2013-CR9	4.279%	7/10/45	3,169	3,159
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	924	932
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	813	826
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	800	807
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	837	848
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	742	742
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	146	147
[3]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	20	20
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	500	503
[3]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	350	352
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	72	72
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,500	1,514
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	855	850
[3]	COMM Mortgage Trust Series 2015-CR26	3.359%	10/10/48	4,728	4,683
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	950	951
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	44	44
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.447%	8/15/48	1,319	1,303
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,463
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	897
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,233
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	739
[3,5]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	19,650	19,464
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	6,730	6,231
[3,5]	DLL LLC Series 2019-MT3	2.080%	2/21/23	1,513	1,514
[3,5]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	22,900	22,092
[3,5]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	7,550	7,105
[3,5]	Dllmt LLC Series 2021-1A	1.000%	7/21/25	7,330	7,071
[3,5]	Dllmt LLC Series 2021-1A	1.240%	6/20/29	4,890	4,649
[3]	Drive Auto Receivables Trust Series 2021-1	0.440%	11/15/24	8,642	8,636
[3,5,7]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	1.257%	10/25/56	339	339
[3,5]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	2,806	2,806
[3,5]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	12,293	12,083
[3,5]	Enterprise Fleet Financing LLC Series 2021-2	0.480%	5/20/27	10,970	10,642

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	10,310	9,992
[3,5]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	15,030	14,993
[3,5]	Evergreen Credit Card Trust Series 2021-1	0.900%	10/15/26	24,700	23,531
[3,5]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	4,484	4,165
[3,5]	Flagship Credit Auto Trust Series 2020-2	1.490%	7/15/24	493	493
[3]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	7,380	7,348
[3]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	11,921	11,990
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	4,686	4,690
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,140	18,238
[3,5]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	10,990	10,621
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	5,708	5,682
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,660	2,606
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,200	26,384
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	18,530	17,519
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	15,560	14,986
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	18,150	17,379
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,380	15,892
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	22,350	20,869
[3]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,850	1,841
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	5,380	5,329
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	35,740	35,169
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	5,110	4,954
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	27,420	26,630
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,370	1,305
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.160%	1/16/24	9,024	9,051
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.210%	10/16/23	370	371
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	14,060	14,165
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	3,593	3,602
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	6,850	6,894
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	7,220	7,230
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.750%	7/16/24	10,107	10,113
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,810	3,800
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	7,896	7,898
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	13,500	12,919
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	12,080	11,843
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	7,910	7,539

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	10,530	10,260
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	8,690	8,335
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	19,990	19,369
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	9,190	8,728
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	14,120	13,489
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	7,000	6,649
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	12,430
[3,5]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	8,400	8,394
[3,5]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	9,540	9,295
[3,5]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	23,510	22,757
[3,5]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	19,010	19,267
[3,5]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	12,890	11,931
[3,5,7]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.948%	8/25/60	2,030	2,030
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	19,478	19,462
[3]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	250	259
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,176	1,182
[3]	GS Mortgage Securities Trust Series 2013-GC13	4.031%	7/10/46	1,338	1,353
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	57	58
[3]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,509
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	110	111
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	60	60
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	476	469
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	1,180	1,179
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.498%	7/10/48	5,000	4,990
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	770	769
[3]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	4,800	4,753
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	580	563
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	140	138
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	500	485
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,214

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	4,610	4,616
[3]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	3,600	3,610
[3]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	5,254	5,253
[3]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	3,640	3,611
[3]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	10,990	10,776
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	16,050	15,608
[3,5]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	12,330	11,923
[3,5]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	16,790	16,776
[3]	Honda Auto Receivables Owner Trust Series 2018-4	3.300%	7/15/25	5,424	5,426
[3]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	5,320	5,345
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	1,371	1,374
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,270	1,276
[3]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	9,549	9,558
[3]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,970	4,858
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	8,970	8,659
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	22,870	22,226
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	10,300	9,818
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	13,380	12,899
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	1,890	1,792
[3]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	10,130	9,809
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	5,420	5,163
[3,5]	Hudson Yards Mortgage Trust Series 2019-30HY	3.228%	7/10/39	950	924
[3,5]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	4,230	4,182
[3,5]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	4,730	4,633
[3,5]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	5,470	5,351
[3,5]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.380%	8/15/25	5,780	5,582
[3,5]	Hyundai Auto Lease Securitization Trust Series 2022-A	1.320%	12/15/25	20,330	19,806
[3]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	3,260	3,276
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	10,320	10,303
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	14,610	14,553
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	10,777	10,580
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	8,430	8,148
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	21,180	20,636

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	17,030	16,098
[3]	Hyundai Auto Receivables Trust Series 2021-B	0.380%	1/15/26	36,410	35,211
[3]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	11,800	11,058
[3]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	5,140	4,936
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,790	1,685
[3]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	14,750	14,439
[3]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	4,043	4,049
[3]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	12,686	12,559
[3]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	4,020	3,862
[3]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	26,445	25,971
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	657	662
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	158	158
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,261
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	800	799
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	872
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	2,043	2,054
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.031%	7/15/45	1,834	1,843
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	209	210
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	2,947	2,986
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	1,160	1,170
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	700	707
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	120	121
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	173	173
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	500	501
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.231%	1/15/48	1,257	1,241
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	1,654	1,652
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.551%	7/15/48	839	836
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	899	899
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.329%	11/15/48	4,800	4,732
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	600	593
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.504%	12/15/48	4,666	4,638
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	310	312
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	340	341
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	80	76

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	710	708
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	240
[3,5]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	6,743	6,735
[3,5]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	18,250	17,954
[3,5]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	4,950	4,729
[3,5]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	18,060	17,826
[3,5]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	10,166
[3,5]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	2,050	2,029
[3,5]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	36,840	35,106
[3,5]	Master Credit Card Trust II Series 2020-1A	1.990%	9/21/24	5,680	5,674
[3,5]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	15,820	15,271
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	4,680	4,612
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	20,810	20,244
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	10,930	10,509
[3]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	11,519	11,571
[3]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	6,050	6,043
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	17,318	17,163
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	4,950	4,770
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	16,720	16,083
[3,5]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	4,259	4,266
[3,5]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	2,991	2,997
[3,5]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	6,559	6,607
[3,5]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	3,550	3,587
[3,5]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,320	4,322
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.740%	4/9/24	5,390	5,350
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	20,500	19,365
[3,5]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	7,711
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	298	298
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.074%	7/15/46	3,023	3,055
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,023	1,025
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	70	71
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	150	151
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	250	253
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	250	253
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	1,294	1,295
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	1,065	1,077

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	300	302
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	465	466
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	20	20
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	1,020	1,020
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,677
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.077%	3/15/48	4,364	4,278
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,465
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	4,724	4,694
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	500	500
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,609	4,571
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	900	894
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	900	911
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	462
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	180	180
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	222	222
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	4,800	4,778
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	2,000	2,018
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	150	148
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	600	584
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	903
[3,5,7]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.507%	6/25/65	159	159
[3,5,7]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	1.207%	3/25/66	10,681	10,699
[3]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	5,800	5,730
[3]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	11,482	11,541
[3]	Nissan Auto Receivables Owner Trust Series 2019-A	3.000%	9/15/25	6,410	6,459
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	1,732	1,737
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,250	1,254
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	7,760	7,610
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	5,030	4,892
[3,5]	One Bryant Park Trust Series 2019-OBP	2.516%	9/15/54	300	278
[3,5]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	510	467

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	1.311%	1/16/60	282	281
[3,5,7]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	1.449%	6/20/60	1,673	1,673
[3,5,7]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	1.418%	8/18/60	864	865
[3,5,7]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.407%	11/25/65	5,119	5,175
[3,5,7]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.139%	12/5/59	428	427
[3,5,7]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	1.171%	4/10/50	920	919
[3,5,7]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	1.121%	11/10/49	215	215
[3,5]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	2,444	2,441
[3]	Santander Drive Auto Receivables Trust Series 2022-2	2.980%	10/15/26	17,240	17,217
[3,5]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	6,969	6,978
[3,5]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	7,950	7,693
[3,5]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	30,290	29,316
[3,5]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	7,460	7,129
[3,5]	Santander Retail Auto Lease Trust Series 2021-C	0.590%	3/20/26	5,340	5,106
[3,5]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	177	176
[3,5]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	376	373
[3,5]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	806	810
[3,5]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	1,557	1,565
[3,5]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	392	392
[3,5,7]	SoFi Professional Loan Program LLC Series 2017-A, 1M USD LIBOR + 0.700%	1.157%	3/26/40	287	287
[3,5]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	113	113
[3,5]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	149	148
[3,5]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	73	73
[3,5]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	178	177
[3,5]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	84	84
[3]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	8,520	8,555
[3,5]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	6,820	6,769
[3,5]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	1,230	1,214
[3,5]	Tesla Auto Lease Trust Series 2021-B	0.600%	9/22/25	8,970	8,599
[3,5]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	4,620	4,428
[3,5]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	100
[3,5]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	900	894

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	13,400	12,695
[3,5]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	32,040	29,780
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	5,752	5,768
[3]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	15,749	15,817
[3]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	8,951	8,971
[3]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	4,280	4,316
[3]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	10,249	10,266
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	8,300	8,189
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	10,068	10,039
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	5,220	5,150
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	7,770	7,505
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	19,620	18,981
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	15,170	14,327
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	9,290	8,964
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	6,900	6,481
[3]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	14,960	14,312
[3,5]	Toyota Lease Owner Trust Series 2021-A	0.390%	4/22/24	28,650	28,123
[3,5]	Toyota Lease Owner Trust Series 2021-A	0.500%	8/20/25	5,150	5,003
[3,5]	Toyota Lease Owner Trust Series 2021-B	0.420%	10/21/24	23,600	22,912
[3,5]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	15,430	14,715
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,495	1,517
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	214	213
[3,5]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	2,364	2,352
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	100	100
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	60	60
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	40,190	38,248
[3]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	11,230	10,678
[3]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	28,530	27,462
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	4,010	3,933
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	14,210	13,721
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	9,200	8,837
[3,5]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	20,600	20,270

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	4,000	3,800
[3]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	800	809
[3]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.305%	7/15/46	350	354
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	10
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	50	50
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,254
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	885	879
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	703
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	1,771	1,790
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	280	271
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	902
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	260	260
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	522
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	188
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,170
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,432
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	246	248
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	530	553
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	245
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	280	289
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	230	235
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,306
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	567	570
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	526	530
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,042	1,054
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	660	666
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	110	111
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	163	162
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	1,584	1,589

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	673	676
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,038	1,047
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	58	58
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	500	505
[3,5]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	18,620	18,531
[3,5]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	5,216	5,166
[3,5]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	3,000	2,892
[3]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	8,146	8,170
[3]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	5,870	5,921
[3]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	6,420	6,485
[3]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	741	737
[3]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	17,600	17,597
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,420	7,141
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	16,350	15,596
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	12,620	12,221
[3]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	13,360	12,902
[3]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	11,160	10,721
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	8,060	7,598
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	13,223
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	8,320	8,139
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	20,990	20,353
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	7,190	6,941
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,841,849)					2,770,722
Corporate Bonds (35.0%)
Communications (0.6%)
[8]	Comcast Corp.	0.000%	9/14/26	3,839	4,032
[5]	NTT Finance Corp.	0.583%	3/1/24	9,045	8,662
[5]	NTT Finance Corp.	1.162%	4/3/26	18,891	17,439
[3]	Ooredoo International Finance Ltd.	3.250%	2/21/23	15,790	15,889
[5]	Sky Ltd.	3.125%	11/26/22	9,480	9,557
[3,8]	Sky Ltd.	2.500%	9/15/26	2,570	3,004
					58,583
Consumer Discretionary (3.0%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	7,225	7,088
[3]	American Honda Finance Corp.	1.950%	5/10/23	30,000	29,867
[3]	American Honda Finance Corp.	3.625%	10/10/23	3,800	3,859

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Honda Finance Corp.	0.550%	7/12/24	12,950	12,333
[3]	American Honda Finance Corp.	0.750%	8/9/24	9,925	9,464
[5]	BMW US Capital LLC	0.800%	4/1/24	9,750	9,357
	Honda Motor Co. Ltd.	2.271%	3/10/25	16,070	15,792
	Ralph Lauren Corp.	1.700%	6/15/22	2,725	2,728
	Ralph Lauren Corp.	3.750%	9/15/25	4,150	4,243
[9]	Toyota Finance Australia Ltd.	3.300%	11/22/23	22,800	17,247
[3]	Toyota Motor Credit Corp.	2.900%	3/30/23	31,431	31,716
[3]	Toyota Motor Credit Corp.	0.400%	4/6/23	30,925	30,413
	Toyota Motor Credit Corp.	2.500%	3/22/24	56,605	56,601
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	50,000	47,696
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	9,660	9,303
[3,8]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	1,620	1,800
					289,507
Consumer Staples (0.5%)
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	2,790	3,081
	Kimberly-Clark Corp.	3.050%	8/15/25	7,920	7,974
[3,8]	Nestle Finance International Ltd.	0.000%	11/12/24	3,100	3,373
[5]	Nestle Holdings Inc.	3.350%	9/24/23	11,000	11,140
[8]	PepsiCo Inc.	0.250%	5/6/24	3,125	3,448
	Philip Morris International Inc.	2.875%	5/1/24	2,000	2,005
	Philip Morris International Inc.	3.375%	8/11/25	5,500	5,539
	Target Corp.	3.500%	7/1/24	13,000	13,286
					49,846
Energy (0.9%)
	BP Capital Markets America Inc.	3.790%	2/6/24	20,000	20,349
	BP Capital Markets America Inc.	3.194%	4/6/25	2,300	2,315
	BP Capital Markets plc	3.535%	11/4/24	2,163	2,198
	BP Capital Markets plc	3.506%	3/17/25	670	682
[8]	Exxon Mobil Corp.	0.142%	6/26/24	2,200	2,402
[3]	Harvest Operations Corp.	3.000%	9/21/22	6,000	6,025
[5]	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,034
[3]	Harvest Operations Corp.	1.000%	4/26/24	4,125	3,970
[5]	SA Global Sukuk Ltd.	0.946%	6/17/24	2,316	2,216
[5]	SA Global Sukuk Ltd.	1.602%	6/17/26	6,780	6,376
	Schlumberger Investment SA	3.650%	12/1/23	30,000	30,484
	Shell International Finance BV	3.250%	5/11/25	4,500	4,545
					83,596
Financials (25.1%)
[5]	AIG Global Funding	0.800%	7/7/23	26,530	25,959
[5]	AIG Global Funding	0.450%	12/8/23	5,000	4,800
[5]	AIG Global Funding	0.650%	6/17/24	12,000	11,409
	Allstate Corp.	0.750%	12/15/25	5,000	4,633
	American Express Co.	3.400%	2/22/24	3,039	3,081
	American Express Co.	2.250%	3/4/25	4,900	4,812
[5]	ANZ New Zealand Int'l Ltd.	1.900%	2/13/23	3,840	3,838
[5]	Athene Global Funding	2.800%	5/26/23	9,400	9,411
[5]	Athene Global Funding	1.200%	10/13/23	15,729	15,329
[5]	Athene Global Funding	0.950%	1/8/24	4,445	4,282
[5]	Athene Global Funding	0.914%	8/19/24	3,600	3,404
	Banco Santander SA	2.706%	6/27/24	10,000	9,908
[3]	Bank of America Corp.	2.881%	4/24/23	5,000	4,996
[3]	Bank of America Corp.	2.816%	7/21/23	6,952	6,960
	Bank of America Corp.	4.100%	7/24/23	5,000	5,124

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,8]	Bank of America Corp.	0.750%	7/26/23	2,000	2,226
[3]	Bank of America Corp.	3.004%	12/20/23	140,486	140,843
[3]	Bank of America Corp.	4.125%	1/22/24	8,000	8,211
[3]	Bank of America Corp.	3.550%	3/5/24	12,567	12,652
[3]	Bank of America Corp.	0.523%	6/14/24	8,000	7,776
[3]	Bank of America Corp.	3.864%	7/23/24	10,000	10,119
[3]	Bank of America Corp.	0.810%	10/24/24	7,470	7,225
	Bank of America Corp.	1.843%	2/4/25	21,000	20,549
	Bank of America Corp.	0.976%	4/22/25	20,000	19,163
[3]	Bank of America Corp.	2.015%	2/13/26	9,753	9,390
[3]	Bank of America Corp.	3.384%	4/2/26	14,500	14,480
[3]	Bank of America Corp.	1.319%	6/19/26	4,763	4,461
	Bank of America Corp.	1.734%	7/22/27	7,000	6,507
[3]	Bank of Montreal	0.400%	9/15/23	35,000	33,959
[3]	Bank of Montreal	3.300%	2/5/24	8,790	8,913
[3]	Bank of Montreal	2.150%	3/8/24	25,000	24,753
[3]	Bank of Montreal	0.625%	7/9/24	15,900	15,122
[3,7,9]	Bank of Montreal, 3M Australian Bank Bill Rate + 0.990%	1.125%	9/7/23	21,500	16,206
[3]	Bank of New York Mellon Corp.	2.661%	5/16/23	14,959	14,963
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,458
	Bank of Nova Scotia	1.625%	5/1/23	15,000	14,899
	Bank of Nova Scotia	0.400%	9/15/23	6,700	6,507
	Bank of Nova Scotia	0.700%	4/15/24	8,300	7,961
	Bank of Nova Scotia	0.650%	7/31/24	4,090	3,883
	Bank of Nova Scotia	1.450%	1/10/25	8,000	7,686
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,546
[5]	Bank of Nova Scotia	1.188%	10/13/26	24,790	23,148
[3,7,9]	Bank of Nova Scotia, 3M Australian Bank Bill Rate + 0.980%	1.115%	9/7/23	22,430	16,905
[5]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	15,453	15,476
[5]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	10,500	10,635
[5]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	14,000	13,403
[5]	BNP Paribas SA	3.800%	1/10/24	5,000	5,047
	BPCE SA	4.000%	4/15/24	6,241	6,355
[3,7,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.175%	4/26/23	10,000	7,527
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	16,640	16,245
[3]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	6,050	6,055
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	10,000	9,655
[6]	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	6,188
[8]	Chubb INA Holdings Inc.	0.300%	12/15/24	1,500	1,630
	Citigroup Inc.	3.875%	10/25/23	4,500	4,600
	Citigroup Inc.	0.776%	10/30/24	3,230	3,121
[3]	Citigroup Inc.	3.352%	4/24/25	6,085	6,101
	Citigroup Inc.	0.981%	5/1/25	5,415	5,167
	Citigroup Inc.	1.281%	11/3/25	2,000	1,903
	Citigroup Inc.	2.014%	1/25/26	2,600	2,503
[3,8]	Cooperatieve Rabobank UA	0.625%	2/27/24	3,100	3,438
	Credit Suisse AG	1.000%	5/5/23	18,780	18,502
[3]	Credit Suisse AG	0.520%	8/9/23	25,000	24,337
	Credit Suisse AG	0.495%	2/2/24	1,000	957
[3]	Credit Suisse AG	3.625%	9/9/24	1,000	1,012
[5]	Danske Bank A/S	0.976%	9/10/25	4,200	3,937
[5]	DBS Group Holdings Ltd.	1.169%	11/22/24	20,000	19,131

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Equitable Financial Life Global Funding	0.500%	4/6/23	26,250	25,781
[5]	Equitable Financial Life Global Funding	0.500%	11/17/23	10,000	9,651
[5]	Equitable Financial Life Global Funding	0.800%	8/12/24	15,000	14,218
[5]	Equitable Financial Life Global Funding	1.100%	11/12/24	5,800	5,502
[5]	F&G Global Funding	0.900%	9/20/24	6,300	5,946
[5]	F&G Global Funding	1.750%	6/30/26	4,000	3,713
[3]	First Republic Bank	2.500%	6/6/22	2,770	2,772
[3]	First Republic Bank	1.912%	2/12/24	15,840	15,706
[5]	Five Corners Funding Trust	4.419%	11/15/23	5,000	5,113
[5]	GA Global Funding Trust	1.000%	4/8/24	21,505	20,587
[5]	GA Global Funding Trust	0.800%	9/13/24	15,000	14,105
	Goldman Sachs Group Inc.	3.625%	1/22/23	4,300	4,353
	Goldman Sachs Group Inc.	3.200%	2/23/23	8,000	8,070
	Goldman Sachs Group Inc.	0.523%	3/8/23	16,000	15,752
[3]	Goldman Sachs Group Inc.	2.908%	6/5/23	1,500	1,501
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	5,630	5,638
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	15,630	15,441
	Goldman Sachs Group Inc.	1.217%	12/6/23	5,000	4,883
	Goldman Sachs Group Inc.	4.000%	3/3/24	15,000	15,309
	Goldman Sachs Group Inc.	0.673%	3/8/24	10,000	9,803
[3,8]	Goldman Sachs Group Inc.	1.375%	5/15/24	3,000	3,351
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	24,950	24,144
	Goldman Sachs Group Inc.	0.925%	10/21/24	13,350	12,940
	Goldman Sachs Group Inc.	1.757%	1/24/25	7,935	7,738
	Goldman Sachs Group Inc.	3.500%	4/1/25	12,982	13,087
[3,8]	Goldman Sachs Group Inc.	2.875%	6/3/26	1,350	1,572
[5]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	3,840	3,571
	HSBC Holdings plc	3.600%	5/25/23	17,734	17,941
[3]	HSBC Holdings plc	3.033%	11/22/23	19,420	19,491
[3]	HSBC Holdings plc	3.950%	5/18/24	14,505	14,649
	HSBC Holdings plc	0.732%	8/17/24	7,000	6,774
	HSBC Holdings plc	1.162%	11/22/24	3,200	3,092
	HSBC Holdings plc	0.976%	5/24/25	10,000	9,486
	HSBC Holdings plc	2.999%	3/10/26	6,150	6,031
[3]	HSBC Holdings plc	1.645%	4/18/26	2,385	2,248
	ING Groep NV	4.100%	10/2/23	2,150	2,186
	Intercontinental Exchange Inc.	4.000%	10/15/23	3,700	3,784
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	55,120	55,120
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	19,939	19,943
	JPMorgan Chase & Co.	3.375%	5/1/23	1,000	1,011
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	61,290	61,913
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	5,000	4,933
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	12,460	12,604
[3]	JPMorgan Chase & Co.	0.653%	9/16/24	3,000	2,917
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	23,163	23,534
	JPMorgan Chase & Co.	0.563%	2/16/25	3,375	3,231
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	38,468	38,622
	JPMorgan Chase & Co.	0.824%	6/1/25	5,720	5,459
	JPMorgan Chase & Co.	0.969%	6/23/25	7,500	7,163
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	2,767	2,704
	JPMorgan Chase & Co.	1.561%	12/10/25	15,000	14,358
[3,8]	JPMorgan Chase & Co.	3.000%	2/19/26	1,970	2,318
[3]	KeyBank NA	3.375%	3/7/23	4,000	4,047
[5]	Kookmin Bank	2.125%	2/15/25	25,000	24,365
	Legg Mason Inc.	3.950%	7/15/24	5,000	5,104

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Lloyds Banking Group plc	1.326%	6/15/23	7,445	7,428
	Lloyds Banking Group plc	4.050%	8/16/23	5,000	5,088
[3]	Lloyds Banking Group plc	2.907%	11/7/23	10,010	10,026
	Loews Corp.	2.625%	5/15/23	2,000	2,004
[5]	LSEGA Financing plc	0.650%	4/6/24	4,135	3,940
[5]	Macquarie Group Ltd.	3.189%	11/28/23	5,792	5,806
[5]	Macquarie Group Ltd.	1.201%	10/14/25	50,000	47,327
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	1,500	1,523
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,700	2,740
[5]	MassMutual Global Funding II	0.850%	6/9/23	9,500	9,328
[5]	MassMutual Global Funding II	2.750%	6/22/24	5,250	5,232
[5]	Met Tower Global Funding	0.700%	4/5/24	10,000	9,581
[5]	Metropolitan Life Global Funding I	0.400%	1/7/24	4,210	4,046
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	39,255	39,411
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	9,750	9,789
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,750	5,839
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	16,150	16,120
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	29,080	28,168
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,291	3,186
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	5,157	4,830
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	11,915	11,308
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	3,900	3,678
[5]	Mizuho Bank Ltd.	2.950%	10/17/22	940	943
[5]	Mizuho Bank Ltd.	3.500%	3/21/23	4,550	4,605
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	13,500	13,513
[3]	Mizuho Financial Group Inc.	1.241%	7/10/24	21,453	21,007
	Morgan Stanley	2.750%	5/19/22	15,938	15,968
[3]	Morgan Stanley	3.750%	2/25/23	8,515	8,648
[3]	Morgan Stanley	0.560%	11/10/23	30,630	30,285
[3]	Morgan Stanley	0.529%	1/25/24	21,430	21,084
	Morgan Stanley	0.731%	4/5/24	6,960	6,818
[3]	Morgan Stanley	3.737%	4/24/24	5,000	5,050
[3,8]	Morgan Stanley	0.637%	7/26/24	2,000	2,219
[3]	Morgan Stanley	0.791%	1/22/25	22,500	21,601
	Morgan Stanley	0.790%	5/30/25	16,600	15,774
[3]	Morgan Stanley	2.720%	7/22/25	2,854	2,824
[3]	Morgan Stanley	2.188%	4/28/26	15,000	14,511
[3,8]	National Australia Bank Ltd.	0.250%	5/20/24	1,620	1,774
[5]	National Bank of Canada	2.150%	10/7/22	11,780	11,800
[3]	National Bank of Canada	2.100%	2/1/23	4,000	3,997
[3]	National Bank of Canada	0.900%	8/15/23	2,870	2,856
[3]	National Bank of Canada	0.550%	11/15/24	4,600	4,427
[5]	Nationwide Building Society	2.000%	1/27/23	4,625	4,616
[5]	Nationwide Building Society	3.900%	7/21/25	7,000	7,118
[5]	Nationwide Building Society	1.000%	8/28/25	2,870	2,651
[5]	NongHyup Bank	0.875%	7/28/24	20,000	19,112
[5]	Pacific Life Global Funding II	0.500%	9/23/23	44,500	43,209
[3]	PNC Bank NA	3.500%	6/8/23	5,165	5,227
	PNC Financial Services Group Inc.	3.500%	1/23/24	2,070	2,102
[5]	Principal Life Global Funding II	0.500%	1/8/24	7,500	7,210
	Progressive Corp.	2.500%	3/15/27	2,100	2,056
[5]	Protective Life Global Funding	0.502%	4/12/23	2,480	2,439
[5]	Protective Life Global Funding	0.631%	10/13/23	3,230	3,134
[5]	Protective Life Global Funding	0.781%	7/5/24	22,250	21,163
[5]	Reliance Standard Life Global Funding II	2.150%	1/21/23	2,000	2,002

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Royal Bank of Canada	3.700%	10/5/23	3,600	3,663
[3]	Royal Bank of Canada	0.425%	1/19/24	5,000	4,825
[3]	Royal Bank of Canada	2.550%	7/16/24	1,940	1,930
[8]	Royal Bank of Canada	0.125%	7/23/24	2,200	2,399
[3]	Royal Bank of Canada	0.750%	10/7/24	6,656	6,315
[3]	Royal Bank of Canada	1.600%	1/21/25	8,000	7,711
	Royal Bank of Canada	1.200%	4/27/26	4,960	4,597
[3]	Royal Bank of Canada	1.150%	7/14/26	10,350	9,499
[5]	Security Benefit Global Funding	1.250%	5/17/24	14,420	13,780
[5]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	8,560	8,318
[5]	Skandinaviska Enskilda Banken AB	0.650%	9/9/24	15,000	14,201
[5]	Standard Chartered plc	1.319%	10/14/23	3,350	3,318
[3]	State Street Corp.	2.653%	5/15/23	10,475	10,479
	State Street Corp.	2.901%	3/30/26	15,273	15,188
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,408	5,440
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	3,670	3,703
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	15,914	16,125
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	900	865
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,892	7,746
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	15,647	14,709
[5]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	4,400	4,303
[5]	Svenska Handelsbanken AB	0.625%	6/30/23	5,000	4,893
[5]	Svenska Handelsbanken AB	0.550%	6/11/24	28,500	27,098
[3,8]	Svenska Handelsbanken AB	0.125%	6/18/24	1,620	1,772
[5]	Swedbank AB	0.600%	9/25/23	3,835	3,722
[3]	Toronto-Dominion Bank	0.750%	6/12/23	6,375	6,257
[3]	Toronto-Dominion Bank	0.450%	9/11/23	7,365	7,161
	Toronto-Dominion Bank	0.550%	3/4/24	4,730	4,546
[3]	Toronto-Dominion Bank	2.350%	3/8/24	31,519	31,332
[3]	Toronto-Dominion Bank	2.650%	6/12/24	1,225	1,224
[3]	Toronto-Dominion Bank	0.700%	9/10/24	20,000	19,009
[3]	Toronto-Dominion Bank	1.250%	9/10/26	20,000	18,418
[3]	Truist Bank	3.000%	2/2/23	3,000	3,025
[3]	Truist Bank	3.200%	4/1/24	4,375	4,425
[3]	Truist Bank	1.500%	3/10/25	440	423
[3]	Truist Financial Corp.	3.750%	12/6/23	6,610	6,738
[3]	Truist Financial Corp.	2.500%	8/1/24	11,215	11,142
[5]	UBS AG	0.375%	6/1/23	12,000	11,733
[7,9]	UBS AG, 3M Australian Bank Bill Rate + 0.670%	0.745%	7/30/23	29,512	22,112
[3,7,9]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	0.945%	7/30/25	15,000	11,214
[5]	UBS Group AG	3.491%	5/23/23	3,400	3,405
[5]	UBS Group AG	2.859%	8/15/23	15,310	15,334
[5]	UBS Group AG	1.008%	7/30/24	4,445	4,326
[3,8]	US Bancorp	0.850%	6/7/24	4,292	4,746
[3]	Wells Fargo & Co.	3.750%	1/24/24	16,850	17,163
[3,8]	Wells Fargo & Co.	0.500%	4/26/24	4,025	4,419
[3]	Wells Fargo & Co.	1.654%	6/2/24	19,270	19,040
[3]	Wells Fargo & Co.	0.805%	5/19/25	2,750	2,627
[3]	Wells Fargo & Co.	3.550%	9/29/25	3,788	3,840
[3,8]	Westpac Banking Corp.	0.750%	10/17/23	3,620	4,030
[5]	Westpac Banking Corp.	1.552%	9/30/26	11,090	10,518
					2,438,604

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Health Care (1.3%)
[8]	Abbott Ireland Financing DAC	0.875%	9/27/23	2,000	2,231
	Bristol-Myers Squibb Co.	3.550%	8/15/22	325	328
	Bristol-Myers Squibb Co.	2.750%	2/15/23	5,000	5,042
	Bristol-Myers Squibb Co.	0.537%	11/13/23	17,590	17,105
	GlaxoSmithKline Capital plc	2.875%	6/1/22	30,410	30,458
	GlaxoSmithKline Capital plc	0.534%	10/1/23	6,125	5,963
	GlaxoSmithKline Capital plc	3.000%	6/1/24	10,210	10,292
	Medtronic Inc.	3.500%	3/15/25	4,240	4,329
[5]	Roche Holdings Inc.	1.882%	3/8/24	20,000	19,779
[5]	Roche Holdings Inc.	2.132%	3/10/25	15,815	15,503
[3]	SSM Health Care Corp.	3.688%	6/1/23	5,985	6,041
	UnitedHealth Group Inc.	3.500%	2/15/24	1,470	1,496
	UnitedHealth Group Inc.	0.550%	5/15/24	4,800	4,602
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,722
					124,891
Industrials (1.1%)
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	855	872
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	6,120	6,064
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	5,000	4,803
	Deere & Co.	2.750%	4/15/25	20,000	19,965
[3]	John Deere Capital Corp.	2.125%	3/7/25	13,570	13,349
	Precision Castparts Corp.	2.500%	1/15/23	5,500	5,522
	Rockwell Automation Inc.	2.875%	3/1/25	20,000	19,972
[5]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	9,445	9,089
[5]	Siemens Financieringsmaatschappij NV	3.250%	5/27/25	31,218	31,431
					111,067
Materials (0.2%)
[5]	Georgia-Pacific LLC	0.625%	5/15/24	18,760	17,916
Real Estate (0.8%)
	Camden Property Trust	2.950%	12/15/22	3,080	3,093
	Camden Property Trust	4.250%	1/15/24	3,890	3,955
	Public Storage	1.500%	11/9/26	2,200	2,065
[7]	Public Storage, SOFR + 0.470%	0.569%	4/23/24	6,465	6,456
	Realty Income Corp.	4.600%	2/6/24	2,500	2,568
	Realty Income Corp.	3.875%	4/15/25	10,000	10,179
[3,10]	Realty Income Corp.	1.875%	1/14/27	697	878
[10]	Realty Income Corp.	1.125%	7/13/27	1,300	1,571
	Simon Property Group LP	2.750%	6/1/23	1,970	1,974
	Simon Property Group LP	3.750%	2/1/24	9,346	9,501
	Simon Property Group LP	2.000%	9/13/24	6,140	6,032
	Simon Property Group LP	3.375%	10/1/24	16,740	16,928
	Simon Property Group LP	3.500%	9/1/25	10,000	10,094
					75,294
Technology (1.0%)
	Analog Devices Inc.	2.950%	4/1/25	5,000	5,014
[7]	Analog Devices Inc., SOFR + 0.250%	0.336%	10/1/24	25,000	24,893
	NVIDIA Corp.	0.584%	6/14/24	74,836	71,842
					101,749
Utilities (0.5%)
	Atlantic City Electric Co.	3.375%	9/1/24	15,000	15,108
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	2,565	2,643

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	5,620	5,327
	Entergy Louisiana LLC	0.620%	11/17/23	12,675	12,304
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	8,500	8,595
	NSTAR Electric Co.	2.375%	10/15/22	1,440	1,444
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	7,474	7,501
					52,922
Total Corporate Bonds (Cost $3,497,571)					3,403,975
Sovereign Bonds (5.6%)
[3]	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	543	549
[3]	Arab Petroleum Investments Corp.	4.125%	9/18/23	5,882	6,025
[3,5]	Bermuda	4.138%	1/3/23	7,000	7,075
[3]	Bermuda	4.138%	1/3/23	11,745	11,899
[3]	Bermuda	4.854%	2/6/24	18,922	19,569
[3,5]	CDP Financial Inc.	3.150%	7/24/24	1,750	1,773
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	9,989
	Corp. Andina de Fomento	1.250%	10/26/24	24,000	22,979
[3,5,11]	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,344
[3,5,11]	Dexia Credit Local SA	3.250%	9/26/23	50,000	50,637
[3]	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	17,085
	Equinor ASA	2.650%	1/15/24	2,000	2,004
	Equinor ASA	1.750%	1/22/26	5,000	4,786
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,410
	Export-Import Bank of Korea	1.250%	1/18/25	80,000	76,600
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	25,256
[3]	IDB Trust Services Ltd.	2.393%	4/12/22	25,625	25,633
[3,12]	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	4,996
	Korea Development Bank	0.500%	10/27/23	24,000	23,274
	Korea Development Bank	3.750%	1/22/24	10,000	10,209
[3]	Korea Development Bank	1.750%	2/18/25	7,000	6,797
	Korea Development Bank	2.000%	2/24/25	20,000	19,537
[3]	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,786	4,799
[3,5]	Korea National Oil Corp.	1.750%	4/18/25	24,000	22,986
[3]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,603
[3]	KSA Sukuk Ltd.	2.894%	4/20/22	5,000	5,002
	Province of Manitoba	2.100%	9/6/22	1,400	1,405
[3,5]	Qatar Energy	1.375%	9/12/26	7,798	7,272
	Republic of Chile	2.250%	10/30/22	6,803	6,816
[3]	Republic of Chile	2.750%	1/31/27	15,537	15,216
[3]	Republic of Slovenia	5.500%	10/26/22	303	309
[3,5]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,000	2,935
[3]	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	268	268
[3]	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	300	300
[3]	Slovak Republic	4.375%	5/21/22	58,542	58,713
[3]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	5,542	5,541
[3]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	3,630	3,657
[3]	State of Qatar	3.875%	4/23/23	10,734	10,923
[3]	State of Qatar	3.400%	4/16/25	8,800	8,976
[3,5]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,997
[3,5]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	19,582
Total Sovereign Bonds (Cost $555,548)					543,726

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.8%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	53,908
	University of California Revenue	0.883%	5/15/25	27,000	25,379
Total Taxable Municipal Bonds (Cost $83,750)					79,287
				Shares
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[13]	Vanguard Market Liquidity Fund (Cost $205,300)	0.312%		2,053,412	205,320
Total Investments (99.9%) (Cost $9,951,016)					9,708,873
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.3%)
[3,4,6]	UMBS Pool (Proceeds $27,176)	3.000%	4/25/52	(28,000)	(27,383)
Other Assets and Liabilities—Net (0.4%)					41,667
Net Assets (100%)					9,723,157
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,799,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $4,854,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $1,778,986,000, representing 18.3% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in British pounds.
11	Guaranteed by multiple countries.
12	Guaranteed by the Government of Japan.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Institutional Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	4,258	902,363	(8,154)
5-Year U.S. Treasury Note	June 2022	370	42,434	14
10-Year U.S. Treasury Note	June 2022	623	76,551	(797)
Long U.S. Treasury Bond	June 2022	19	2,851	(87)
				(9,024)

Short Futures Contracts
Euro-Bobl	June 2022	(108)	(15,395)	442
Euro-Schatz	June 2022	(262)	(32,095)	289
Long Gilt	June 2022	(9)	(1,433)	23
Ultra 10-Year U.S. Treasury Note	June 2022	(155)	(20,998)	(8)
				746
				(8,278)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Deutsche Bank AG	4/19/22	EUR	469	USD	514	5	—
Morgan Stanley Capital Services LLC	4/19/22	EUR	443	USD	492	—	(1)
State Street Bank & Trust Co.	4/19/22	USD	90,521	AUD	124,813	—	(2,893)
Morgan Stanley Capital Services LLC	4/19/22	USD	61,051	EUR	55,639	—	(527)
JPMorgan Chase Bank, N.A.	4/19/22	USD	212	EUR	193	—	(2)
Morgan Stanley Capital Services LLC	4/19/22	USD	2,587	GBP	1,984	—	(19)
State Street Bank & Trust Co.	4/19/22	USD	408	GBP	313	—	(2)
						5	(3,444)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Institutional Short-Term Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Corp. Nacional del Cobre de Chile/A3	12/20/22	MSCS	15,000	1.000	62	39	23	—
Republic of Chile/A1	6/20/27	CITNA	5,640	1.000	85	58	27	—
Republic of Chile/A1	6/20/27	JPMC	6,000	1.000	90	81	9	—
Republic of Chile/A1	6/20/27	MSCS	5,840	1.000	87	71	16	—
					324	249	75	—
Credit Protection Purchased
State of Qatar	6/20/22	BANA	2,720	(1.000)	(6)	1	—	(7)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(12)	3	—	(15)
					(18)	4	—	(22)
					306	253	75	(22)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,745,716)	9,503,553
Affiliated Issuers (Cost $205,300)	205,320
Total Investments in Securities	9,708,873
Investment in Vanguard	332
Cash	10,198
Foreign Currency, at Value (Cost $1,339)	1,345
Receivables for Investment Securities Sold	34,598
Receivables for Accrued Income	26,992
Swap Premiums Paid	253
Variation Margin Receivable—Futures Contracts	562
Unrealized Appreciation—Forward Currency Contracts	5
Unrealized Appreciation—Over-the-Counter Swap Contracts	75
Total Assets	9,783,233
Liabilities
Liability for Sale Commitments, at Value (Proceeds $27,176)	27,383
Payables for Investment Securities Purchased	29,142
Payables to Vanguard	85
Unrealized Depreciation—Forward Currency Contracts	3,444
Unrealized Depreciation—Over-the-Counter Swap Contracts	22
Total Liabilities	60,076
Net Assets	9,723,157
At March 31, 2022, net assets consisted of:

Paid-in Capital	10,021,926
Total Distributable Earnings (Loss)	(298,769)
Net Assets	9,723,157

Net Assets
Applicable to 726,798,900 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,723,157
Net Asset Value Per Share	$13.38
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Interest[1]	48,887
Total Income	48,887
Expenses
The Vanguard Group—Note B
Investment Advisory Services	356
Management and Administrative	460
Marketing and Distribution	119
Custodian Fees	21
Shareholders’ Reports	8
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	975
Net Investment Income	47,912
Realized Net Gain (Loss)
Investment Securities Sold[1]	(25,980)
Futures Contracts	(27,555)
Swap Contracts	5,094
Forward Currency Contracts	4,724
Foreign Currencies	975
Realized Net Gain (Loss)	(42,742)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(281,598)
Futures Contracts	(7,498)
Swap Contracts	(1,700)
Forward Currency Contracts	(5,367)
Foreign Currencies	28
Change in Unrealized Appreciation (Depreciation)	(296,135)
Net Increase (Decrease) in Net Assets Resulting from Operations	(290,965)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $121,000, ($12,000), $2,000, and $20,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47,912	108,485
Realized Net Gain (Loss)	(42,742)	75,966
Change in Unrealized Appreciation (Depreciation)	(296,135)	(121,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	(290,965)	62,975
Distributions
Total Distributions	(111,288)	(140,615)
Capital Share Transactions
Issued	963,017	2,387,279
Issued in Lieu of Cash Distributions	111,288	140,615
Redeemed	(598,200)	(1,057,380)
Net Increase (Decrease) from Capital Share Transactions	476,105	1,470,514
Total Increase (Decrease)	73,852	1,392,874
Net Assets
Beginning of Period	9,649,305	8,256,431
End of Period	9,723,157	9,649,305
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.94	$14.06	$13.82	$13.55	$13.75	$13.84
Investment Operations
Net Investment Income[1]	.067	.165	.316	.373	.293	.221
Net Realized and Unrealized Gain (Loss) on Investments	(.470)	(.070)	.244	.271	(.202)	(.071)
Total from Investment Operations	(.403)	.095	.560	.644	.091	.150
Distributions
Dividends from Net Investment Income	(.068)	(.165)	(.320)	(.374)	(.291)	(.229)
Distributions from Realized Capital Gains	(.089)	(.050)	—	—	—	(.011)
Total Distributions	(.157)	(.215)	(.320)	(.374)	(.291)	(.240)
Net Asset Value, End of Period	$13.38	$13.94	$14.06	$13.82	$13.55	$13.75
Total Return	-2.92%	0.68%	4.10%	4.81%	0.67%	1.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,723	$9,649	$8,256	$7,781	$7,796	$7,233
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	0.98%	1.18%	2.27%	2.73%	2.15%	1.61%
Portfolio Turnover Rate	51%	134%[2]	118%	83%	118%[3]	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 16% attributable to mortgage-dollar-roll activity.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing

Institutional Short-Term Bond Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 13% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Institutional Short-Term Bond Fund
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a

Institutional Short-Term Bond Fund
payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2022, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at March 31, 2022.
6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Short-Term Bond Fund
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $332,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital

Institutional Short-Term Bond Fund
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,705,843	—	2,705,843
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,770,722	—	2,770,722
Corporate Bonds	—	3,403,975	—	3,403,975
Sovereign Bonds	—	543,726	—	543,726
Taxable Municipal Bonds	—	79,287	—	79,287
Temporary Cash Investments	205,320	—	—	205,320
Total	205,320	9,503,553	—	9,708,873
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	27,383	—	27,383

Derivative Financial Instruments
Assets
Futures Contracts[1]	768	—	—	768
Forward Currency Contracts	—	5	—	5
Swap Contracts	—	75	—	75
Total	768	80	—	848
Liabilities
Futures Contracts[1]	9,046	—	—	9,046
Forward Currency Contracts	—	3,444	—	3,444

Institutional Short-Term Bond Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Swap Contracts	—	22	—	22
Total	9,046	3,466	—	12,512
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At March 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	253	253
Unrealized Appreciation—Futures Contracts[1]	768	—	—	768
Unrealized Appreciation—Forward Currency Contracts	—	5	—	5
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	75	75
Total Assets	768	5	328	1,101

Unrealized Depreciation—Futures Contracts[1]	9,046	—	—	9,046
Unrealized Depreciation—Forward Currency Contracts	—	3,444	—	3,444
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	22	22
Total Liabilities	9,046	3,444	22	12,512
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(27,555)	—	—	(27,555)
Swap Contracts	4,872	—	222	5,094
Forward Currency Contracts	—	4,724	—	4,724
Realized Net Gain (Loss) on Derivatives	(22,683)	4,724	222	(17,737)

Institutional Short-Term Bond Fund
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(7,498)	—	—	(7,498)
Swap Contracts	(1,815)	—	115	(1,700)
Forward Currency Contracts	—	(5,367)	—	(5,367)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(9,313)	(5,367)	115	(14,565)
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments, derivatives and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,925,628
Gross Unrealized Appreciation	5,759
Gross Unrealized Depreciation	(261,308)
Net Unrealized Appreciation (Depreciation)	(255,549)
F.	During the six months ended March 31, 2022, the fund purchased $1,908,055,000 of investment securities and sold $1,831,395,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,671,481,000 and $3,038,385,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2022, such purchases were $365,206,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	70,297	170,433
Issued in Lieu of Cash Distributions	8,115	10,049
Redeemed	(43,740)	(75,571)
Net Increase (Decrease) in Shares Outstanding	34,672	104,911
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Institutional Intermediate-Term Bond Fund
Fund Allocation
As of March 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	27.8
Sovereign Bonds	2.8
Taxable Municipal Bonds	0.9
U.S. Government and Agency Obligations	57.6
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Intermediate-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (56.9%)
U.S. Government Securities (33.3%)
	United States Treasury Note/Bond	0.125%	2/28/23	300,000	295,922
	United States Treasury Note/Bond	0.500%	3/15/23	300,000	296,719
	United States Treasury Note/Bond	0.125%	4/30/23	150,000	147,305
	United States Treasury Note/Bond	0.125%	5/15/23	150,000	147,117
	United States Treasury Note/Bond	0.125%	5/31/23	306,000	299,689
	United States Treasury Note/Bond	0.250%	6/15/23	303,000	297,035
	United States Treasury Note/Bond	0.125%	9/15/23	250,000	242,891
	United States Treasury Note/Bond	0.250%	9/30/23	401,000	389,910
[1]	United States Treasury Note/Bond	0.125%	10/15/23	400,000	387,687
	United States Treasury Note/Bond	0.250%	11/15/23	500,000	484,453
	United States Treasury Note/Bond	0.500%	11/30/23	57,000	55,406
	United States Treasury Note/Bond	0.125%	2/15/24	56,000	53,777
	United States Treasury Note/Bond	2.250%	3/31/24	350,000	349,508
	United States Treasury Note/Bond	2.250%	4/30/24	410,000	408,911
	United States Treasury Note/Bond	0.250%	5/15/24	100,000	95,578
	United States Treasury Note/Bond	0.250%	6/15/24	790,000	753,462
	United States Treasury Note/Bond	1.750%	6/30/24	314,000	309,437
[2]	United States Treasury Note/Bond	0.375%	8/15/24	400,000	380,938
	United States Treasury Note/Bond	0.375%	9/15/24	500,000	475,000
	United States Treasury Note/Bond	0.750%	11/15/24	356,500	340,736
	United States Treasury Note/Bond	1.500%	11/30/24	100,000	97,406
	United States Treasury Note/Bond	1.000%	12/15/24	512,300	492,288
	United States Treasury Note/Bond	1.750%	12/31/24	75,000	73,500
	United States Treasury Note/Bond	1.375%	1/31/25	300,000	290,766
	United States Treasury Note/Bond	0.500%	3/31/25	100,000	94,219
	United States Treasury Note/Bond	0.250%	7/31/25	200,000	185,406
[2]	United States Treasury Note/Bond	0.250%	8/31/25	300,000	277,594
	United States Treasury Note/Bond	0.250%	10/31/25	500,000	460,937
	United States Treasury Note/Bond	2.250%	11/15/25	278,200	275,331
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	138,680
	United States Treasury Note/Bond	2.250%	3/31/26	100,000	98,953
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	93,000
	United States Treasury Note/Bond	0.875%	6/30/26	300,000	280,172
	United States Treasury Note/Bond	0.625%	7/31/26	200,000	184,562
	United States Treasury Note/Bond	0.875%	9/30/26	184,800	172,037
[2]	United States Treasury Note/Bond	1.125%	10/31/26	625,400	588,267
	United States Treasury Note/Bond	1.250%	12/31/26	143,000	135,113
	United States Treasury Note/Bond	1.500%	1/31/27	22,000	21,024
	United States Treasury Note/Bond	0.875%	11/15/30	24,100	21,347

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	11/15/31	27,200	24,960
	United States Treasury Note/Bond	4.375%	2/15/38	73,100	92,437
	United States Treasury Note/Bond	2.000%	11/15/41	87,000	78,640
	United States Treasury Note/Bond	3.000%	2/15/47	40,000	43,031
	United States Treasury Note/Bond	3.375%	11/15/48	23,000	26,910
					10,458,061
Agency Bonds and Notes (0.1%)
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,408
	Federal Home Loan Banks	3.125%	9/12/25	7,050	7,185
	Federal Home Loan Banks	2.500%	12/10/27	8,450	8,427
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,182
[3]	Federal National Mortgage Assn.	0.000%	1/15/30	4,900	3,983
[4]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,295
					29,480
Conventional Mortgage-Backed Securities (23.5%)
[3,4]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	15,906	15,666
[3,4]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	26,600	26,525
[3,4]	Fannie Mae Pool	5.000%	10/1/49	568	585
[3,4]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	2,653	2,578
[3,4]	Freddie Mac Gold Pool	2.500%	1/1/43–3/1/47	1,847	1,786
[3,4]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	45,529	45,114
[3,4]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	110,634	111,342
[3,4]	Freddie Mac Gold Pool	4.000%	7/1/29–12/1/49	31,976	32,817
[3,4]	Freddie Mac Gold Pool	4.500%	5/1/39–2/1/49	31,875	33,721
[3,4]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/50	6,121	6,556
[3,4]	Freddie Mac Gold Pool	5.500%	5/1/40	1,731	1,900
[3,4]	Freddie Mac Gold Pool	6.000%	6/1/37–3/1/39	506	591
[3,4]	Freddie Mac Gold Pool	6.500%	5/1/37	38	41
[3,4]	Freddie Mac Gold Pool	7.000%	5/1/38	46	48
[4]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	557	543
[4]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	14,318	14,266
[4]	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	20,387	21,063
[4]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,844	2,972
[4]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	14,174	15,510
[4]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	547	613
[4]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	139	144
[4]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	842	927
[4,5]	Ginnie Mae II Pool	2.500%	3/20/43–4/15/52	323,003	313,117
[4,5]	Ginnie Mae II Pool	3.000%	3/20/27–5/15/52	490,371	486,226
[4,5]	Ginnie Mae II Pool	3.500%	6/20/42–4/15/52	462,718	468,981
[4,5]	Ginnie Mae II Pool	4.000%	2/20/34–6/15/52	477,894	486,232
[4,5]	Ginnie Mae II Pool	4.500%	5/15/52	156,500	160,999
[4]	Ginnie Mae II Pool	5.000%	4/20/40–11/20/49	15,884	17,151
[4]	Ginnie Mae II Pool	5.500%	4/20/40	71	78
[4]	Ginnie Mae II Pool	6.000%	2/20/41	5	6
[3,4,5]	UMBS Pool	1.500%	4/25/37–4/25/52	117,995	98,540
[3,4,5]	UMBS Pool	2.000%	5/1/28–5/25/52	1,790,500	1,684,052
[3,4,5]	UMBS Pool	2.500%	4/25/37–5/25/52	1,551,912	1,492,193
[3,4,5]	UMBS Pool	3.000%	7/1/32–5/25/52	651,994	648,209
[3,4,5]	UMBS Pool	3.500%	11/1/31–5/25/52	501,394	504,870
[3,4,5]	UMBS Pool	4.000%	5/1/32–6/25/52	390,122	398,150
[3,4,5]	UMBS Pool	4.500%	12/1/39–5/25/52	154,675	161,312
[3,4]	UMBS Pool	5.000%	6/1/39–10/1/49	31,972	33,978
[3,4]	UMBS Pool	5.500%	12/1/38–5/1/44	65,786	73,497

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	UMBS Pool	6.000%	10/1/39	403	459
[3,4]	UMBS Pool	6.500%	9/1/36–4/1/39	188	210
[3,4]	UMBS Pool	7.000%	10/1/37–9/1/38	172	190
					7,363,758
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4]	Freddie Mac REMICS	2.000%	1/25/52	11,180	10,305
Total U.S. Government and Agency Obligations (Cost $18,634,200)					17,861,604
Asset-Backed/Commercial Mortgage-Backed Securities (10.8%)
[4]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	4,910	4,941
[4]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	4,415	4,419
[4]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	710	708
[4]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	3,005	2,991
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	15,660	15,471
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	11,490	11,107
[4]	AmeriCredit Automobile Receivables Trust Series 2022-1	2.450%	11/18/26	7,680	7,588
[4,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	160	163
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	10,098	10,079
[4]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	333
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	280	283
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,552
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,118
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	440	440
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	13,570	13,321
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	1,190	1,194
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	4,170	4,196
[4]	BANK Series 2017-BNK9	3.538%	11/15/54	3,700	3,734
[4]	BANK Series 2018-BN10	3.641%	2/15/61	1,030	1,032
[4]	BANK Series 2018-BN12	4.255%	5/15/61	780	818
[4]	BANK Series 2018-BN14	4.185%	9/15/60	160	166
[4]	BANK Series 2018-BN14	4.231%	9/15/60	1,055	1,106
[4]	BANK Series 2019-BN17	3.623%	4/15/52	285	288
[4]	BANK Series 2019-BN17	3.714%	4/15/52	4,459	4,560
[4]	BANK Series 2019-BN19	3.183%	8/15/61	3,910	3,867
[4]	BANK Series 2019-BN20	3.011%	9/15/62	7,180	7,014
[4]	BANK Series 2019-BN23	2.846%	12/15/52	1,900	1,852
[4]	BANK Series 2019-BN23	2.920%	12/15/52	11,780	11,419
[4]	BANK Series 2019-BN24	2.960%	11/15/62	17,620	17,124
[4]	BANK Series 2020-BN28	1.725%	3/15/63	7,000	6,511
[4]	BANK Series 2020-BN30	1.673%	12/15/53	5,050	4,607
[4]	BANK Series 2022-BNK40	3.507%	3/15/64	3,880	3,906
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	12,723
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,385
[4]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	5,880	5,448
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	5,367
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,070	4,127
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	1,360	1,371
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	4,440	4,552

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	305	308
[4]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	5,250	5,134
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	5,816
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,630
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	4,058
[4]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	4,550	4,220
[4,5]	Benchmark Mortgage Trust Series 2022-B34	3.833%	4/15/55	3,221	3,317
[4]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	6,682	6,691
[4]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	2,720	2,637
[4,7]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	1.298%	2/25/30	383	383
[4,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	5,550	5,367
[4,6]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	1,552	1,581
[4,6]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,300	1,307
[4,6]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	5,880	5,865
[4,6]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	1,840	1,809
[4,6]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	15,590	15,071
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,791
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	22,300	21,552
[4]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/16/26	39,720	38,035
[4]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	21,580	21,494
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	1,029	1,031
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	4,210	4,229
[4]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	3,550	3,501
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	15,280	14,615
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	10,950	10,354
[4,6]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	28,920	27,666
[4]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	4,067	4,085
[4]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	1,390	1,393
[4]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	4,290	4,328
[4]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,000	4,998
[4]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	4,790	4,755
[4]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	3,040	3,018
[4]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	22,139	21,945
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	2,940	2,851
[4]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	13,880	13,559
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	5,340	5,127
[4]	CarMax Auto Owner Trust Series 2021-3	0.550%	6/15/26	12,610	12,234
[4]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	20,680	19,880
[4]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	12,840	12,430
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,651
[4]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,650	2,544
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	17,410	16,762

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	7,837
[4]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	6,500	6,471
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,884
[4]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	15,263	14,569
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	2,710	2,627
[4]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	1,250	1,259
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	481
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	785	783
[4]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	3,100	3,243
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,335
[4,6]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	4,698	4,697
[4,6]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	4,704	4,707
[4,6]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	5,909	5,851
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	1,527	1,531
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.753%	3/10/47	102	102
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,949	1,965
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	553	552
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	15,000	15,109
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	498	496
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	1,575	1,576
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	275	275
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	1,336	1,325
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	15,000	14,993
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	20	20
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.497%	6/10/48	4,709	4,687
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	523
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	11,368	11,362
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,600	2,563
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.050%	4/10/49	2,943	2,896
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,962
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,583	8,592
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,510
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	2,460	2,471
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	68

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	6,000	5,808
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	8,591
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	15,500	15,110
[4]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,040	1,992
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	3,040	3,029
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,599
[4]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	999	1,004
[4]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	50	50
[4]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	580	580
[4]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	10
[4]	COMM Mortgage Trust Series 2013-CR9	4.255%	7/10/45	1,922	1,952
[4,6]	COMM Mortgage Trust Series 2013-CR9	4.279%	7/10/45	2,331	2,324
[4]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	2,059	2,077
[4]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	922	937
[4]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	359	357
[4]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	2,128	2,147
[4]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	4,200	4,253
[4]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	703	703
[4]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	156	157
[4]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	4,000	4,024
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	15,000	15,095
[4]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	330	331
[4]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	5,444	5,423
[4]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,082	4,108
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	1,873	1,856
[4]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,587	1,602
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	570	567
[4]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	2,341	2,327
[4]	COMM Mortgage Trust Series 2015-CR24	3.696%	8/10/48	2,916	2,931
[4]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	1,838	1,854
[4]	COMM Mortgage Trust Series 2015-CR26	3.359%	10/10/48	12,305	12,186
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,386	3,390
[4]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	1,195	1,182
[4]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	2,050	2,010
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	9,665
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	836
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,249
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,705
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	8,509
[4]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	16,817
[4]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	4,213
[4]	DBJPM Mortgage Trust Series 2016-C3	2.632%	8/10/49	9,200	8,900
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	3,210	3,207
[4,6]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	11,550	11,441
[4]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	9,780	9,055
[4,6]	DLL LLC Series 2019-MT3	2.080%	2/21/23	1,911	1,912

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	12,100	11,673
[4,6]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	10,300	9,693
[4,6]	Dllmt LLC Series 2021-1A	1.000%	7/21/25	10,410	10,042
[4,6]	Dllmt LLC Series 2021-1A	1.240%	6/20/29	6,940	6,598
[4]	Drive Auto Receivables Trust Series 2021-1	0.440%	11/15/24	6,438	6,433
[4,6,7]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	1.257%	10/25/56	172	172
[4,6]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	4,003	4,003
[4,6]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	7,244	7,121
[4,6]	Enterprise Fleet Financing LLC Series 2021-2	0.480%	5/20/27	8,340	8,091
[4,6]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	14,640	14,188
[4,6]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	11,970	11,940
[4,6]	Evergreen Credit Card Trust Series 2021-1	0.900%	10/15/26	35,300	33,630
[4,6]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	2,591	2,406
[4,6]	Flagship Credit Auto Trust Series 2020-2	1.490%	7/15/24	428	428
[4]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	4,470	4,451
[4]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	7,043	7,083
[4,6]	Ford Credit Auto Owner Trust Series 2019-1	3.520%	7/15/30	13,211	13,322
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	4,803	4,807
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,600	18,701
[4,6]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	13,828	13,363
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	4,826	4,804
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,250	2,204
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,800	26,966
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	10,470	9,899
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	8,440	8,129
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	9,850	9,431
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	9,520	9,236
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	13,150	12,279
[4,6]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	162,521	154,399
[4]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,640	1,632
[4]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	3,180	3,150
[4]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	26,760	26,332
[4]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	3,830	3,713
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	28,600	27,776
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	8,420	8,023
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.160%	1/16/24	5,257	5,273
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.210%	10/16/23	1,002	1,003
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	11,470	11,556
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	4,335	4,346
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	8,260	8,313
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	4,413	4,419

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.750%	7/16/24	10,184	10,190
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,710	3,701
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	4,296	4,297
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	4,500	4,306
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	8,920	8,745
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	5,840	5,566
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	7,850	7,649
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	6,480	6,215
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	14,910	14,447
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	10,650	10,114
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	12,410	11,855
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	10,000	9,499
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,664
[4,6]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	12,600	12,591
[4,6]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	5,520	5,378
[4,6]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	13,590	13,154
[4,6]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	15,990	16,206
[4,6]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	23,300	21,566
[4,6,7]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.948%	8/25/60	1,485	1,485
[4,6]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	10,417	10,409
[4]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	720	747
[4]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,055	1,061
[4]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	29	29
[4]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	15,000	15,093
[4]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	210	211
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	140	140
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	1,290	1,271
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	3,140	3,137
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.136%	2/10/48	87	86
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	40	40
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.498%	7/10/48	7,000	6,986
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,024	1,988
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	1,720	1,718
[4]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	5,343	5,291
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	180	175
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	2,490	2,481
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,680
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	1,170	1,155
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	5,550	5,466
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	8,608
[4]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	1,770	1,773
[4]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	2,960	2,968
[4]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	2,884	2,884
[4]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	2,000	1,984
[4]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	8,180	8,021
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	16,740	16,279
[4,6]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	7,800	7,542
[4,6]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	4,750	4,746
[4,6]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	11,710	10,699
[4]	Honda Auto Receivables Owner Trust Series 2018-4	3.300%	7/15/25	9,105	9,108
[4]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	5,000	5,023
[4]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	2,756	2,763
[4]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	2,530	2,542
[4]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	11,829	11,840
[4]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,300	4,203
[4]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	5,290	5,107
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	17,130	16,647
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	7,710	7,350
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	13,940	13,439
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	9,760	9,253
[4]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	12,870	12,463
[4]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	7,530	7,173

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Hudson Yards Mortgage Trust Series 2019-30HY	3.228%	7/10/39	5,180	5,039
[4,6]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	2,490	2,461
[4,6]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	3,490	3,418
[4,6]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	4,060	3,972
[4,6]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.380%	8/15/25	4,300	4,153
[4,6]	Hyundai Auto Lease Securitization Trust Series 2022-A	1.320%	12/15/25	14,670	14,292
[4]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	6,050	6,080
[4]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	5,740	5,730
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	12,298	12,251
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	9,420	9,248
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	5,050	4,881
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	15,820	15,413
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	12,470	11,787
[4]	Hyundai Auto Receivables Trust Series 2021-B	0.380%	1/15/26	27,670	26,759
[4]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	16,090	15,078
[4]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	7,170	6,886
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	7,710	7,256
[4]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	3,750	3,671
[4]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	2,472	2,476
[4]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	7,600	7,524
[4]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	2,410	2,316
[4]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	6,800	6,678
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	64	63
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	2,612	2,631
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	110	111
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,261
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	2,841	2,836
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,478
[4,6]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	139,359	132,046
[4,6]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	38,305	36,292
[4,6]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	136,166	129,468
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.363%	7/15/45	1,196	1,200
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	3,137	3,152
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.031%	7/15/45	1,465	1,472
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	369	371
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,238	4,293
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	3,930	3,964
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	450	454

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	165	166
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	137	137
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,144	1,145
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.231%	1/15/48	83	82
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	15,000	14,984
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	110	109
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	244	244
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.329%	11/15/48	4,826	4,757
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,488	3,450
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.504%	12/15/48	9,914	9,856
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	5,080	5,152
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/50	3,830	3,792
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	2,170	2,182
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	895	898
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	400	381
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	361
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	3,720	3,709
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	63
[4,6]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	6,084	6,077
[4,6]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	11,050	10,871
[4,6]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	3,000	2,866
[4,6]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	16,940	16,720
[4,6]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,536
[4,6]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	1,550	1,534
[4,6]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	27,400	26,111
[4,6]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	22,370	21,594
[4]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	2,720	2,681
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	15,470	15,049
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	8,120	7,807
[4]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	7,205	7,238
[4]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	7,300	7,292
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	15,274	15,138
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	5,050	4,867
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	25,280	24,317
[4,6]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	3,112	3,117

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	1,791	1,795
[4,6]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	3,304	3,328
[4,6]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	2,580	2,607
[4,6]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,430	4,432
[4,6]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,438
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	821	821
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.074%	7/15/46	5,387	5,444
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,236	1,238
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	150	151
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	85	86
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	400	405
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	200	203
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	1,681	1,683
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	2,800	2,832
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	1,738	1,749
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	330	331
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17	3.741%	8/15/47	370	371
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	60	61
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	10	10
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	60
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.077%	3/15/48	9,274	9,092
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	8,939	8,874
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	7,516
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	10,826	10,757
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,485
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,848	4,852
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,793	9,714
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	2,055	2,040
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.459%	12/15/49	5,311	5,289
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	3,763	3,808
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	1,250	1,256

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	1,260	1,259
[4]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	4,257	4,266
[4]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	10,200	10,154
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	7,386	7,454
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	1,590	1,548
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	760	748
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	487	474
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,389
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	13,269
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,389
[4,6,7]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.507%	6/25/65	42	42
[4,6,7]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	1.207%	3/25/66	2,155	2,159
[4]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	3,420	3,379
[4]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	6,250	6,281
[4]	Nissan Auto Receivables Owner Trust Series 2019-A	3.000%	9/15/25	5,690	5,733
[4]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	3,469	3,480
[4]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	2,500	2,508
[4]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	6,910	6,776
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	3,240	3,151
[4,6]	One Bryant Park Trust Series 2019-OBP	2.516%	9/15/54	2,500	2,316
[4,6]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	1,250	1,144
[4,6,7]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	1.311%	1/16/60	149	149
[4,6,7]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	1.449%	6/20/60	1,957	1,957
[4,6,7]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	1.418%	8/18/60	1,287	1,288
[4,6,7]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.407%	11/25/65	2,127	2,150
[4,6,7]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.139%	12/5/59	236	236
[4,6,7]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	1.171%	4/10/50	931	930
[4,6,7]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	1.121%	11/10/49	112	112
[4,6]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	1,455	1,453
[4]	Santander Drive Auto Receivables Trust Series 2022-2	2.980%	10/15/26	13,960	13,942
[4,6]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	5,437	5,444
[4,6]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	4,600	4,451
[4,6]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	22,520	21,796

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	5,540	5,294
[4,6]	Santander Retail Auto Lease Trust Series 2021-C	0.590%	3/20/26	10,220	9,772
[4,6]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	117	117
[4,6]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	247	246
[4,6]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	494	497
[4,6]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	855	860
[4,6]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	10	10
[4,6]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	56	56
[4,6]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	85	84
[4,6]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	52	52
[4,6]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	119	119
[4,6]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	47	47
[4]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	6,490	6,516
[4,6]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	4,140	4,109
[4,6]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	750	740
[4,6]	Tesla Auto Lease Trust Series 2021-B	0.600%	9/22/25	13,310	12,759
[4,6]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	6,830	6,546
[4,6]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	100
[4,6]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	550	547
[4,6]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	8,600	8,147
[4,6]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	23,810	22,131
[4]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	4,626	4,639
[4]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	11,511	11,560
[4]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	7,954	7,972
[4]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	3,800	3,832
[4]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	10,895	10,912
[4]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	6,600	6,512
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	8,436	8,411
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	4,570	4,509
[4]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	4,700	4,540
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	25,380	24,553

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	19,620	18,530
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	12,960	12,506
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	7,930	7,449
[4]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	9,540	9,127
[4,6]	Toyota Lease Owner Trust Series 2021-A	0.390%	4/22/24	21,350	20,958
[4,6]	Toyota Lease Owner Trust Series 2021-A	0.500%	8/20/25	3,840	3,730
[4,6]	Toyota Lease Owner Trust Series 2021-B	0.420%	10/21/24	18,100	17,572
[4,6]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	11,570	11,034
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	2,795	2,837
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	483	482
[4,6]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	4,409	4,387
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	220	220
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	150	150
[4]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	30,100	28,645
[4]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	15,980	15,194
[4]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	21,470	20,667
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	3,400	3,334
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	19,790	19,110
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	12,800	12,295
[4,6]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	12,100	11,906
[4,6]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,300	2,185
[4]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	315	318
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	10
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	76	75
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	3,199	3,210
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,391
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	7,485	7,564
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	300	290
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,144
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	1,310	1,312
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,289
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	3,825	3,780
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	3,067

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	3,165
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,943
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	396	400
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	4,450	4,645
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,140
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	922
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	980	1,013
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	310	317
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,659
[4]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	633	636
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	255	257
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,665	1,685
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	1,640	1,656
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,215	1,224
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	16	16
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	15,000	15,050
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	4,627	4,650
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	925	933
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,188
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	2,471	2,469
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	2,597	2,621
[4,6]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	5,060	5,036
[4,6]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	3,014	2,985
[4,6]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	1,700	1,639
[4]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	4,254	4,266
[4]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	3,070	3,097
[4]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	5,230	5,283
[4]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	9,400	9,398
[4]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,580	7,295
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	5,400	5,151

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	9,380	9,083
[4]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	13,980	13,501
[4]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	15,840	15,218
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	11,450	10,794
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	9,173
[4]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	4,680	4,578
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	15,660	15,185
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	8,340	8,051
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,500,188)					3,380,118
Corporate Bonds (27.4%)
Communications (0.8%)
	Comcast Corp.	3.700%	4/15/24	4,925	5,032
	Comcast Corp.	3.375%	2/15/25	29,805	30,256
	Comcast Corp.	3.375%	8/15/25	23,444	23,749
	Comcast Corp.	3.950%	10/15/25	12,400	12,806
[8]	Comcast Corp.	0.000%	9/14/26	13,316	13,986
	Comcast Corp.	3.150%	2/15/28	28,825	28,763
	Comcast Corp.	4.150%	10/15/28	40,135	42,187
	Comcast Corp.	2.650%	2/1/30	10,970	10,541
	Comcast Corp.	3.400%	4/1/30	11,500	11,645
	Comcast Corp.	1.950%	1/15/31	10,000	9,030
[6]	NTT Finance Corp.	0.583%	3/1/24	8,785	8,413
[6]	NTT Finance Corp.	1.162%	4/3/26	34,635	31,972
[6]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,913
[4,8]	Sky Ltd.	2.500%	9/15/26	8,970	10,484
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,228	13,253
	Walt Disney Co.	1.750%	8/30/24	5,002	4,912
	Walt Disney Co.	3.375%	11/15/26	2,200	2,230
					263,172
Consumer Discretionary (0.9%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	16,443	16,131
	Amazon.com Inc.	3.150%	8/22/27	7,000	7,102
	Amazon.com Inc.	1.650%	5/12/28	10,000	9,291
[4]	American Honda Finance Corp.	0.550%	7/12/24	12,500	11,904
[4]	American Honda Finance Corp.	2.150%	9/10/24	15,000	14,777
[4]	American Honda Finance Corp.	2.350%	1/8/27	25,000	24,107
[4]	American Honda Finance Corp.	1.800%	1/13/31	20,000	17,705
[6]	BMW US Capital LLC	0.800%	4/1/24	10,000	9,597
	Home Depot Inc.	2.800%	9/14/27	11,540	11,469
	Home Depot Inc.	1.500%	9/15/28	9,000	8,203
	Home Depot Inc.	3.900%	12/6/28	10,000	10,477
	Home Depot Inc.	2.950%	6/15/29	17,340	17,177
	Home Depot Inc.	2.700%	4/15/30	3,660	3,545
	Home Depot Inc.	3.250%	4/15/32	15,760	15,762
	TJX Cos. Inc.	2.500%	5/15/23	1,100	1,102
	TJX Cos. Inc.	2.250%	9/15/26	7,870	7,655
	TJX Cos. Inc.	3.875%	4/15/30	10,000	10,425

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Motor Credit Corp.	3.000%	4/1/25	14,000	14,021
[4]	Toyota Motor Credit Corp.	1.125%	6/18/26	40,000	37,098
[4]	Toyota Motor Credit Corp.	1.150%	8/13/27	15,000	13,548
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	20,507
[4,8]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	5,825	6,472
[4]	Yale University	1.482%	4/15/30	6,000	5,418
					293,493
Consumer Staples (0.8%)
	Brown-Forman Corp.	2.250%	1/15/23	5,000	5,025
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	9,760	10,778
	Coca-Cola Co.	3.375%	3/25/27	12,000	12,290
	Coca-Cola Co.	1.000%	3/15/28	6,717	6,021
	Coca-Cola Co.	2.250%	1/5/32	5,000	4,668
	Costco Wholesale Corp.	1.600%	4/20/30	27,777	24,907
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,525
	Hershey Co.	2.450%	11/15/29	10,000	9,638
	Hershey Co.	1.700%	6/1/30	5,000	4,500
	Kimberly-Clark Corp.	2.650%	3/1/25	6,906	6,872
	Kimberly-Clark Corp.	1.050%	9/15/27	2,000	1,818
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	10,522
[6]	Mars Inc.	0.875%	7/16/26	10,000	9,125
[4,8]	Nestle Finance International Ltd.	0.000%	11/12/24	8,000	8,703
[6]	Nestle Holdings Inc.	3.350%	9/24/23	13,500	13,671
[6]	Nestle Holdings Inc.	1.000%	9/15/27	16,825	15,131
[8]	PepsiCo Inc.	0.250%	5/6/24	7,280	8,033
	PepsiCo Inc.	2.850%	2/24/26	6,674	6,722
	PepsiCo Inc.	2.625%	7/29/29	1,720	1,686
	PepsiCo Inc.	1.625%	5/1/30	11,745	10,572
	Philip Morris International Inc.	2.875%	5/1/24	4,500	4,512
	Philip Morris International Inc.	1.500%	5/1/25	10,000	9,547
	Philip Morris International Inc.	3.125%	8/17/27	5,000	4,965
	Philip Morris International Inc.	3.375%	8/15/29	2,000	1,991
	Philip Morris International Inc.	2.100%	5/1/30	5,000	4,502
[6]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,340	3,323
[6]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	7,000	6,921
	Target Corp.	3.375%	4/15/29	870	898
	Target Corp.	2.350%	2/15/30	11,910	11,356
	Target Corp.	2.650%	9/15/30	1,435	1,393
	Unilever Capital Corp.	2.125%	9/6/29	21,050	19,726
					244,341
Energy (1.4%)
[4]	BP Capital Markets America Inc.	2.750%	5/10/23	10,080	10,132
	BP Capital Markets America Inc.	3.790%	2/6/24	5,950	6,054
	BP Capital Markets America Inc.	3.194%	4/6/25	8,475	8,532
	BP Capital Markets America Inc.	3.796%	9/21/25	4,935	5,079
	BP Capital Markets America Inc.	3.410%	2/11/26	15,500	15,684
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	19,395
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,619
	BP Capital Markets America Inc.	1.749%	8/10/30	8,930	7,909
	BP Capital Markets plc	3.994%	9/26/23	1,000	1,020
	BP Capital Markets plc	3.814%	2/10/24	35,250	35,961
	BP Capital Markets plc	3.535%	11/4/24	8,740	8,881
	BP Capital Markets plc	3.506%	3/17/25	13,535	13,778
	BP Capital Markets plc	3.279%	9/19/27	17,530	17,699

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,137
	Chevron Corp.	1.554%	5/11/25	14,925	14,394
	Chevron Corp.	2.954%	5/16/26	5,490	5,518
	Chevron Corp.	1.995%	5/11/27	19,000	18,251
	Chevron Corp.	2.236%	5/11/30	1,300	1,229
	Chevron USA Inc.	3.850%	1/15/28	5,870	6,111
[6]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,006
	ConocoPhillips Co.	4.950%	3/15/26	41,760	44,731
[8]	Exxon Mobil Corp.	0.142%	6/26/24	7,800	8,517
	Exxon Mobil Corp.	2.992%	3/19/25	38,590	38,799
	Exxon Mobil Corp.	3.043%	3/1/26	5,275	5,318
[6]	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,134
[4]	Harvest Operations Corp.	1.000%	4/26/24	14,000	13,474
[6]	Petronas Capital Ltd.	3.500%	4/21/30	1,993	2,031
[4]	Petronas Energy Canada Ltd.	2.112%	3/23/28	18,860	17,666
[6]	SA Global Sukuk Ltd.	0.946%	6/17/24	8,084	7,736
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,350	4,123
	Shell International Finance BV	3.250%	5/11/25	24,880	25,130
	Shell International Finance BV	2.875%	5/10/26	2,805	2,812
	Shell International Finance BV	3.875%	11/13/28	2,135	2,228
	Shell International Finance BV	2.375%	11/7/29	29,195	27,675
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	2,099	2,105
	TotalEnergies Capital International SA	2.434%	1/10/25	10,450	10,331
	TotalEnergies Capital International SA	3.455%	2/19/29	12,590	12,785
	TotalEnergies Capital International SA	2.829%	1/10/30	10,295	10,049
					445,033
Financials (16.2%)
	Aflac Inc.	1.125%	3/15/26	3,375	3,142
	Allstate Corp.	0.750%	12/15/25	2,000	1,853
	Allstate Corp.	1.450%	12/15/30	13,000	11,230
	American Express Co.	3.700%	8/3/23	35,905	36,571
	American Express Co.	3.400%	2/22/24	11,135	11,288
	American Express Co.	3.000%	10/30/24	18,265	18,347
	American Express Co.	2.250%	3/4/25	16,000	15,712
	American Express Co.	2.550%	3/4/27	15,400	14,967
	Ameriprise Financial Inc.	3.000%	4/2/25	51,737	51,622
[6]	Athene Global Funding	1.200%	10/13/23	4,750	4,629
[6]	Athene Global Funding	0.914%	8/19/24	12,200	11,536
	Banco Santander SA	4.379%	4/12/28	2,585	2,621
	Banco Santander SA	3.306%	6/27/29	7,600	7,366
[4]	Bank of America Corp.	2.816%	7/21/23	44,800	44,851
[4,8]	Bank of America Corp.	0.750%	7/26/23	8,000	8,905
[4]	Bank of America Corp.	3.004%	12/20/23	27,480	27,550
[4]	Bank of America Corp.	4.125%	1/22/24	10,000	10,264
[4]	Bank of America Corp.	3.550%	3/5/24	107,080	107,808
[4]	Bank of America Corp.	3.864%	7/23/24	33,950	34,355
	Bank of America Corp.	1.843%	2/4/25	21,000	20,549
[4]	Bank of America Corp.	3.458%	3/15/25	22,500	22,642
	Bank of America Corp.	0.976%	4/22/25	28,000	26,828
[4]	Bank of America Corp.	3.875%	8/1/25	4,582	4,707
[4]	Bank of America Corp.	0.981%	9/25/25	13,670	12,971
[4]	Bank of America Corp.	3.366%	1/23/26	44,735	44,729
[4]	Bank of America Corp.	2.015%	2/13/26	10,000	9,628
[4]	Bank of America Corp.	3.384%	4/2/26	47,300	47,234
[4]	Bank of America Corp.	3.500%	4/19/26	3,998	4,053

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of America Corp.	1.319%	6/19/26	10,890	10,199
[4]	Bank of America Corp.	3.559%	4/23/27	2,777	2,787
	Bank of America Corp.	1.734%	7/22/27	28,000	26,028
[4]	Bank of America Corp.	3.248%	10/21/27	4,500	4,488
[4]	Bank of America Corp.	3.824%	1/20/28	37,156	37,596
	Bank of America Corp.	2.551%	2/4/28	14,330	13,706
[4]	Bank of America Corp.	3.705%	4/24/28	5,800	5,846
[4]	Bank of America Corp.	3.419%	12/20/28	34,922	34,610
[4]	Bank of America Corp.	3.970%	3/5/29	3,000	3,051
[4]	Bank of America Corp.	2.087%	6/14/29	23,300	21,292
[4]	Bank of America Corp.	3.974%	2/7/30	1,960	1,992
[4]	Bank of America Corp.	3.194%	7/23/30	23,795	23,039
[4]	Bank of America Corp.	2.884%	10/22/30	37,816	35,834
[4]	Bank of America Corp.	2.496%	2/13/31	75	69
[4]	Bank of America Corp.	2.592%	4/29/31	7,500	6,928
[4]	Bank of America Corp.	1.898%	7/23/31	19,543	17,067
[4]	Bank of America Corp.	1.922%	10/24/31	5,000	4,357
	Bank of America Corp.	2.687%	4/22/32	9,400	8,640
	Bank of America Corp.	2.299%	7/21/32	25,200	22,427
[4]	Bank of Montreal	3.300%	2/5/24	33,960	34,434
[4]	Bank of Montreal	0.625%	7/9/24	20,000	19,021
[4]	Bank of Montreal	1.250%	9/15/26	11,520	10,577
[4]	Bank of Montreal	2.650%	3/8/27	11,900	11,511
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	700	704
[4]	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	11,973
[4]	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	2,780
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	21,080	21,316
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,927
	Bank of Nova Scotia	0.400%	9/15/23	23,300	22,629
	Bank of Nova Scotia	0.700%	4/15/24	12,000	11,510
	Bank of Nova Scotia	2.200%	2/3/25	9,530	9,307
	Bank of Nova Scotia	1.050%	3/2/26	14,350	13,193
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,644
	Bank of Nova Scotia	2.700%	8/3/26	7,520	7,372
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,624
[6]	Bank of Nova Scotia	1.188%	10/13/26	35,740	33,372
	Bank of Nova Scotia	2.150%	8/1/31	10,000	9,014
	Bank of Nova Scotia	2.450%	2/2/32	5,000	4,596
[6]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	37,386
[6]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	39,510	40,018
[6]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	16,800	16,084
[6]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	10,000	9,764
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	10,700	10,377
	BlackRock Inc.	3.250%	4/30/29	3,750	3,802
	BlackRock Inc.	2.400%	4/30/30	3,000	2,839
	BlackRock Inc.	1.900%	1/28/31	2,800	2,523
[6]	BPCE SA	1.000%	1/20/26	13,385	12,267
	Brookfield Finance Inc.	4.350%	4/15/30	2,340	2,428
[4]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	8,335	8,342
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	3,800	3,815
[5]	Canadian Imperial Bank of Commerce	3.300%	4/7/25	22,000	21,975
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	7,650	7,055
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	9,169
[5]	Canadian Imperial Bank of Commerce	3.600%	4/7/32	9,000	8,962
	Cboe Global Markets Inc.	1.625%	12/15/30	7,008	6,113

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cboe Global Markets Inc.	3.000%	3/16/32	9,500	9,186
	Charles Schwab Corp.	3.625%	4/1/25	3,670	3,734
	Charles Schwab Corp.	3.850%	5/21/25	17,155	17,591
	Charles Schwab Corp.	0.900%	3/11/26	7,000	6,479
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,322
	Charles Schwab Corp.	3.200%	3/2/27	10,000	10,063
	Charles Schwab Corp.	2.450%	3/3/27	23,980	23,283
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,608
	Charles Schwab Corp.	3.200%	1/25/28	4,143	4,146
	Charles Schwab Corp.	4.000%	2/1/29	8,980	9,378
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,939
	Charles Schwab Corp.	4.625%	3/22/30	800	871
	Charles Schwab Corp.	2.900%	3/3/32	9,500	9,145
	Chubb INA Holdings Inc.	3.350%	5/15/24	25,075	25,444
[8]	Chubb INA Holdings Inc.	0.300%	12/15/24	5,100	5,542
	Chubb INA Holdings Inc.	3.150%	3/15/25	9,485	9,595
	Chubb INA Holdings Inc.	1.375%	9/15/30	16,500	14,375
[4]	Citigroup Inc.	2.876%	7/24/23	20,000	20,029
[4]	Citigroup Inc.	1.678%	5/15/24	38,445	38,103
	Citigroup Inc.	0.981%	5/1/25	10,415	9,938
	Citigroup Inc.	1.281%	11/3/25	3,300	3,140
	Citigroup Inc.	2.014%	1/25/26	5,300	5,103
	Citigroup Inc.	3.200%	10/21/26	3,310	3,285
	Citigroup Inc.	1.462%	6/9/27	16,080	14,805
[4]	Citigroup Inc.	2.666%	1/29/31	8,380	7,785
[4]	Citigroup Inc.	2.572%	6/3/31	5,000	4,575
	Citigroup Inc.	3.057%	1/25/33	6,000	5,616
	CME Group Inc.	2.650%	3/15/32	15,300	14,640
[6]	Cooperatieve Rabobank UA	3.875%	9/26/23	10,635	10,818
[4,8]	Cooperatieve Rabobank UA	0.625%	2/27/24	7,300	8,095
[6]	Cooperatieve Rabobank UA	2.625%	7/22/24	5,990	5,935
	Credit Suisse AG	1.000%	5/5/23	14,470	14,255
[4]	Credit Suisse AG	3.625%	9/9/24	8,000	8,093
	Credit Suisse AG	2.950%	4/9/25	23,500	23,255
[6]	Danske Bank A/S	1.549%	9/10/27	10,500	9,573
[6]	DNB Bank ASA	1.535%	5/25/27	10,000	9,194
[6]	Equitable Financial Life Global Funding	1.100%	11/12/24	19,200	18,213
[4]	First Republic Bank	2.500%	6/6/22	15,420	15,433
[4]	First Republic Bank	1.912%	2/12/24	13,330	13,217
[6]	Five Corners Funding Trust	4.419%	11/15/23	15,000	15,340
	Franklin Resources Inc.	1.600%	10/30/30	5,000	4,330
[6]	GA Global Funding Trust	1.000%	4/8/24	5,000	4,787
[6]	GA Global Funding Trust	1.625%	1/15/26	5,600	5,227
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	299
	Goldman Sachs Group Inc.	3.200%	2/23/23	10,000	10,088
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	30,600	30,630
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	4,750	4,756
[4]	Goldman Sachs Group Inc.	0.627%	11/17/23	16,250	16,054
	Goldman Sachs Group Inc.	0.673%	3/8/24	25,000	24,509
[4,8]	Goldman Sachs Group Inc.	1.375%	5/15/24	8,000	8,936
[4]	Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,136
[4]	Goldman Sachs Group Inc.	0.657%	9/10/24	45,375	43,909
	Goldman Sachs Group Inc.	0.925%	10/21/24	10,650	10,323
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,732
	Goldman Sachs Group Inc.	1.757%	1/24/25	26,935	26,266

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	8,694
[4,8]	Goldman Sachs Group Inc.	2.875%	6/3/26	4,650	5,413
	Goldman Sachs Group Inc.	1.542%	9/10/27	15,000	13,747
	Goldman Sachs Group Inc.	1.992%	1/27/32	8,820	7,639
	Goldman Sachs Group Inc.	2.615%	4/22/32	6,600	5,999
	Goldman Sachs Group Inc.	2.650%	10/21/32	5,600	5,086
	HSBC Holdings plc	3.600%	5/25/23	4,085	4,133
[4]	HSBC Holdings plc	3.033%	11/22/23	13,015	13,063
[4]	HSBC Holdings plc	3.950%	5/18/24	13,280	13,412
	HSBC Holdings plc	1.162%	11/22/24	10,600	10,241
[4]	HSBC Holdings plc	3.803%	3/11/25	1,605	1,614
	HSBC Holdings plc	0.976%	5/24/25	24,000	22,767
[4]	HSBC Holdings plc	2.633%	11/7/25	26,491	25,853
	HSBC Holdings plc	4.300%	3/8/26	4,840	4,971
	HSBC Holdings plc	2.999%	3/10/26	9,200	9,022
[4]	HSBC Holdings plc	1.645%	4/18/26	10,440	9,842
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,692
[4]	HSBC Holdings plc	2.099%	6/4/26	25,000	23,768
[4]	HSBC Holdings plc	4.292%	9/12/26	10,050	10,191
	HSBC Holdings plc	1.589%	5/24/27	13,330	12,193
	HSBC Holdings plc	2.251%	11/22/27	6,200	5,776
[4]	HSBC Holdings plc	4.041%	3/13/28	28,181	28,295
[4]	HSBC Holdings plc	2.013%	9/22/28	25,000	22,691
[4]	HSBC Holdings plc	4.583%	6/19/29	18,855	19,451
	HSBC Holdings plc	2.206%	8/17/29	10,000	9,008
	HSBC Holdings plc	4.950%	3/31/30	10,000	10,699
[4]	HSBC Holdings plc	2.357%	8/18/31	7,440	6,608
	HSBC Holdings plc	2.804%	5/24/32	10,000	9,104
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,642
[4]	Huntington National Bank	3.550%	10/6/23	27,770	28,093
	ING Groep NV	4.100%	10/2/23	7,850	7,981
	Invesco Finance plc	3.125%	11/30/22	5,203	5,247
	Invesco Finance plc	4.000%	1/30/24	12,165	12,384
	Invesco Finance plc	3.750%	1/15/26	1,897	1,935
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	19,920	19,924
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,130
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,088
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	60,810	61,428
	JPMorgan Chase & Co.	3.625%	5/13/24	5,500	5,612
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	30,000	29,597
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	15,235	15,479
	JPMorgan Chase & Co.	3.125%	1/23/25	14,156	14,236
	JPMorgan Chase & Co.	0.563%	2/16/25	10,125	9,692
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	54,505	54,723
	JPMorgan Chase & Co.	0.824%	6/1/25	20,020	19,108
	JPMorgan Chase & Co.	0.969%	6/23/25	8,500	8,118
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	15,011
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	12,250	11,969
	JPMorgan Chase & Co.	1.561%	12/10/25	11,000	10,529
[4,8]	JPMorgan Chase & Co.	3.000%	2/19/26	6,870	8,084
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	4,650	4,488
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	39,500	38,073
	JPMorgan Chase & Co.	3.200%	6/15/26	11,430	11,481
	JPMorgan Chase & Co.	1.045%	11/19/26	20,000	18,490
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	8,473

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.040%	2/4/27	25,000	22,897
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	9,315
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	11,094
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,960
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,572
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	21,840	21,905
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,563
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	16,335	16,678
	JPMorgan Chase & Co.	2.069%	6/1/29	12,500	11,491
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	39,161
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,632
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	18,924
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	13,691
	JPMorgan Chase & Co.	1.764%	11/19/31	5,000	4,325
	JPMorgan Chase & Co.	2.580%	4/22/32	10,000	9,171
	Lloyds Banking Group plc	4.050%	8/16/23	15,000	15,264
	Lloyds Banking Group plc	3.900%	3/12/24	5,000	5,078
[6]	LSEGA Financing plc	0.650%	4/6/24	5,000	4,764
[6]	LSEGA Financing plc	1.375%	4/6/26	14,145	13,024
[6]	Macquarie Group Ltd.	1.340%	1/12/27	9,270	8,432
[6]	Macquarie Group Ltd.	1.629%	9/23/27	4,865	4,387
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,682
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	11,420	11,591
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	10,265
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	5,800	6,135
[6]	MassMutual Global Funding II	2.750%	6/22/24	14,920	14,868
[6]	MassMutual Global Funding II	2.950%	1/11/25	2,500	2,500
	Mastercard Inc.	2.000%	3/3/25	14,133	13,906
	Mastercard Inc.	2.950%	11/21/26	22,315	22,466
	Mastercard Inc.	2.950%	6/1/29	11,000	10,980
	Mastercard Inc.	2.000%	11/18/31	5,850	5,347
[4]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	616
	MetLife Inc.	4.550%	3/23/30	13,076	14,273
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	14,290	14,347
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,599	11,645
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	15,482	15,721
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,023
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,542
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,640	14,548
[4]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	33,375	32,328
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	4,847	4,692
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	45,530	46,309
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,555	10,823
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	20,165	19,137
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	13,300	12,543
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,755
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	1,163	1,176
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	9,926
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	10,573
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,623
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,768
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	15,000	13,417
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	6,328
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	10,000	9,317
[6]	Mizuho Bank Ltd.	3.750%	4/16/24	7,360	7,473

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Mizuho Bank Ltd.	3.600%	9/25/24	6,300	6,392
[4]	Mizuho Financial Group Inc.	1.241%	7/10/24	17,100	16,744
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	4,900
[6]	Mizuho Financial Group Inc.	3.477%	4/12/26	12,178	12,142
	Mizuho Financial Group Inc.	1.234%	5/22/27	6,167	5,605
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,351
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,250	2,283
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,197
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,774
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,441
	Mizuho Financial Group Inc.	2.260%	7/9/32	8,000	7,062
	Morgan Stanley	2.750%	5/19/22	9,805	9,823
[4]	Morgan Stanley	3.750%	2/25/23	10,735	10,903
[4]	Morgan Stanley	0.529%	1/25/24	21,430	21,084
	Morgan Stanley	0.731%	4/5/24	21,355	20,918
[4]	Morgan Stanley	3.875%	4/29/24	17,649	18,008
[4,8]	Morgan Stanley	0.637%	7/26/24	8,000	8,877
[4]	Morgan Stanley	3.700%	10/23/24	10,687	10,878
	Morgan Stanley	0.790%	5/30/25	21,800	20,715
[4]	Morgan Stanley	2.720%	7/22/25	8,670	8,578
[4]	Morgan Stanley	4.000%	7/23/25	6,355	6,512
[4]	Morgan Stanley	0.864%	10/21/25	5,200	4,905
	Morgan Stanley	3.625%	1/20/27	3,625	3,660
	Morgan Stanley	1.593%	5/4/27	3,575	3,323
[4]	Morgan Stanley	1.512%	7/20/27	15,900	14,653
	Morgan Stanley	2.475%	1/21/28	11,900	11,348
[4]	Morgan Stanley	3.622%	4/1/31	10,000	9,971
[4]	Morgan Stanley	1.928%	4/28/32	1,285	1,111
[4]	Morgan Stanley	2.239%	7/21/32	21,500	19,063
	Morgan Stanley	2.943%	1/21/33	4,000	3,748
[4,8]	National Australia Bank Ltd.	0.250%	5/20/24	5,825	6,380
[6]	Nationwide Building Society	1.000%	8/28/25	10,580	9,773
[6]	New York Life Global Funding	1.100%	5/5/23	1,100	1,086
[6]	New York Life Global Funding	1.850%	8/1/31	5,000	4,379
[6]	NongHyup Bank	1.250%	7/28/26	20,000	18,554
[6]	Nuveen Finance LLC	4.125%	11/1/24	20,000	20,392
[4]	PNC Bank NA	2.950%	2/23/25	12,514	12,533
[4]	PNC Bank NA	3.250%	6/1/25	27	27
[4]	PNC Bank NA	3.100%	10/25/27	17,317	17,351
[4]	PNC Bank NA	3.250%	1/22/28	6,245	6,236
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,344
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,930	8,052
	PNC Financial Services Group Inc.	2.600%	7/23/26	2,820	2,779
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	4,011
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	11,578
	PNC Financial Services Group Inc.	2.550%	1/22/30	5,000	4,772
	Progressive Corp.	2.500%	3/15/27	6,700	6,560
	Progressive Corp.	3.200%	3/26/30	8,620	8,557
	Progressive Corp.	3.000%	3/15/32	3,300	3,210
[4]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,250
	Prudential plc	3.125%	4/14/30	3,500	3,390
[4]	Royal Bank of Canada	3.700%	10/5/23	7,665	7,800
[4]	Royal Bank of Canada	2.550%	7/16/24	13,603	13,536
[8]	Royal Bank of Canada	0.125%	7/23/24	7,800	8,506
[4]	Royal Bank of Canada	0.750%	10/7/24	22,907	21,734

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Royal Bank of Canada	2.250%	11/1/24	21,306	21,014
[4]	Royal Bank of Canada	1.150%	6/10/25	10,000	9,432
	Royal Bank of Canada	1.200%	4/27/26	17,540	16,255
[4]	Royal Bank of Canada	1.150%	7/14/26	18,870	17,319
[4]	Royal Bank of Canada	1.400%	11/2/26	6,500	6,002
[4]	Royal Bank of Canada	2.050%	1/21/27	1,400	1,329
	State Street Corp.	3.550%	8/18/25	2,630	2,677
[4]	State Street Corp.	2.354%	11/1/25	1,400	1,380
	State Street Corp.	2.400%	1/24/30	6,970	6,597
	State Street Corp.	3.152%	3/30/31	11,280	11,111
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,022	16,118
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	3,970	4,006
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	11,590	11,744
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	44,049	43,635
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	11,660	11,343
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	23,595	22,180
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	14,520
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	13,190
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	10,290
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	3,500	3,504
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	990
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	4,015
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	17,400	15,598
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	2,948
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	13,030
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	11,313
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,000	8,949
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	13,900	12,325
[6]	Svenska Handelsbanken AB	0.625%	6/30/23	7,000	6,850
[4,8]	Svenska Handelsbanken AB	0.125%	6/18/24	5,825	6,370
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	4,988
[6]	Swedbank AB	0.600%	9/25/23	14,050	13,635
[4]	Toronto-Dominion Bank	0.750%	6/12/23	22,423	22,009
	Toronto-Dominion Bank	0.550%	3/4/24	16,780	16,127
[4]	Toronto-Dominion Bank	2.350%	3/8/24	50,562	50,263
[4]	Toronto-Dominion Bank	2.650%	6/12/24	3,434	3,431
[4]	Toronto-Dominion Bank	1.150%	6/12/25	43,550	41,043
[4]	Toronto-Dominion Bank	0.750%	9/11/25	16,000	14,768
[4]	Toronto-Dominion Bank	1.250%	9/10/26	12,880	11,861
[4]	Toronto-Dominion Bank	2.800%	3/10/27	27,500	27,061
[4]	Toronto-Dominion Bank	2.000%	9/10/31	15,000	13,374
[4]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,255
[4]	Toronto-Dominion Bank	3.200%	3/10/32	37,600	37,027
[4]	Truist Bank	3.200%	4/1/24	10,982	11,108
[4]	Truist Bank	2.150%	12/6/24	47,125	46,373
[4]	Truist Bank	1.500%	3/10/25	7,500	7,210
[4]	Truist Bank	4.050%	11/3/25	34,710	35,837
[4]	Truist Bank	2.250%	3/11/30	5,950	5,443
[4]	Truist Financial Corp.	3.750%	12/6/23	15,600	15,901
[4]	Truist Financial Corp.	2.500%	8/1/24	56,382	56,014
[4]	Truist Financial Corp.	1.200%	8/5/25	8,030	7,564
[4]	Truist Financial Corp.	1.267%	3/2/27	6,620	6,147
[6]	UBS AG	0.375%	6/1/23	8,000	7,822
[6]	UBS AG	0.450%	2/9/24	15,000	14,360
[6]	UBS Group AG	3.491%	5/23/23	3,535	3,540

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	UBS Group AG	2.859%	8/15/23	26,640	26,681
[6]	UBS Group AG	1.008%	7/30/24	6,665	6,487
[6]	UBS Group AG	4.125%	9/24/25	7,590	7,731
[6]	UBS Group AG	4.125%	4/15/26	1,500	1,529
[4,8]	US Bancorp	0.850%	6/7/24	15,108	16,706
	US Bancorp	1.450%	5/12/25	31,180	29,849
[4]	US Bancorp	3.950%	11/17/25	9,450	9,774
[4]	US Bancorp	3.150%	4/27/27	8,000	8,059
[4]	US Bancorp	3.000%	7/30/29	3,000	2,939
[4]	US Bancorp	1.375%	7/22/30	10,000	8,663
[4]	US Bank NA	2.050%	1/21/25	13,010	12,728
[4]	US Bank NA	2.800%	1/27/25	3,900	3,892
[6]	USAA Capital Corp.	1.500%	5/1/23	1,580	1,566
[6]	USAA Capital Corp.	2.125%	5/1/30	2,400	2,216
	Visa Inc.	3.150%	12/14/25	49,590	50,161
[4]	Wells Fargo & Co.	3.750%	1/24/24	18,285	18,624
[4,8]	Wells Fargo & Co.	0.500%	4/26/24	15,280	16,774
[4]	Wells Fargo & Co.	1.654%	6/2/24	5,000	4,940
[4]	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,037
[4]	Wells Fargo & Co.	3.000%	2/19/25	15,170	15,172
[4]	Wells Fargo & Co.	0.805%	5/19/25	9,255	8,840
[4]	Wells Fargo & Co.	2.406%	10/30/25	14,968	14,668
[4]	Wells Fargo & Co.	2.164%	2/11/26	7,000	6,774
	Wells Fargo & Co.	3.000%	4/22/26	20,000	19,825
[4]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,655
	Wells Fargo & Co.	3.000%	10/23/26	16,620	16,395
[4]	Wells Fargo & Co.	3.196%	6/17/27	7,100	7,015
[4]	Wells Fargo & Co.	3.526%	3/24/28	12,000	11,984
[4]	Wells Fargo & Co.	3.584%	5/22/28	10,500	10,497
[4]	Wells Fargo & Co.	2.393%	6/2/28	9,270	8,772
[4]	Wells Fargo & Co.	4.150%	1/24/29	8,575	8,900
[4]	Wells Fargo & Co.	2.879%	10/30/30	700	666
[4]	Wells Fargo & Co.	2.572%	2/11/31	5,000	4,646
[4,8]	Westpac Banking Corp.	0.750%	10/17/23	13,825	15,391
	Westpac Banking Corp.	2.350%	2/19/25	2,973	2,921
[6]	Westpac Banking Corp.	1.552%	9/30/26	15,440	14,643
	Westpac Banking Corp.	3.350%	3/8/27	1,170	1,181
	Westpac Banking Corp.	1.953%	11/20/28	11,300	10,407
					5,094,080
Health Care (1.4%)
[8]	Abbott Ireland Financing DAC	0.875%	9/27/23	8,000	8,924
	Abbott Laboratories	2.950%	3/15/25	9,405	9,471
[4]	Ascension Health	2.532%	11/15/29	2,500	2,408
	Bristol-Myers Squibb Co.	2.750%	2/15/23	24,000	24,202
	Bristol-Myers Squibb Co.	3.200%	6/15/26	17,455	17,717
	Bristol-Myers Squibb Co.	3.900%	2/20/28	12,289	12,833
	Bristol-Myers Squibb Co.	3.400%	7/26/29	14,690	14,946
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,160	11,496
	Bristol-Myers Squibb Co.	2.950%	3/15/32	21,000	20,581
[4]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,820
	Eli Lilly & Co.	3.375%	3/15/29	8,803	9,063
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,500	15,151
	GlaxoSmithKline Capital plc	3.000%	6/1/24	16,534	16,667
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	13,015

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Health Care Service Corp. A Mutual Legal Reserve Co.	2.200%	6/1/30	8,000	7,287
	Johnson & Johnson	2.950%	3/3/27	385	389
	Johnson & Johnson	2.900%	1/15/28	12,444	12,486
	Medtronic Inc.	3.500%	3/15/25	25,799	26,342
	Merck & Co. Inc.	1.700%	6/10/27	9,210	8,726
	Merck & Co. Inc.	1.900%	12/10/28	4,035	3,801
	Merck & Co. Inc.	3.400%	3/7/29	27,015	27,667
	Merck & Co. Inc.	2.150%	12/10/31	10,830	10,035
[4]	Mercy Health	4.302%	7/1/28	7,000	7,303
	Novartis Capital Corp.	2.000%	2/14/27	13,000	12,527
	Novartis Capital Corp.	2.200%	8/14/30	27,712	26,034
	Pfizer Inc.	3.450%	3/15/29	13,000	13,385
	Pfizer Inc.	2.625%	4/1/30	8,500	8,256
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	275
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,732
[6]	Roche Holdings Inc.	2.625%	5/15/26	1,000	986
[6]	Roche Holdings Inc.	1.930%	12/13/28	22,500	20,913
[4]	SSM Health Care Corp.	3.688%	6/1/23	13,150	13,272
	UnitedHealth Group Inc.	3.500%	2/15/24	3,650	3,715
	UnitedHealth Group Inc.	0.550%	5/15/24	14,400	13,807
	UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,414
	UnitedHealth Group Inc.	3.850%	6/15/28	8,630	8,994
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,754
	UnitedHealth Group Inc.	2.875%	8/15/29	1,101	1,086
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	10,795
					436,275
Industrials (1.2%)
	3M Co.	2.000%	2/14/25	28,325	27,714
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,265	1,290
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,423	12,637
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,575	3,657
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	7,645
[4]	Caterpillar Financial Services Corp.	0.800%	11/13/25	10,030	9,322
[4]	CSX Transportation Inc.	6.251%	1/15/23	92	94
	Cummins Inc.	1.500%	9/1/30	25,000	21,656
	Emerson Electric Co.	1.800%	10/15/27	879	824
	Emerson Electric Co.	2.000%	12/21/28	17,890	16,675
	General Dynamics Corp.	3.250%	4/1/25	22,061	22,307
	General Dynamics Corp.	3.500%	5/15/25	3,754	3,822
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,538
	General Dynamics Corp.	3.500%	4/1/27	16,745	17,074
	General Dynamics Corp.	2.625%	11/15/27	31,170	30,454
	General Dynamics Corp.	3.750%	5/15/28	5,580	5,739
	General Dynamics Corp.	3.625%	4/1/30	4,100	4,230
	General Dynamics Corp.	2.250%	6/1/31	5,000	4,688
	Honeywell International Inc.	1.100%	3/1/27	21,075	19,423
	Illinois Tool Works Inc.	2.650%	11/15/26	7,640	7,556
[4]	John Deere Capital Corp.	2.650%	6/24/24	4,600	4,609
[4]	John Deere Capital Corp.	1.050%	6/17/26	37,500	34,786
[4]	John Deere Capital Corp.	2.250%	9/14/26	3,790	3,684
[4]	John Deere Capital Corp.	2.350%	3/8/27	13,070	12,713
[4]	John Deere Capital Corp.	2.000%	6/17/31	25,000	22,954
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,355
	Precision Castparts Corp.	2.500%	1/15/23	10,440	10,483

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,626
[6]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	58,305	54,132
	United Parcel Service Inc.	3.400%	3/15/29	5,000	5,113
					381,800
Materials (0.3%)
[6]	Air Liquide Finance SA	2.250%	9/27/23	25,555	25,471
[6]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	46,348
	Linde Inc.	1.100%	8/10/30	12,430	10,689
[6]	SABIC Capital II BV	4.000%	10/10/23	17,612	17,949
					100,457
Real Estate (0.8%)
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,961
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,227
	AvalonBay Communities Inc.	1.900%	12/1/28	11,700	10,669
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,654
	Camden Property Trust	4.875%	6/15/23	5,935	6,036
	Camden Property Trust	4.250%	1/15/24	16,018	16,285
	Camden Property Trust	3.500%	9/15/24	435	436
	ERP Operating LP	2.850%	11/1/26	3,000	2,950
	ERP Operating LP	4.150%	12/1/28	11,480	11,897
	ERP Operating LP	3.000%	7/1/29	8,120	7,971
	ERP Operating LP	2.500%	2/15/30	1,500	1,421
	ERP Operating LP	1.850%	8/1/31	4,750	4,220
	Prologis LP	2.125%	4/15/27	3,600	3,413
	Prologis LP	1.250%	10/15/30	10,000	8,517
	Public Storage	1.850%	5/1/28	5,710	5,275
	Public Storage	1.950%	11/9/28	3,500	3,233
	Public Storage	3.385%	5/1/29	11,800	11,954
	Public Storage	2.300%	5/1/31	9,170	8,474
[7]	Public Storage, SOFR + 0.470%	0.569%	4/23/24	14,690	14,670
	Realty Income Corp.	3.875%	4/15/25	18,632	18,966
	Realty Income Corp.	0.750%	3/15/26	4,710	4,251
	Realty Income Corp.	4.125%	10/15/26	16,355	16,886
[4,9]	Realty Income Corp.	1.875%	1/14/27	2,307	2,908
[9]	Realty Income Corp.	1.125%	7/13/27	4,500	5,437
	Simon Property Group LP	3.500%	9/1/25	7,754	7,827
	Simon Property Group LP	3.300%	1/15/26	12,080	12,162
	Simon Property Group LP	1.375%	1/15/27	5,000	4,607
	Simon Property Group LP	3.375%	6/15/27	10,780	10,799
	Simon Property Group LP	3.375%	12/1/27	6,775	6,742
	Simon Property Group LP	1.750%	2/1/28	5,000	4,556
	Simon Property Group LP	2.450%	9/13/29	3,300	3,079
	Simon Property Group LP	2.650%	7/15/30	11,500	10,844
					236,327
Technology (1.7%)
	Adobe Inc.	2.150%	2/1/27	46,105	44,783
	Analog Devices Inc.	1.700%	10/1/28	9,350	8,591
	Analog Devices Inc.	2.100%	10/1/31	14,030	12,921
	Apple Inc.	2.750%	1/13/25	3,510	3,518
	Apple Inc.	3.250%	2/23/26	11,092	11,305
	Apple Inc.	2.450%	8/4/26	7,245	7,163
	Apple Inc.	2.050%	9/11/26	5,920	5,747
	Apple Inc.	3.350%	2/9/27	13,158	13,439
	Apple Inc.	2.900%	9/12/27	11,255	11,278

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.000%	11/13/27	5,280	5,316
	Apple Inc.	1.200%	2/8/28	46,570	42,316
	Apple Inc.	1.250%	8/20/30	1,710	1,493
	Apple Inc.	1.650%	2/8/31	7,290	6,556
	Automatic Data Processing Inc.	1.700%	5/15/28	23,390	21,749
	Automatic Data Processing Inc.	1.250%	9/1/30	8,000	6,956
	Intel Corp.	3.400%	3/25/25	27,000	27,404
	Intel Corp.	3.750%	3/25/27	4,660	4,826
	Intel Corp.	1.600%	8/12/28	19,100	17,470
	Intel Corp.	2.450%	11/15/29	14,155	13,507
	Intel Corp.	2.000%	8/12/31	15,700	14,253
	International Business Machines Corp.	3.000%	5/15/24	3,122	3,144
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,540
	International Business Machines Corp.	3.300%	5/15/26	46,875	47,370
	NVIDIA Corp.	1.550%	6/15/28	30,000	27,560
	QUALCOMM Inc.	3.250%	5/20/27	10,570	10,721
	QUALCOMM Inc.	1.300%	5/20/28	25,188	22,765
	QUALCOMM Inc.	1.650%	5/20/32	21,117	18,380
[6]	S&P Global Inc.	2.700%	3/1/29	48,460	46,965
	S&P Global Inc.	2.500%	12/1/29	10,680	10,151
[6]	S&P Global Inc.	2.900%	3/1/32	12,820	12,426
	Salesforce Inc.	1.500%	7/15/28	14,138	12,991
	Salesforce Inc.	1.950%	7/15/31	7,425	6,782
	Texas Instruments Inc.	2.250%	9/4/29	10,000	9,533
	Texas Instruments Inc.	1.750%	5/4/30	9,245	8,438
	Texas Instruments Inc.	1.900%	9/15/31	14,000	12,729
					533,086
Utilities (1.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	8,053
	Ameren Illinois Co.	1.550%	11/15/30	8,575	7,483
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,165	11,158
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	8,130
	Commonwealth Edison Co.	2.550%	6/15/26	2,480	2,433
[4]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,963
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	21,664
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	9,142
	DTE Electric Co.	3.650%	3/15/24	8,453	8,598
	DTE Electric Co.	3.375%	3/1/25	520	524
[4]	DTE Electric Co.	1.900%	4/1/28	4,400	4,097
	DTE Electric Co.	2.250%	3/1/30	6,000	5,602
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	6,251
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	7,045
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,735	2,584
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,145	5,806
[4]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	7,820	7,413
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	17,760
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	11,051
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	16,123
	Duke Energy Florida LLC	2.400%	12/15/31	5,000	4,618
	Duke Energy Progress LLC	3.375%	9/1/23	2,500	2,530
	Duke Energy Progress LLC	3.250%	8/15/25	8,126	8,194
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	12,376
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,533
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	11,217
	Entergy Arkansas LLC	3.700%	6/1/24	6,213	6,342

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	10,422
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	8,675	9,142
	Entergy Louisiana LLC	4.050%	9/1/23	1,075	1,093
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,386
	Entergy Louisiana LLC	3.120%	9/1/27	11,909	11,754
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	3,852
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	13,102
	Florida Power & Light Co.	2.850%	4/1/25	28,543	28,570
[6]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	14,399
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,170
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,375	3,396
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	4,350	4,371
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	11,255	11,136
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,664
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	11,221
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	10,216
[4]	Nevada Power Co.	2.400%	5/1/30	8,360	7,850
	NSTAR Electric Co.	2.375%	10/15/22	4,490	4,501
[4]	Ohio Power Co.	1.625%	1/15/31	4,975	4,262
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	20,000	19,978
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,350	6,344
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	23,000	21,119
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	8,783
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	2,750	2,650
[6]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	10,000	9,637
	PacifiCorp	3.600%	4/1/24	7,640	7,748
	PacifiCorp	3.500%	6/15/29	27,904	28,255
	Potomac Electric Power Co.	3.600%	3/15/24	4,925	4,993
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	8,348
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	4,823
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,395
[4]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	2,023
[4]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	2,771
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	7,127
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	14,899
	Union Electric Co.	2.950%	6/15/27	1,177	1,164
	Union Electric Co.	2.950%	3/15/30	15,000	14,726
[4]	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,524
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,747
[4]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	6,212
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,708
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,890
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,351
					579,412
Total Corporate Bonds (Cost $8,959,394)					8,607,476
Sovereign Bonds (2.7%)
[4]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,803
[4,6]	Banco del Estado de Chile	2.704%	1/9/25	9,000	8,947

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Bermuda	4.138%	1/3/23	2,700	2,729
[4]	Bermuda	4.138%	1/3/23	1,970	1,996
[4,6]	Bermuda	4.854%	2/6/24	3,206	3,311
[4]	Bermuda	4.854%	2/6/24	14,032	14,511
[4]	Bermuda	3.717%	1/25/27	8,089	8,209
[4]	Bermuda	4.750%	2/15/29	3,810	4,109
[4,6]	Bermuda	2.375%	8/20/30	5,000	4,587
[4,6]	CDP Financial Inc.	3.150%	7/24/24	1,519	1,539
[4]	CDP Financial Inc.	3.150%	7/24/24	20,000	20,273
[4,6]	CDP Financial Inc.	0.875%	6/10/25	40,000	37,800
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,320
	Corp. Andina de Fomento	1.250%	10/26/24	36,000	34,469
[4,6,10]	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,135
[4,10]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,495
[4,6,11]	Dexia Credit Local SA	2.375%	9/20/22	16,910	16,998
[4,6,11]	Dexia Credit Local SA	3.250%	9/26/23	70,000	70,891
	Equinor ASA	2.450%	1/17/23	1,904	1,912
	Equinor ASA	3.700%	3/1/24	7,000	7,139
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,008
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	17,911
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	10,102
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,981
[4]	Hydro-Quebec	8.050%	7/7/24	470	522
[4]	IDB Trust Services Ltd.	2.393%	4/12/22	25,624	25,632
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,156
[4,10]	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	19,985
	Korea Development Bank	3.375%	3/12/23	30,000	30,275
	Korea Development Bank	2.125%	10/1/24	33,000	32,597
	Korea Development Bank	2.000%	2/24/25	20,000	19,537
[4]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	17,298
[4,6]	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	32,603
[4]	KSA Sukuk Ltd.	3.628%	4/20/27	13,168	13,641
[4]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	513
[4,6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,756
[4,6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	25,495
[4,6]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	22,162
	Province of Manitoba	2.100%	9/6/22	2,100	2,108
[4]	Province of Quebec	7.500%	7/15/23	2,065	2,202
[4]	Province of Quebec	7.125%	2/9/24	2,674	2,896
[4,6]	Qatar Energy	1.375%	9/12/26	27,202	25,366
[4]	Republic of Chile	2.750%	1/31/27	2,632	2,578
[4]	Republic of Chile	3.240%	2/6/28	19,186	19,183
[4]	Republic of Chile	2.450%	1/31/31	21,671	20,285
[4]	Republic of Slovenia	5.500%	10/26/22	3,385	3,446
[4,6]	Saudi Arabian Oil Co.	1.250%	11/24/23	11,000	10,763
[4]	Saudi Arabian Oil Co.	2.250%	11/24/30	12,863	11,770
[4]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	888	909
[4]	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	288	296
[4]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	304	304
[4,6]	Slovak Republic	4.375%	5/21/22	2,500	2,509
[4]	Slovak Republic	4.375%	5/21/22	706	708

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	804
[4]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	12,340	12,339
[4]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	7,920	7,979
	State of Israel	2.750%	7/3/30	11,864	11,746
[4]	State of Qatar	3.875%	4/23/23	2,501	2,545
[4]	State of Qatar	3.400%	4/16/25	9,195	9,379
[4]	State of Qatar	3.250%	6/2/26	3,600	3,665
[4,6]	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	1,999
[4,6]	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	20,736
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	9,500	9,849
[4]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	4,291
[4,6]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	111,669
Total Sovereign Bonds (Cost $887,993)					860,671
Taxable Municipal Bonds (0.9%)
	California GO	2.650%	4/1/26	50,000	49,766
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,436
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	69,908
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	50,205
	New York City NY GO	3.750%	6/1/28	1,020	1,039
	New York City NY GO	2.330%	10/1/29	5,000	4,699
	Texas Public Finance Authority GO	2.531%	10/1/23	480	483
	University of California Revenue	3.063%	7/1/25	3,430	3,447
	University of California Revenue	1.316%	5/15/27	25,000	22,949
	University of California Revenue	3.349%	7/1/29	48,635	48,978
	University of California Revenue	1.614%	5/15/30	34,665	30,581
[12]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,410	2,583
Total Taxable Municipal Bonds (Cost $308,835)					286,074
				Shares
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[13]	Vanguard Market Liquidity Fund (Cost $897,701)	0.312%		8,978,481	897,758
Total Investments (101.6%) (Cost $33,188,311)					31,893,701

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
[4,5]	Ginnie Mae II Pool (Proceeds $22,329)	2.000%	4/15/52–5/15/52	(23,000)	(21,825)
Other Assets and Liabilities—Net (-1.5%)					(456,987)
Net Assets (100%)					31,414,889
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $8,366,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $12,182,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $2,420,903,000, representing 7.7% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Guaranteed by the Government of Japan.
11	Guaranteed by multiple countries.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	11,010	1,262,709	(7,080)
10-Year U.S. Treasury Note	June 2022	984	120,909	369
Ultra 10-Year U.S. Treasury Note	June 2022	383	51,885	12
				(6,699)

Institutional Intermediate-Term Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(3,571)	(756,773)	1,672
Euro-Bobl	June 2022	(390)	(55,595)	1,598
Euro-Schatz	June 2022	(850)	(104,125)	937
Long Gilt	June 2022	(31)	(4,937)	78
Long U.S. Treasury Bond	June 2022	(816)	(122,451)	(1,388)
Ultra Long U.S. Treasury Bond	June 2022	(486)	(86,083)	285
				3,182
				(3,517)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	4/19/22	EUR	1,625	USD	1,815	—	(16)
JPMorgan Chase Bank, N.A.	4/19/22	EUR	1,352	USD	1,484	12	—
Morgan Stanley Capital Services LLC	4/19/22	USD	205,894	EUR	187,644	—	(1,776)
Morgan Stanley Capital Services LLC	4/19/22	USD	8,821	GBP	6,765	—	(65)
State Street Bank & Trust Co.	4/19/22	USD	1,313	GBP	1,005	—	(8)
						12	(1,865)
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
America Movil SAB de CV/A3	6/20/23	BARC	6,200	1.000	61	(27)	88	—
Republic of Chile/A1	6/20/27	CITNA	47,690	1.000	714	488	226	—

Institutional Intermediate-Term Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Republic of Chile/A1	6/20/27	JPMC	43,940	1.000	659	597	62	—
Republic of Chile/A1	6/20/27	MSCS	22,590	1.000	338	273	65	—
					1,772	1,331	441	—
Credit Protection Purchased
State of Qatar	6/20/22	BANA	4,080	(1.000)	(9)	2	—	(11)
State of Qatar	6/20/22	CITNA	7,920	(1.000)	(18)	4	—	(22)
					(27)	6	—	(33)
					1,745	1,337	441	(33)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $595,000 and cash of $570,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,290,610)	30,995,943
Affiliated Issuers (Cost $897,701)	897,758
Total Investments in Securities	31,893,701
Investment in Vanguard	1,083
Cash	4,804
Foreign Currency, at Value (Cost $5,003)	5,003
Receivables for Investment Securities Sold	5,871,658
Receivables for Accrued Income	100,751
Swap Premiums Paid	1,364
Unrealized Appreciation—Forward Currency Contracts	12
Unrealized Appreciation—Over-the-Counter Swap Contracts	441
Total Assets	37,878,817
Liabilities
Liability for Sale Commitments, at Value (Proceeds $22,329)	21,825
Payables for Investment Securities Purchased	6,439,396
Payables to Vanguard	275
Swap Premiums Received	27
Variation Margin Payable—Futures Contracts	507
Unrealized Depreciation—Forward Currency Contracts	1,865
Unrealized Depreciation—Over-the-Counter Swap Contracts	33
Total Liabilities	6,463,928
Net Assets	31,414,889
At March 31, 2022, net assets consisted of:

Paid-in Capital	32,927,230
Total Distributable Earnings (Loss)	(1,512,341)
Net Assets	31,414,889

Net Assets
Applicable to 1,408,184,669 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,414,889
Net Asset Value Per Share	$22.31
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Interest[1]	204,789
Total Income	204,789
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,174
Management and Administrative	1,532
Marketing and Distribution	391
Custodian Fees	100
Shareholders’ Reports	8
Trustees’ Fees and Expenses	8
Other Expenses	8
Total Expenses	3,221
Net Investment Income	201,568
Realized Net Gain (Loss)
Investment Securities Sold[1]	(145,972)
Futures Contracts	(56,045)
Swap Contracts	5,526
Forward Currency Contracts	17,902
Foreign Currencies	(67)
Realized Net Gain (Loss)	(178,656)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,579,374)
Futures Contracts	1,770
Swap Contracts	(1,018)
Forward Currency Contracts	(6,359)
Foreign Currencies	35
Change in Unrealized Appreciation (Depreciation)	(1,584,946)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,562,034)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,067,000, ($508,000), $42,000, and $53,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	201,568	412,315
Realized Net Gain (Loss)	(178,656)	258,364
Change in Unrealized Appreciation (Depreciation)	(1,584,946)	(708,576)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,562,034)	(37,897)
Distributions
Total Distributions	(442,202)	(713,612)
Capital Share Transactions
Issued	1,284,876	6,187,058
Issued in Lieu of Cash Distributions	442,202	713,612
Redeemed	(1,345,191)	(3,161,073)
Net Increase (Decrease) from Capital Share Transactions	381,887	3,739,597
Total Increase (Decrease)	(1,622,349)	2,988,088
Net Assets
Beginning of Period	33,037,238	30,049,150
End of Period	31,414,889	33,037,238
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.75	$24.31	$23.43	$22.39	$23.12	$23.79
Investment Operations
Net Investment Income[1]	.145	.304	.517	.656	.561	.462
Net Realized and Unrealized Gain (Loss) on Investments	(1.265)	(.334)	.880	1.034	(.736)	(.470)
Total from Investment Operations	(1.120)	(.030)	1.397	1.690	(.175)	(.008)
Distributions
Dividends from Net Investment Income	(.149)	(.304)	(.517)	(.650)	(.555)	(.454)
Distributions from Realized Capital Gains	(.171)	(.226)	—	—	—	(.208)
Total Distributions	(.320)	(.530)	(.517)	(.650)	(.555)	(.662)
Net Asset Value, End of Period	$22.31	$23.75	$24.31	$23.43	$22.39	$23.12
Total Return	-4.76%	-0.13%	6.02%	7.66%	-0.75%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,415	$33,037	$30,049	$21,906	$16,527	$14,106
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.27%	2.16%	2.86%	2.48%	1.99%
Portfolio Turnover Rate[2]	219%	414%	347%	323%	182%	253%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 77%, 151%, 114%, 46%, 67%, and 111%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing

Institutional Intermediate-Term Bond Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 4% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Institutional Intermediate-Term Bond Fund
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a

Institutional Intermediate-Term Bond Fund
payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2022, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at March 31, 2022.
6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2022, counterparties had deposited in segregated accounts securities with a value of $18,661,000 and cash of $21,965,000 in connection with TBA transactions.
7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated

Institutional Intermediate-Term Bond Fund
by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Institutional Intermediate-Term Bond Fund
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,083,000, representing less than 0.01% of the fund’s net assets and 0.43% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,861,604	—	17,861,604
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,380,118	—	3,380,118
Corporate Bonds	—	8,607,476	—	8,607,476
Sovereign Bonds	—	860,671	—	860,671
Taxable Municipal Bonds	—	286,074	—	286,074
Temporary Cash Investments	897,758	—	—	897,758

Institutional Intermediate-Term Bond Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Total	897,758	30,995,943	—	31,893,701
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	21,825	—	21,825

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,951	—	—	4,951
Forward Currency Contracts	—	12	—	12
Swap Contracts	—	441	—	441
Total	4,951	453	—	5,404
Liabilities
Futures Contracts[1]	8,468	—	—	8,468
Forward Currency Contracts	—	1,865	—	1,865
Swap Contracts	—	33	—	33
Total	8,468	1,898	—	10,366
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At March 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	1,364	1,364
Unrealized Appreciation—Futures Contracts[1]	4,951	—	—	4,951
Unrealized Appreciation—Forward Currency Contracts	—	12	—	12
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	441	441
Total Assets	4,951	12	1,805	6,768

Swap Premiums Received	—	—	27	27
Unrealized Depreciation—Futures Contracts[1]	8,468	—	—	8,468
Unrealized Depreciation—Forward Currency Contracts	—	1,865	—	1,865
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	33	33

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Total Liabilities	8,468	1,865	60	10,393
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(56,045)	—	—	(56,045)
Swap Contracts	3,940	—	1,586	5,526
Forward Currency Contracts	—	17,902	—	17,902
Realized Net Gain (Loss) on Derivatives	(52,105)	17,902	1,586	(32,617)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,770	—	—	1,770
Swap Contracts	(1,386)	—	368	(1,018)
Forward Currency Contracts	—	(6,359)	—	(6,359)
Change in Unrealized Appreciation (Depreciation) on Derivatives	384	(6,359)	368	(5,607)
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments, derivatives and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,183,487
Gross Unrealized Appreciation	96,782
Gross Unrealized Depreciation	(1,412,018)
Net Unrealized Appreciation (Depreciation)	(1,315,236)
F.	During the six months ended March 31, 2022, the fund purchased $2,460,904,000 of investment securities and sold $3,231,437,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $76,427,026,000 and $73,744,429,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2022, such purchases were $11,218,000 and sales were $117,896,000,

Institutional Intermediate-Term Bond Fund
resulting in net realized gain of $97,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	55,980	257,053
Issued in Lieu of Cash Distributions	19,038	29,715
Redeemed	(57,770)	(131,881)
Net Increase (Decrease) in Shares Outstanding	17,248	154,887
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q4722 052022

Semiannual Report  |  March 31, 2022
Vanguard Core-Plus Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended March 31, 2022
	Beginning Account Value 10/25/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Core-Plus Bond Fund
Investor Shares	$1,000.00	$943.40	$1.25
Admiral™ Shares	1,000.00	944.30	0.84
Based on Hypothetical 5% Yearly Return
Core-Plus Bond Fund
Investor Shares	$1,000.00	$1,020.22	$1.30
Admiral Shares	1,000.00	1,020.65	0.87
The calculations are based on expenses incurred in the period from inception on October 25, 2021, through March 31, 2022. The fund's annualized expense ratios for that period are 0.30% for Investor Shares and 0.20% for Admiral Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period from inception through March 31, 2022, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (157/365).
2

Core-Plus Bond Fund
Fund Allocation
As of March 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	3.6%
Corporate Bonds	34.1
Floating Rate Loan Interests	2.2
Sovereign Bonds	10.1
U.S. Government and Agency Obligations	50.0
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Core-Plus Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (52.3%)
U.S. Government Securities (31.4%)
[1,2]	United States Treasury Note/Bond	0.125%	7/31/23	27,000	26,317
	United States Treasury Note/Bond	2.250%	4/30/24	2,600	2,593
	United States Treasury Note/Bond	0.375%	9/15/24	4,500	4,275
[2]	United States Treasury Note/Bond	0.625%	10/15/24	22,000	21,000
	United States Treasury Note/Bond	0.750%	11/15/24	10,900	10,418
	United States Treasury Note/Bond	0.875%	9/30/26	20,000	18,619
	United States Treasury Note/Bond	1.250%	11/30/26	1,950	1,845
	United States Treasury Note/Bond	1.500%	1/31/27	2,500	2,389
	United States Treasury Note/Bond	1.250%	9/30/28	1,000	928
	United States Treasury Note/Bond	1.375%	10/31/28	6,000	5,608
	United States Treasury Note/Bond	1.375%	11/15/31	7,750	7,112
	United States Treasury Note/Bond	4.375%	2/15/38	3,800	4,805
	United States Treasury Note/Bond	2.000%	11/15/41	7,300	6,598
	United States Treasury Note/Bond	2.375%	2/15/42	2,000	1,928
	United States Treasury Note/Bond	2.750%	8/15/47	3,500	3,624
[3]	United States Treasury Note/Bond	3.375%	11/15/48	9,000	10,530
	United States Treasury Note/Bond	2.000%	8/15/51	2,750	2,477
					131,066
Conventional Mortgage-Backed Securities (20.9%)
[4,5]	Ginnie Mae II Pool	2.500%	4/15/52	5,000	4,847
[4,5]	Ginnie Mae II Pool	3.000%	4/15/52–5/15/52	6,000	5,923
[4,5]	Ginnie Mae II Pool	3.500%	4/15/52	5,000	5,026
[4,5]	Ginnie Mae II Pool	4.000%	4/15/52–6/15/52	6,000	6,082
[4,5]	Ginnie Mae II Pool	4.500%	5/15/52	2,250	2,315
[4,5,6]	UMBS Pool	1.500%	4/25/37–4/25/52	1,081	881
[4,5,6]	UMBS Pool	2.000%	11/1/41–5/25/52	24,033	22,623
[4,5,6]	UMBS Pool	2.500%	4/25/37–5/25/52	18,808	18,059
[4,5,6]	UMBS Pool	3.000%	4/25/37–5/25/52	8,780	8,723
[4,5,6]	UMBS Pool	3.500%	2/1/46–5/25/52	7,258	7,275
[4,5,6]	UMBS Pool	4.000%	7/1/47–6/25/52	4,419	4,484
[4,5,6]	UMBS Pool	4.500%	5/1/50–5/25/52	673	696
					86,934
Nonconventional Mortgage-Backed Securities (0.0%)
[4,6]	Freddie Mac REMICS	2.000%	1/25/52	202	186
Total U.S. Government and Agency Obligations (Cost $227,815)					218,186
Asset-Backed/Commercial Mortgage-Backed Securities (3.8%)
[4]	BANK Series 2019-BN23	2.920%	12/15/52	1,300	1,260
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,131
4

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,300	1,308
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	1,300	1,302
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	591	595
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	0.324%	8/25/23	355	1
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	0.703%	10/25/23	189	2
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	1.095%	3/25/24	116	2
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	0.703%	9/25/24	225	3
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	0.644%	11/25/25	128	3
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	0.881%	12/25/25	1,902	53
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	1.162%	1/25/26	95	4
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	1.353%	3/25/26	1,433	64
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	1.173%	7/25/26	1,850	76
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	0.920%	8/25/26	1,859	64
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	0.308%	9/25/26	167	2
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	0.072%	10/25/26	607	2
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	0.429%	8/25/27	165	3
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	0.362%	9/25/27	1,603	28
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	0.192%	10/25/31	12,999	203
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.312%	1/25/31	4,915	119
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series KG06	0.532%	10/25/31	8,999	379
[4,6,7]	FHLMC Multifamily Structured Pass-Through Certificates Series KSG2	0.122%	11/25/31	17,702	195
[4,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	2,430	2,309
[4,8]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	100	95
[4,8]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	1,916	1,815
[4,8]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	491	466
[4,8]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	1,966	1,870
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	700	707
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	1,270	1,270
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	4.729%	5/15/49	100	98
[4,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	350	320
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,705)					15,749
Corporate Bonds (35.6%)
Communications (2.6%)
	Activision Blizzard Inc.	2.500%	9/15/50	186	153
5

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	1.700%	3/25/26	283	268
	AT&T Inc.	4.350%	3/1/29	24	25
	AT&T Inc.	4.900%	8/15/37	113	123
	AT&T Inc.	6.300%	1/15/38	140	173
	AT&T Inc.	3.100%	2/1/43	73	63
	AT&T Inc.	5.150%	2/15/50	226	259
	AT&T Inc.	3.550%	9/15/55	224	197
	AT&T Inc.	3.650%	9/15/59	85	75
[8]	Cable One Inc.	4.000%	11/15/30	280	258
[8]	CCO Holdings LLC	5.000%	2/1/28	130	129
[8]	CCO Holdings LLC	4.750%	3/1/30	130	125
	Charter Communications Operating LLC	3.750%	2/15/28	226	224
	Comcast Corp.	4.150%	10/15/28	141	148
	Comcast Corp.	3.750%	4/1/40	283	284
	Comcast Corp.	3.450%	2/1/50	73	69
[8]	Comcast Corp.	2.987%	11/1/63	367	301
[8]	CSC Holdings LLC	4.625%	12/1/30	70	58
[8]	CSC Holdings LLC	3.375%	2/15/31	75	63
[8]	Directv Financing LLC	5.875%	8/15/27	275	271
	Discovery Communications LLC	3.950%	3/20/28	113	113
	Discovery Communications LLC	6.350%	6/1/40	107	123
[8]	DISH DBS Corp.	5.250%	12/1/26	110	105
	DISH DBS Corp.	5.125%	6/1/29	75	64
	Electronic Arts Inc.	2.950%	2/15/51	175	146
	Expedia Group Inc.	2.950%	3/15/31	209	194
[8]	Frontier Communications Holdings LLC	6.000%	1/15/30	130	120
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	125
[8]	Level 3 Financing Inc.	4.250%	7/1/28	170	156
[8]	Magallanes Inc.	3.428%	3/15/24	450	452
[8]	Magallanes Inc.	3.755%	3/15/27	280	280
[8]	Magallanes Inc.	4.054%	3/15/29	90	90
[8]	Magallanes Inc.	4.279%	3/15/32	410	412
[8]	Magallanes Inc.	5.050%	3/15/42	390	398
[8]	Magallanes Inc.	5.141%	3/15/52	280	287
[8]	Magallanes Inc.	5.391%	3/15/62	310	320
	Netflix Inc.	4.875%	4/15/28	530	553
[8]	News Corp.	3.875%	5/15/29	320	304
[8]	News Corp.	5.125%	2/15/32	130	131
[8]	Nexstar Media Inc.	5.625%	7/15/27	260	263
	Paramount Global	4.200%	6/1/29	141	144
	Paramount Global	4.375%	3/15/43	170	162
	Paramount Global	4.950%	5/19/50	85	89
	Sprint Corp.	7.125%	6/15/24	240	258
	Telefonica Emisiones SA	4.103%	3/8/27	170	174
	Telefonica Emisiones SA	5.213%	3/8/47	170	183
	Time Warner Cable LLC	4.500%	9/15/42	226	209
	T-Mobile USA Inc.	2.625%	2/15/29	275	251
	T-Mobile USA Inc.	3.375%	4/15/29	100	95
	T-Mobile USA Inc.	2.250%	11/15/31	210	184
	T-Mobile USA Inc.	3.000%	2/15/41	161	136
	Verizon Communications Inc.	4.862%	8/21/46	210	241
	Verizon Communications Inc.	5.012%	4/15/49	311	368
[8]	Videotron Ltd.	5.125%	4/15/27	50	51
[8]	VZ Secured Financing BV	5.000%	1/15/32	80	75
6

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	4.750%	11/15/46	113	130
[8]	Zayo Group Holdings Inc.	4.000%	3/1/27	140	129
					10,781
Consumer Discretionary (3.8%)
[8]	1011778 BC ULC	3.875%	1/15/28	140	133
[4]	American Honda Finance Corp.	3.625%	10/10/23	315	320
[4]	American Honda Finance Corp.	0.750%	8/9/24	815	777
[9]	American Honda Finance Corp.	1.950%	10/18/24	200	227
[8]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	140
	AutoZone Inc.	4.000%	4/15/30	179	184
	AutoZone Inc.	1.650%	1/15/31	30	26
[8]	BMW US Capital LLC	2.800%	4/11/26	390	385
	Boyd Gaming Corp.	4.750%	12/1/27	130	129
[8]	Carnival Corp.	5.750%	3/1/27	100	95
[8]	Carnival Corp.	4.000%	8/1/28	200	186
[8]	Cedar Fair LP	5.500%	5/1/25	290	298
[8]	Clarios Global LP	8.500%	5/15/27	130	135
[8]	Daimler Finance North America LLC	1.450%	3/2/26	791	737
	Dana Inc.	4.500%	2/15/32	65	58
	Ford Motor Co.	3.250%	2/12/32	100	89
	Ford Motor Credit Co. LLC	3.375%	11/13/25	200	196
	Ford Motor Credit Co. LLC	4.271%	1/9/27	110	108
	Ford Motor Credit Co. LLC	4.950%	5/28/27	350	356
	General Motors Co.	5.200%	4/1/45	170	172
	General Motors Financial Co. Inc.	1.250%	1/8/26	452	413
	Genuine Parts Co.	1.750%	2/1/25	330	316
[8]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	535	510
[8]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	155	159
	Home Depot Inc.	1.375%	3/15/31	402	347
	Home Depot Inc.	3.250%	4/15/32	210	210
	Home Depot Inc.	2.750%	9/15/51	170	146
	Honda Motor Co. Ltd.	2.967%	3/10/32	265	256
	Lennar Corp.	5.250%	6/1/26	1,554	1,639
[8]	Lithia Motors Inc.	4.625%	12/15/27	260	259
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	202
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	140	132
	Lowe's Cos. Inc.	3.350%	4/1/27	95	96
	Lowe's Cos. Inc.	3.750%	4/1/32	305	309
	Lowe's Cos. Inc.	4.450%	4/1/62	210	218
[8]	Macy's Retail Holdings LLC	5.875%	3/15/30	65	64
[8]	Macy's Retail Holdings LLC	6.125%	3/15/32	65	64
[8]	Mattel Inc.	3.375%	4/1/26	55	54
[8]	Mattel Inc.	5.875%	12/15/27	25	26
[8]	MIWD Holdco II LLC	5.500%	2/1/30	40	37
[8]	NCL Corp. Ltd.	5.875%	2/15/27	200	198
[8]	NCL Corp. Ltd.	7.750%	2/15/29	110	111
[8]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	1,096	961
[8]	Nissan Motor Co. Ltd.	3.522%	9/17/25	1,808	1,770
[4,9]	Nissan Motor Co. Ltd.	3.201%	9/17/28	200	222
[8]	Studio City Co. Ltd.	7.000%	2/15/27	125	119
[8]	Thor Industries Inc.	4.000%	10/15/29	140	123
	Toll Brothers Finance Corp.	4.875%	3/15/27	250	259
	Toyota Motor Credit Corp.	3.050%	3/22/27	375	374
[8]	Vail Resorts Inc.	6.250%	5/15/25	145	150
[4,10]	Volkswagen Financial Services NV	1.125%	9/18/23	300	386
7

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,9]	Volkswagen International Finance NV	3.375%	Perpetual	100	112
[4,9]	Volkswagen Leasing GmbH	1.375%	1/20/25	100	110
[8]	WMG Acquisition Corp.	3.750%	12/1/29	300	281
[5]	Yum! Brands Inc.	5.375%	4/1/32	415	416
					15,800
Consumer Staples (1.5%)
[8]	7-Eleven Inc.	1.800%	2/10/31	424	366
[8]	7-Eleven Inc.	2.500%	2/10/41	139	112
[8]	7-Eleven Inc.	2.800%	2/10/51	48	39
[9]	Altria Group Inc.	1.700%	6/15/25	100	110
	Altria Group Inc.	3.400%	2/4/41	155	126
	Altria Group Inc.	3.875%	9/16/46	170	144
	Altria Group Inc.	3.700%	2/4/51	170	139
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	520	578
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	429	409
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	341	369
[4,10]	BAT Capital Corp.	2.125%	8/15/25	100	126
	BAT Capital Corp.	4.540%	8/15/47	104	93
[4,10]	BAT International Finance plc	4.000%	9/4/26	100	133
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	100	110
	Constellation Brands Inc.	3.600%	2/15/28	291	290
	Constellation Brands Inc.	2.875%	5/1/30	376	353
	General Mills Inc.	3.000%	2/1/51	155	134
[8]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	305	305
[8]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	260	261
	Kraft Heinz Foods Co.	3.875%	5/15/27	130	132
	Kraft Heinz Foods Co.	3.750%	4/1/30	180	180
	Kraft Heinz Foods Co.	4.875%	10/1/49	120	127
	Kroger Co.	4.450%	2/1/47	93	99
[8]	Lamb Weston Holdings Inc.	4.125%	1/31/30	340	318
[8]	Performance Food Group Inc.	5.500%	10/15/27	130	129
[8]	Performance Food Group Inc.	4.250%	8/1/29	140	127
	Philip Morris International Inc.	2.100%	5/1/30	887	799
	Philip Morris International Inc.	4.500%	3/20/42	106	106
	Target Corp.	2.950%	1/15/52	180	166
					6,380
Energy (4.7%)
[8]	Antero Resources Corp.	5.375%	3/1/30	130	133
	BP Capital Markets America Inc.	3.194%	4/6/25	500	503
	BP Capital Markets America Inc.	3.937%	9/21/28	339	351
	BP Capital Markets America Inc.	4.234%	11/6/28	350	368
	BP Capital Markets America Inc.	2.721%	1/12/32	175	165
	BP Capital Markets America Inc.	3.060%	6/17/41	226	204
[9]	BP Capital Markets plc	3.250%	Perpetual	100	111
	Canadian Natural Resources Ltd.	3.850%	6/1/27	200	202
	Canadian Natural Resources Ltd.	6.250%	3/15/38	113	134
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	700	745
	Cheniere Energy Partners LP	4.000%	3/1/31	130	126
[8]	Colgate Energy Partners III LLC	5.875%	7/1/29	180	186
	ConocoPhillips Co.	2.400%	3/7/25	340	336
	ConocoPhillips Co.	3.800%	3/15/52	400	407
[8]	Continental Resources Inc.	2.268%	11/15/26	200	187
[8]	Continental Resources Inc.	2.875%	4/1/32	200	178
[8]	CrownRock LP	5.625%	10/15/25	130	132
8

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DCP Midstream Operating LP	5.625%	7/15/27	240	252
	Devon Energy Corp.	5.250%	9/15/24	226	236
	Devon Energy Corp.	4.750%	5/15/42	113	119
	Diamondback Energy Inc.	4.250%	3/15/52	340	336
[8]	DT Midstream Inc.	4.125%	6/15/29	270	259
	Enbridge Inc.	2.150%	2/16/24	250	247
	Enbridge Inc.	2.500%	2/14/25	180	176
[8]	Endeavor Energy Resources LP	6.625%	7/15/25	130	135
	Energy Transfer LP	4.950%	5/15/28	845	878
	Energy Transfer LP	5.400%	10/1/47	339	354
[8]	EnLink Midstream LLC	5.625%	1/15/28	190	194
	Enterprise Products Operating LLC	3.700%	1/31/51	305	280
[9]	Exxon Mobil Corp.	0.142%	6/26/24	200	218
	Exxon Mobil Corp.	2.440%	8/16/29	350	335
	Exxon Mobil Corp.	2.995%	8/16/39	339	314
	Exxon Mobil Corp.	3.095%	8/16/49	226	207
[4]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	550	232
[4]	Harvest Operations Corp.	1.000%	4/26/24	1,875	1,805
[4]	KazMunayGas National Co. JSC	5.375%	4/24/30	1,000	961
[8]	MEG Energy Corp.	6.500%	1/15/25	58	59
	MPLX LP	4.500%	4/15/38	396	404
	MPLX LP	4.950%	3/14/52	275	286
	Ovintiv Exploration Inc.	5.375%	1/1/26	500	530
	Petrobras Global Finance BV	6.250%	3/17/24	1,100	1,158
	Petrobras Global Finance BV	6.850%	6/5/15	300	280
[4]	Petronas Energy Canada Ltd.	2.112%	3/23/28	700	656
[8]	Range Resources Corp.	4.750%	2/15/30	130	129
[4]	SA Global Sukuk Ltd.	0.946%	6/17/24	1,100	1,054
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	700	734
	Shell International Finance BV	2.750%	4/6/30	300	291
	Southwestern Energy Co.	4.750%	2/1/32	100	100
	Suncor Energy Inc.	4.000%	11/15/47	147	147
[8]	Tap Rock Resources LLC	7.000%	10/1/26	70	72
[5]	Targa Resources Corp.	4.950%	4/15/52	170	173
	Targa Resources Partners LP	6.875%	1/15/29	45	48
	Targa Resources Partners LP	4.875%	2/1/31	250	252
[4,9]	TotalEnergies SE	1.750%	Perpetual	100	110
	TransCanada PipeLines Ltd.	4.100%	4/15/30	400	413
	Valero Energy Corp.	3.650%	12/1/51	370	328
	Valero Energy Corp.	4.000%	6/1/52	180	169
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	195
	Western Midstream Operating LP	4.550%	2/1/30	60	60
					19,654
Financials (10.1%)
	AerCap Ireland Capital DAC	3.150%	2/15/24	1,000	984
	AerCap Ireland Capital DAC	3.500%	1/15/25	565	555
	AerCap Ireland Capital DAC	2.450%	10/29/26	1,000	924
	AerCap Ireland Capital DAC	3.000%	10/29/28	550	507
	AerCap Ireland Capital DAC	3.300%	1/30/32	650	587
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	264
[4]	Air Lease Corp.	3.000%	2/1/30	275	253
	American Express Co.	2.550%	3/4/27	400	389
[4,9]	Athene Global Funding	1.875%	6/23/23	300	337
[4,9]	Athene Global Funding	1.125%	9/2/25	100	109
[8]	Athene Global Funding	1.985%	8/19/28	750	659
9

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Aviva plc	6.125%	11/14/36	100	145
[4,9]	Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	100	112
	Bank of America Corp.	0.976%	4/22/25	1,600	1,533
[4]	Bank of America Corp.	3.384%	4/2/26	1,400	1,398
	Bank of America Corp.	1.734%	7/22/27	900	837
	Bank of America Corp.	2.972%	7/21/52	275	235
	Bank of Nova Scotia	2.951%	3/11/27	274	269
	Bank of Nova Scotia	2.450%	2/2/32	222	204
[4,10]	Barclays plc	3.125%	1/17/24	100	132
	Barclays plc	5.200%	5/12/26	1,000	1,043
	Barclays plc	3.330%	11/24/42	500	435
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	100	97
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	200	163
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	400	409
[4,9]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	100	110
[4,9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	100	111
[4,9]	BNP Paribas SA	0.500%	7/15/25	200	218
[8]	BNP Paribas SA	1.323%	1/13/27	792	721
[5]	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	699
[5]	Canadian Imperial Bank of Commerce	3.450%	4/7/27	400	399
[5]	Canadian Imperial Bank of Commerce	3.600%	4/7/32	500	498
	Charles Schwab Corp.	2.450%	3/3/27	215	209
	Chubb INA Holdings Inc.	4.350%	11/3/45	271	296
[9]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	100	112
	Citigroup Inc.	2.014%	1/25/26	500	481
	Citigroup Inc.	4.125%	7/25/28	550	559
	Citigroup Inc.	2.561%	5/1/32	415	376
	Citigroup Inc.	4.650%	7/23/48	40	45
	CME Group Inc.	2.650%	3/15/32	300	287
[5,8]	Cooperatieve Rabobank UA	3.758%	4/6/33	370	369
[5,8]	Corebridge Financial Inc.	3.500%	4/4/25	100	100
[5,8]	Corebridge Financial Inc.	3.650%	4/5/27	150	150
[5,8]	Corebridge Financial Inc.	3.850%	4/5/29	330	330
[5,8]	Corebridge Financial Inc.	3.900%	4/5/32	200	200
[5,8]	Corebridge Financial Inc.	4.350%	4/5/42	190	190
[5,8]	Corebridge Financial Inc.	4.400%	4/5/52	300	300
[9]	Credit Agricole Assurances SA	4.250%	Perpetual	100	116
[4,9]	Danske Bank A/S	2.500%	6/21/29	100	112
[4]	Deutsche Bank AG	0.962%	11/8/23	2,200	2,138
	Deutsche Bank AG	2.129%	11/24/26	1,500	1,393
	Equitable Holdings Inc.	5.000%	4/20/48	150	163
	GATX Corp.	3.500%	6/1/32	300	289
	Goldman Sachs Group Inc.	1.757%	1/24/25	335	327
[9]	Goldman Sachs Group Inc.	3.375%	3/27/25	200	234
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,400	1,422
	Goldman Sachs Group Inc.	2.640%	2/24/28	280	268
	Goldman Sachs Group Inc.	2.615%	4/22/32	275	250
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	194
	HSBC Holdings plc	2.999%	3/10/26	800	785
[10]	HSBC Holdings plc	1.750%	7/24/27	200	247
	JPMorgan Chase & Co.	0.969%	6/23/25	750	716
	JPMorgan Chase & Co.	1.578%	4/22/27	485	452
	JPMorgan Chase & Co.	2.069%	6/1/29	1,550	1,425
10

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.963%	1/25/33	180	170
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	65	66
	JPMorgan Chase & Co.	3.157%	4/22/42	315	285
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	170	151
	JPMorgan Chase & Co.	3.328%	4/22/52	30	28
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	225	188
	Morgan Stanley	0.790%	5/30/25	1,350	1,283
	Morgan Stanley	1.593%	5/4/27	475	442
[9]	Morgan Stanley	0.406%	10/29/27	100	105
	Morgan Stanley	2.475%	1/21/28	300	286
	Morgan Stanley	2.943%	1/21/33	300	281
[4]	Morgan Stanley	3.971%	7/22/38	175	176
	Morgan Stanley	4.300%	1/27/45	180	189
[4]	Morgan Stanley	2.802%	1/25/52	50	42
[4,9]	Nationwide Building Society	2.000%	7/25/29	200	223
[4,9]	NatWest Group plc	1.750%	3/2/26	100	111
[4,10]	NIBC Bank NV	3.125%	11/15/23	200	264
	Nomura Holdings Inc.	2.679%	7/16/30	200	182
	OneMain Finance Corp.	3.500%	1/15/27	65	60
[10]	Pension Insurance Corp. plc	6.500%	7/3/24	100	141
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	100	145
	Progressive Corp.	2.500%	3/15/27	200	196
	Prudential Financial Inc.	3.935%	12/7/49	250	254
[10]	Rothesay Life plc	8.000%	10/30/25	100	150
[10]	Scottish Widows Ltd.	5.500%	6/16/23	100	136
	Synchrony Financial	3.950%	12/1/27	815	810
[4]	Toronto-Dominion Bank	2.350%	3/8/24	103	102
[4]	Toronto-Dominion Bank	3.200%	3/10/32	1,800	1,773
[4]	Wells Fargo & Co.	2.164%	2/11/26	650	629
[4]	Wells Fargo & Co.	3.526%	3/24/28	700	699
[4]	Wells Fargo & Co.	2.879%	10/30/30	300	285
[4]	Wells Fargo & Co.	3.068%	4/30/41	175	158
[4,10]	Wells Fargo Bank NA	5.250%	8/1/23	200	272
	Westpac Banking Corp.	1.953%	11/20/28	500	460
	Westpac Banking Corp.	3.133%	11/18/41	500	427
	Willis North America Inc.	2.950%	9/15/29	904	850
					41,890
Health Care (1.9%)
	AbbVie Inc.	3.200%	11/21/29	678	670
	AbbVie Inc.	4.050%	11/21/39	532	549
[4]	AdventHealth Obligated Group	2.795%	11/15/51	350	294
[9]	American Medical Systems Europe BV	0.750%	3/8/25	278	304
	AmerisourceBergen Corp.	4.300%	12/15/47	300	306
	Amgen Inc.	4.200%	2/22/52	250	259
	Amgen Inc.	4.400%	2/22/62	230	239
	Anthem Inc.	3.650%	12/1/27	315	321
	Anthem Inc.	3.125%	5/15/50	135	120
	AstraZeneca plc	4.375%	8/17/48	311	354
[8]	Bausch Health Cos. Inc.	6.125%	4/15/25	200	202
[8]	Bausch Health Cos. Inc.	5.250%	2/15/31	80	62
[8]	Baxter International Inc.	2.272%	12/1/28	225	208
[8]	Baxter International Inc.	3.132%	12/1/51	125	107
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	208
	Bristol-Myers Squibb Co.	2.350%	11/13/40	254	214
	Centene Corp.	2.450%	7/15/28	210	192
11

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Charles River Laboratories International Inc.	4.250%	5/1/28	135	132
	Cigna Corp.	4.800%	8/15/38	100	110
	CVS Health Corp.	4.300%	3/25/28	574	602
	CVS Health Corp.	1.750%	8/21/30	476	417
	GlaxoSmithKline Capital plc	3.375%	6/1/29	452	461
[8]	Roche Holdings Inc.	1.930%	12/13/28	450	418
[8]	Roche Holdings Inc.	2.076%	12/13/31	285	262
[8]	Tenet Healthcare Corp.	6.250%	2/1/27	130	134
[8]	Tenet Healthcare Corp.	4.250%	6/1/29	130	125
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	300	270
	UnitedHealth Group Inc.	2.750%	5/15/40	315	283
	Zoetis Inc.	4.700%	2/1/43	105	117
					7,940
Industrials (4.3%)
[8]	Air Canada	3.875%	8/15/26	200	189
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	197
[8]	American Airlines Inc.	11.750%	7/15/25	70	82
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	185	178
[8]	Aramark Services Inc.	5.000%	2/1/28	130	126
	Boeing Co.	4.875%	5/1/25	465	480
	Boeing Co.	5.150%	5/1/30	254	271
	Boeing Co.	5.705%	5/1/40	678	759
	Canadian Pacific Railway Co.	1.750%	12/2/26	120	113
	Canadian Pacific Railway Co.	4.800%	8/1/45	515	577
[8]	Clean Harbors Inc.	4.875%	7/15/27	75	75
	CSX Corp.	3.800%	11/1/46	283	284
[8]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	680	660
[8]	Delta Air Lines Inc.	4.750%	10/20/28	1,130	1,140
[4,9]	easyJet plc	0.875%	6/11/25	100	107
	Embraer Netherlands Finance BV	5.050%	6/15/25	700	707
	Emerson Electric Co.	2.000%	12/21/28	1,300	1,212
	Emerson Electric Co.	2.200%	12/21/31	260	240
	FedEx Corp.	3.250%	5/15/41	250	224
	FedEx Corp.	5.250%	5/15/50	100	116
	General Dynamics Corp.	3.750%	5/15/28	452	465
	General Dynamics Corp.	2.850%	6/1/41	226	205
[4,10]	Heathrow Funding Ltd.	6.750%	12/3/26	100	152
[8]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	283	256
[8]	JSW Infrastructure Ltd.	4.950%	1/21/29	930	884
	Lockheed Martin Corp.	1.850%	6/15/30	159	144
	Lockheed Martin Corp.	3.600%	3/1/35	113	114
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	3,390	3,530
[8]	Mueller Water Products Inc.	4.000%	6/15/29	150	141
	Northrop Grumman Corp.	4.030%	10/15/47	200	210
[5]	PACCAR Financial Corp.	2.850%	4/7/25	1,050	1,050
	Raytheon Technologies Corp.	4.625%	11/16/48	170	192
	Rockwell Automation Inc.	2.800%	8/15/61	158	127
[8]	Rolls-Royce plc	3.625%	10/14/25	180	175
	Teledyne Technologies Inc.	2.750%	4/1/31	700	649
[8]	TopBuild Corp.	3.625%	3/15/29	135	123
[8]	TransDigm Inc.	8.000%	12/15/25	85	89
[8]	TransDigm Inc.	6.250%	3/15/26	130	134
	TransDigm Inc.	4.875%	5/1/29	180	169
	Triton Container International Ltd.	3.250%	3/15/32	410	378
	Tyco Electronics Group SA	2.500%	2/4/32	240	223
12

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.839%	3/20/60	170	172
	Union Pacific Corp.	3.850%	2/14/72	200	198
[8]	United Airlines Inc.	4.375%	4/15/26	260	256
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	79	81
[8]	Vertiv Group Corp.	4.125%	11/15/28	140	128
[4,9]	Wizz Air Finance Co. BV	1.350%	1/19/24	100	108
					18,090
Materials (1.3%)
	Air Products and Chemicals Inc.	2.800%	5/15/50	113	99
[8]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/28	175	159
[8]	Axalta Coating Systems LLC	4.750%	6/15/27	180	173
	Ball Corp.	2.875%	8/15/30	80	72
	Ball Corp.	3.125%	9/15/31	90	80
[8]	Big River Steel LLC	6.625%	1/31/29	190	199
[8]	Canpack SA	3.875%	11/15/29	295	257
[8]	Chemours Co.	5.750%	11/15/28	85	83
[8]	Chemours Co.	4.625%	11/15/29	160	147
[8]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	283	286
[8]	Cleveland-Cliffs Inc.	6.750%	3/15/26	130	137
	Dow Chemical Co.	2.100%	11/15/30	150	135
	Dow Chemical Co.	3.600%	11/15/50	50	46
[8]	Element Solutions Inc.	3.875%	9/1/28	270	253
	Freeport-McMoRan Inc.	4.250%	3/1/30	260	262
	Freeport-McMoRan Inc.	4.625%	8/1/30	150	153
[8]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	510	517
[4,9]	Glencore Finance Europe Ltd.	1.750%	3/17/25	100	110
[8]	Glencore Funding LLC	4.000%	3/27/27	339	340
[8]	Graham Packaging Co. Inc.	7.125%	8/15/28	140	128
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	190	185
	LYB International Finance III LLC	3.375%	10/1/40	339	304
[8]	Minsur SA	4.500%	10/28/31	558	539
	Nucor Corp.	3.125%	4/1/32	260	251
	Nucor Corp.	3.850%	4/1/52	150	150
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	140	127
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	100	87
	Sherwin-Williams Co.	2.950%	8/15/29	150	145
	Sherwin-Williams Co.	3.300%	5/15/50	100	89
					5,513
Real Estate (1.2%)
[4,10]	Akelius Residential Property AB	2.375%	8/15/25	100	130
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	325	273
[9]	American Tower Corp.	0.450%	1/15/27	150	156
[4,9]	Aroundtown SA	0.625%	7/9/25	200	213
[4,9]	Aroundtown SA	1.625%	Perpetual	100	96
[9]	Aroundtown SA	3.375%	Perpetual	100	109
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	745
	Corporate Office Properties LP	2.250%	3/15/26	545	520
	Corporate Office Properties LP	2.000%	1/15/29	365	322
[9]	Digital Dutch Finco BV	0.625%	7/15/25	100	107
[9]	Fastighets AB Balder	1.875%	3/14/25	100	111
[10]	Hammerson plc	3.500%	10/27/25	100	127
[4,9]	Heimstaden Bostad AB	1.125%	1/21/26	200	214
[4]	Host Hotels & Resorts LP	2.900%	12/15/31	425	381
	Kimco Realty Corp.	4.250%	4/1/45	75	75
13

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,9]	Logicor Financing Sarl	0.750%	7/15/24	100	109
[8]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	190	192
[4,10]	Realty Income Corp.	1.875%	1/14/27	100	126
[4,9]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	100	106
[4,9]	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	100	100
	Simon Property Group LP	2.200%	2/1/31	315	284
	Simon Property Group LP	3.250%	9/13/49	135	121
[10]	Westfield America Management Ltd.	2.125%	3/30/25	100	126
	Weyerhaeuser Co.	3.375%	3/9/33	210	205
	Weyerhaeuser Co.	4.000%	3/9/52	205	204
					5,152
Technology (1.5%)
	Apple Inc.	2.375%	2/8/41	226	196
	Apple Inc.	4.250%	2/9/47	113	127
[8]	CommScope Inc.	6.000%	3/1/26	100	101
[8]	Condor Merger Sub Inc.	7.375%	2/15/30	160	154
	Dell International LLC	6.020%	6/15/26	1,130	1,226
	Global Payments Inc.	1.500%	11/15/24	170	163
	HP Inc.	4.000%	4/15/29	280	279
	HP Inc.	4.200%	4/15/32	250	249
	Intel Corp.	2.450%	11/15/29	452	431
	Intel Corp.	4.100%	5/19/46	186	198
	Microsoft Corp.	3.500%	2/12/35	283	296
	Microsoft Corp.	2.525%	6/1/50	141	122
	Microsoft Corp.	2.921%	3/17/52	300	280
[8]	MSCI Inc.	3.625%	11/1/31	200	188
	Oracle Corp.	3.250%	5/15/30	424	401
	Oracle Corp.	4.000%	11/15/47	424	375
[8]	S&P Global Inc.	2.700%	3/1/29	480	465
[8]	S&P Global Inc.	2.900%	3/1/32	180	175
[8]	S&P Global Inc.	3.700%	3/1/52	150	152
	Salesforce Inc.	2.700%	7/15/41	278	247
[5]	Workday Inc.	3.700%	4/1/29	230	230
					6,055
Utilities (2.7%)
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	200	194
	Ameren Corp.	1.750%	3/15/28	439	396
	American Electric Power Co. Inc.	2.031%	3/15/24	150	147
[4]	Appalachian Power Co.	2.700%	4/1/31	565	526
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	260	263
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	226	198
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	361
[8]	Calpine Corp.	5.125%	3/15/28	140	134
	CenterPoint Energy Inc.	2.950%	3/1/30	339	324
	CenterPoint Energy Inc.	3.700%	9/1/49	200	188
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	256
[4]	DTE Electric Co.	2.625%	3/1/31	226	215
	DTE Electric Co.	4.300%	7/1/44	226	240
	Duke Energy Carolinas LLC	2.850%	3/15/32	250	241
	Duke Energy Corp.	3.300%	6/15/41	226	205
	Duke Energy Progress LLC	3.400%	4/1/32	500	503
	Duke Energy Progress LLC	4.000%	4/1/52	275	292
[4,9]	Elia Transmission Belgium SA	0.875%	4/28/30	100	102
[4,9]	Enel SpA	3.375%	11/24/70	100	112
14

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Inc.	2.900%	9/15/29	300	287
	Eversource Energy	2.900%	3/1/27	400	392
[4]	Exelon Corp.	3.950%	6/15/25	665	680
[8]	Exelon Corp.	3.350%	3/15/32	700	683
	Exelon Corp.	4.450%	4/15/46	140	146
[8]	Exelon Corp.	4.100%	3/15/52	150	153
	FirstEnergy Corp.	2.650%	3/1/30	280	255
[8]	NextEra Energy Operating Partners LP	4.500%	9/15/27	120	120
	Pacific Gas & Electric Co.	3.150%	1/1/26	225	217
	Pacific Gas & Electric Co.	2.500%	2/1/31	57	49
	Pacific Gas & Electric Co.	4.500%	7/1/40	79	72
	Pacific Gas & Electric Co.	3.300%	8/1/40	80	66
	Pacific Gas & Electric Co.	3.500%	8/1/50	57	45
	PECO Energy Co.	3.700%	9/15/47	500	502
	Public Service Co. of Colorado	3.600%	9/15/42	565	550
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	210	202
	Sempra Energy	3.300%	4/1/25	200	200
	Sempra Energy	3.700%	4/1/29	300	302
	Southern California Edison Co.	3.450%	2/1/52	150	135
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	200	199
[8]	Vistra Operations Co. LLC	5.000%	7/31/27	130	128
	WEC Energy Group Inc.	2.200%	12/15/28	500	458
[10]	Western Power Distribution plc	3.625%	11/6/23	100	134
	Xcel Energy Inc.	2.350%	11/15/31	200	182
	Xcel Energy Inc.	3.500%	12/1/49	200	185
					11,239
Total Corporate Bonds (Cost $157,943)					148,494
Floating Rate Loan Interests (2.3%)
[11]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	5.500%	4/20/28	2,070	2,093
[11]	Bausch Health Cos. Inc. Term Loan B, SOFR + 5.250%	5.750%	1/27/27	320	316
[11]	Berry Global Inc. Term Loan Z, 1M USD LIBOR + 1.750%	2.071%	7/1/26	1,000	985
[11]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	2.460%	12/27/24	995	982
[11]	Clean Harbors Inc. Term Loan, 1M USD LIBOR + 2.000%	2.457%	10/8/28	997	988
[11]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	5.750%	8/2/27	44	44
[11]	Entegris Inc. Term Loan B, SOFR + 3.000%	3.300%	3/2/29	80	80
[11]	McAfee Corp. Tranche B-1 Term Loan, SOFR + 4.000%	4.500%	3/1/29	110	109
[11]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	3.750%	10/23/28	1,000	989
[11]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	3.006%	11/5/28	400	394
[11]	SkyMiles IP Ltd. Initial Term Loan, 3M USD LIBOR + 3.750%	4.750%	10/20/27	1,714	1,767
[11]	Southwestern Energy Co. Initial Term Loan, 3M USD LIBOR + 2.500%	3.151%	6/22/27	264	261
[11]	SS&C Technologies Holdings Inc. Term Loan B-6, SOFR + 2.250%	3.050%	3/22/29	91	90
[11]	SS&C Technologies Holdings Inc. Term Loan B-7, SOFR + 2.250%	3.050%	3/22/29	124	122
15

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	2.207%	5/30/25	398	394
Total Floating Rate Loan Interests (Cost $9,775)					9,614
Sovereign Bonds (10.6%)
[4]	Bermuda	4.854%	2/6/24	200	207
[4]	Dominican Republic	6.875%	1/29/26	1,200	1,279
[4,8]	Dominican Republic	5.500%	2/22/29	1,495	1,482
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	300	312
[4,8]	Federal Republic of Nigeria	8.375%	3/24/29	250	252
[4]	Federal Republic of Nigeria	7.625%	11/28/47	550	458
[4]	Federative Republic of Brazil	4.750%	1/14/50	650	545
[4]	Finance Department Government of Sharjah	4.000%	7/28/50	450	365
[4]	Gabonese Republic	6.950%	6/16/25	630	640
[4]	Islamic Republic of Pakistan	7.375%	4/8/31	600	447
[4]	Jamaica Government Bond	7.625%	7/9/25	500	540
[4]	Oman Government Bond	4.125%	1/17/23	600	607
[4]	Oman Government Bond	6.500%	3/8/47	450	441
	Paraguay Government International Bond	5.400%	3/30/50	600	605
[4,9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	908
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	968	950
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	10/24/42	200	202
[4]	Petroleos del Peru SA	5.625%	6/19/47	427	359
	Petroleos Mexicanos	6.490%	1/23/27	3,400	3,449
	Petroleos Mexicanos	6.750%	9/21/47	625	508
	Petroleos Mexicanos	6.350%	2/12/48	820	646
	Petroleos Mexicanos	6.950%	1/28/60	555	452
[4]	Republic of Chile	2.750%	1/31/27	989	969
[4]	Republic of Colombia	2.625%	3/15/23	2,600	2,586
[4]	Republic of Colombia	4.125%	5/15/51	675	511
[4]	Republic of El Salvador	7.625%	2/1/41	600	279
[4]	Republic of Guatemala	5.750%	6/6/22	430	432
[4]	Republic of Guatemala	4.500%	5/3/26	2,000	2,036
[4]	Republic of Honduras	7.500%	3/15/24	400	398
	Republic of Hungary	5.375%	2/21/23	6,900	7,071
	Republic of Hungary	5.375%	3/25/24	900	943
[9]	Republic of Hungary	1.625%	4/28/32	650	680
[4]	Republic of Kazakhstan	4.875%	10/14/44	715	703
[4]	Republic of Panama	4.000%	9/22/24	1,600	1,637
[4]	Republic of Panama	4.500%	4/16/50	250	248
[4]	Republic of Panama	3.870%	7/23/60	700	614
[4]	Republic of Paraguay	4.625%	1/25/23	1,500	1,515
[4]	Republic of Peru	3.600%	1/15/72	425	367
[4,8]	Republic of Romania	3.000%	2/27/27	700	680
	Republic of South Africa	5.750%	9/30/49	400	350
	Republic of the Philippines	3.700%	3/1/41	400	388
	Republic of Turkey	5.750%	5/11/47	200	149
[4]	Republic of Uzbekistan International Bond	4.750%	2/20/24	550	552
[4,9]	Serbia International Bond	1.500%	6/26/29	900	842
[4]	Ukraine Government Bond	7.750%	9/1/24	600	258
[4]	Ukraine Government Bond	6.876%	5/21/29	1,050	441
[4,12]	United Mexican States	7.750%	5/29/31	29,000	1,405
16

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,12]	United Mexican States	8.500%	11/18/38	9,500	484
[4]	United Mexican States	4.400%	2/12/52	1,000	921
[4,8]	Uzbekneftegaz JSC	4.750%	11/16/28	1,100	897
Total Sovereign Bonds (Cost $46,967)					44,010
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[13]	Vanguard Market Liquidity Fund (Cost $3,464)	0.312%		34,645	3,464
Total Investments (105.4%) (Cost $462,669)					439,517
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
[4,5]	Ginnie Mae II Pool (Proceeds $485)	2.000%	4/15/52–5/15/52	(500)	(474)
Other Assets and Liabilities—Net (-5.3%)					(22,017)
Net Assets (100%)					417,026
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $509,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $544,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $711,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Interest-only security.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $45,218,000, representing 10.8% of net assets.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Face amount denominated in Mexican pesos.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
17

Core-Plus Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	180	20,644	95
10-Year U.S. Treasury Note	June 2022	118	14,499	(109)
Long Gilt	June 2022	1	159	—
Long U.S. Treasury Bond	June 2022	15	2,251	11
Ultra Long U.S. Treasury Bond	June 2022	3	531	2
				(1)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(326)	(69,086)	109
Euro-Bobl	June 2022	(21)	(2,994)	86
Euro-Bund	June 2022	(9)	(1,580)	69
Euro-Schatz	June 2022	(8)	(980)	9
Ultra 10-Year U.S. Treasury Note	June 2022	(33)	(4,470)	(43)
				230
				229

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Credit Agricole CIB	4/19/22	USD	8,628	EUR	7,859	—	(70)
Credit Agricole CIB	4/19/22	USD	3,174	GBP	2,431	—	(19)
Goldman Sachs Bank USA	4/18/22	USD	1,945	MXN	40,819	—	(102)
						—	(191)
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.
18

Core-Plus Bond Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/20/26	USD	24,243	1.000	193	34
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	230	1.000	2	2	—	—
Republic of Chile/A1	6/20/27	GSI	1,600	1.000	24	19	5	—
					26	21	5	—
Credit Protection Purchased
Petroleos Mexicanos	12/20/26	BARC	2,000	(1.000)	194	197	—	(3)
					220	218	5	(3)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received[3] (%)	Interest Rate (Paid)[4] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/15/24	6/15/22	1,100	0.000	(2.000)	4	1
6/15/25	6/15/22	750	0.000	(2.000)	2	2
6/15/27	6/15/22	600	0.000	(1.750)	6	3
					12	6
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in British pound.
3 Based on 1-Day Sterling Overnight Interbank Average Rate (SONIA) as of the most recent payment date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Core-Plus Bond Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $459,205)	436,053
Affiliated Issuers (Cost $3,464)	3,464
Total Investments in Securities	439,517
Investment in Vanguard	15
Foreign Currency, at Value (Cost $950)	954
Receivables for Investment Securities Sold	80,882
Receivables for Accrued Income	2,377
Receivables for Capital Shares Issued	482
Swap Premiums Paid	218
Variation Margin Receivable—Futures Contracts	8
Unrealized Appreciation—Over-the-Counter Swap Contracts	5
Total Assets	524,458
Liabilities
Due to Custodian	195
Liability for Sale Commitments, at Value (Proceeds $485)	474
Payables for Investment Securities Purchased	105,454
Payables for Capital Shares Redeemed	927
Payables for Distributions	141
Payables to Vanguard	39
Variation Margin Payable—Centrally Cleared Swap Contracts	8
Unrealized Depreciation—Forward Currency Contracts	191
Unrealized Depreciation—Over-the-Counter Swap Contracts	3
Total Liabilities	107,432
Net Assets	417,026
20

Core-Plus Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	445,736
Total Distributable Earnings (Loss)	(28,710)
Net Assets	417,026

Investor Shares—Net Assets
Applicable to 4,803,892 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,027
Net Asset Value Per Share—Investor Shares	$9.37

Admiral Shares—Net Assets
Applicable to 19,843,883 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	371,999
Net Asset Value Per Share—Admiral Shares	$18.75
See accompanying Notes, which are an integral part of the Financial Statements.
21

Core-Plus Bond Fund
Statement of Operations

October 12, 2021[1] to March 31, 2022
($000)
Investment Income
Income
Interest[2]	3,550
Total Income	3,550
Expenses
The Vanguard Group—Note B
Investment Advisory Services	15
Management and Administrative—Investor Shares	52
Management and Administrative—Admiral Shares	288
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	11
Custodian Fees	8
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	385
Net Investment Income	3,165
Realized Net Gain (Loss)
Investment Securities Sold[2]	(5,615)
Futures Contracts	(997)
Swap Contracts	69
Forward Currency Contracts	831
Foreign Currencies	(8)
Realized Net Gain (Loss)	(5,720)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(23,141)
Futures Contracts	229
Swap Contracts	42
Forward Currency Contracts	(191)
Foreign Currencies	3
Change in Unrealized Appreciation (Depreciation)	(23,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,613)
1	Commencement of subscription period for the fund.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,000, ($9,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Core-Plus Bond Fund
Statement of Changes in Net Assets

October 12, 2021[1] to March 31, 2022
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,165
Realized Net Gain (Loss)	(5,720)
Change in Unrealized Appreciation (Depreciation)	(23,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,613)
Distributions
Investor Shares	(311)
Admiral Shares	(2,786)
Total Distributions	(3,097)
Capital Share Transactions
Investor Shares	48,090
Admiral Shares	397,646
Net Increase (Decrease) from Capital Share Transactions	445,736
Total Increase (Decrease)	417,026
Net Assets
Beginning of Period	—
End of Period	417,026
1	Commencement of subscription period for the fund.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Core-Plus Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout the Period	October 12, 2021[1] to March 31, 2022
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.070
Net Realized and Unrealized Gain (Loss) on Investments	(.633)
Total from Investment Operations	(.563)
Distributions
Dividends from Net Investment Income	(.067)
Distributions from Realized Capital Gains	—
Total Distributions	(.067)
Net Asset Value, End of Period	$9.37
Total Return[3]	-5.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45
Ratio of Total Expenses to Average Net Assets	0.30%
Ratio of Net Investment Income to Average Net Assets	1.65%
Portfolio Turnover Rate[4]	236%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 65% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Core-Plus Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout the Period	October 12, 2021[1] to March 31, 2022
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income[2]	.147
Net Realized and Unrealized Gain (Loss) on Investments	(1.255)
Total from Investment Operations	(1.108)
Distributions
Dividends from Net Investment Income	(.142)
Distributions from Realized Capital Gains	—
Total Distributions	(.142)
Net Asset Value, End of Period	$18.75
Total Return[3]	-5.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$372
Ratio of Total Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	1.74%
Portfolio Turnover Rate[4]	236%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 65% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Core-Plus Bond Fund
Notes to Financial Statements
Vanguard Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty
26

Core-Plus Bond Fund
risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 7% and 11% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended March 31, 2022, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
27

Core-Plus Bond Fund
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty
28

Core-Plus Bond Fund
may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended March 31, 2022, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 3% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously
29

Core-Plus Bond Fund
agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
8. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
9. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
30

Core-Plus Bond Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $15,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Core-Plus Bond Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	218,186	—	218,186
Asset-Backed/Commercial Mortgage-Backed Securities	—	15,749	—	15,749
Corporate Bonds	—	148,494	—	148,494
Floating Rate Loan Interests	—	9,614	—	9,614
Sovereign Bonds	—	44,010	—	44,010
Temporary Cash Investments	3,464	—	—	3,464
Total	3,464	436,053	—	439,517
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	474	—	474

Derivative Financial Instruments
Assets
Futures Contracts[1]	381	—	—	381
Swap Contracts	40[1]	5	—	45
Total	421	5	—	426
Liabilities
Futures Contracts[1]	152	—	—	152
Forward Currency Contracts	—	191	—	191
Swap Contracts	—	3	—	3
Total	152	194	—	346
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
32

Core-Plus Bond Fund
D.  At March 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	218	218
Unrealized Appreciation—Futures Contracts[1]	381	—	—	381
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	6	—	34	40
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	5	5
Total Assets	387	—	257	644

Unrealized Depreciation—Futures Contracts[1]	152	—	—	152
Unrealized Depreciation—Forward Currency Contracts	—	191	—	191
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	3	3
Total Liabilities	152	191	3	346
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended March 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(997)	—	—	(997)
Swap Contracts	132	—	(63)	69
Forward Currency Contracts	—	831	—	831
Realized Net Gain (Loss) on Derivatives	(865)	831	(63)	(97)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	229	—	—	229
Swap Contracts	6	—	36	42
Forward Currency Contracts	—	(191)	—	(191)
Change in Unrealized Appreciation (Depreciation) on Derivatives	235	(191)	36	80
33

Core-Plus Bond Fund
E.  As of March 31, 2022, gross unrealized appreciation and depreciation for investments, derivatives and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	462,291
Gross Unrealized Appreciation	1,765
Gross Unrealized Depreciation	(24,715)
Net Unrealized Appreciation (Depreciation)	(22,950)
F.  During the period ended March 31, 2022, the fund purchased $312,503,000 of investment securities and sold $80,963,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,244,451,000 and $1,016,832,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the period ended March 31, 2022, such purchases were $4,272,000 and sales were $2,694,000, resulting in net realized loss of $50,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	October 12, 2021[1] to March 31, 2022
	Amount ($000)	Shares (000)
Investor Shares
Issued	67,563	6,773
Issued in Lieu of Cash Distributions	250	26
Redeemed	(19,723)	(1,995)
Net Increase (Decrease)—Investor Shares	48,090	4,804
Admiral Shares
Issued	507,552	25,493
Issued in Lieu of Cash Distributions	2,217	114
Redeemed	(112,123)	(5,763)
Net Increase (Decrease)—Admiral Shares	397,646	19,844
1	Commencement of subscription period for the fund.
H.  Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
34

Trustees Approve Advisory Arrangement
Effective July 2021, the board of Vanguard Malvern Funds approved the launch of Vanguard Core-Plus Bond Fund, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. Following that initial approval and launch on October 12, 2021, the board renewed the fund’s investment advisory arrangement with Vanguard, through its Fixed Income Group, in March 2022. The board determined that initially approving and continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management.
In approving the renewal of the fund’s investment advisory arrangement, the board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, following the fund’s launch, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their March 2022 board meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The board also considered the factors discussed below, among others, in initially approving and renewing the fund’s investment advisory arrangement. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and since the fund’s inception in October 2021, in initially approving the advisory arrangement and approving the renewal, respectively. The board also took into account the organizational depth and stability of the advisor and noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval and continuation of the advisory arrangement.
Investment performance
In initially approving the advisory arrangement, the board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes. In approving the continuation of the advisory arrangement, the board considered the since-inception-performance of the fund, including any periods of
35

outperformance or underperformance, compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
In initially approving the advisory arrangement, the board concluded that the fund’s estimated expense ratio for the current fiscal year would be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expenses for the current fiscal year would also be below the peer-group average. In approving the continuation of the advisory arrangement, although the fund had not yet been in existence for a full fiscal year, the board concluded that the fund’s estimated expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
36

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core-Plus Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
37

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
QV0012 052022

Semiannual Report  |  March 31, 2022
Vanguard Multi-Sector Income Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended March 31, 2022
	Beginning Account Value 10/12/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Multi-Sector Income Bond Fund
Investor Shares	$1,000.00	$947.90	$1.81
Admiral™ Shares	1,000.00	948.90	1.36
Based on Hypothetical 5% Yearly Return
Multi-Sector Income Bond Fund
Investor Shares	$1,000.00	$1,021.42	$1.88
Admiral Shares	1,000.00	1,021.89	1.41
The calculations are based on expenses incurred in the period from inception on October 12, 2021, through March 31, 2022. The fund's annualized expense ratios for that period are 0.40% for Investor Shares and 0.30% for Admiral Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period from inception through March 31, 2022, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (170/365).
2

Multi-Sector Income Bond Fund
Fund Allocation
As of March 31, 2022

United States	69.9%
United Kingdom	5.4
Japan	2.9
Canada	2.7
Mexico	2.2
Colombia	1.4
Romania	1.3
Ireland	1.3
Dominican Republic	1.2
Peru	1.2
Other	10.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Multi-Sector Income Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.9%)
[1,2]	United States Treasury Note/Bond	0.250%	9/30/23	241	234
	United States Treasury Note/Bond	0.750%	12/31/23	543	529
	United States Treasury Note/Bond	1.250%	8/15/31	34	31
	United States Treasury Note/Bond	1.500%	2/15/25–11/30/28	214	207
	United States Treasury Note/Bond	1.750%	3/15/25	578	566
	United States Treasury Note/Bond	1.875%	2/28/29–2/15/32	182	176
	United States Treasury Note/Bond	2.000%	11/15/41	19	17
	United States Treasury Note/Bond	2.250%	2/15/52	180	172
	United States Treasury Note/Bond	2.375%	2/15/42	116	112
	United States Treasury Note/Bond	2.500%	3/31/27	30	30
	United States Treasury Note/Bond	2.750%	8/15/47	12	12
	United States Treasury Note/Bond	3.000%	2/15/47	14	15
	United States Treasury Note/Bond	4.375%	2/15/38	8	10
Total U.S. Government and Agency Obligations (Cost $2,132)					2,111
Corporate Bonds (75.0%)
Australia (0.8%)
[3]	Westpac Banking Corp.	4.322%	11/23/31	200	201
Belgium (0.5%)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	113	123
Brazil (0.9%)
	Petrobras Global Finance BV	5.999%	1/27/28	200	210
Canada (2.7%)
[4]	1011778 BC ULC	3.875%	1/15/28	80	76
[4]	Air Canada	3.875%	8/15/26	120	113
[4]	Antares Holdings LP	3.950%	7/15/26	250	233
	Canadian Natural Resources Ltd.	3.850%	6/1/27	50	51
	Canadian Pacific Railway Co.	1.750%	12/2/26	10	9
	Enbridge Inc.	2.150%	2/16/24	10	10
	Enbridge Inc.	2.500%	2/14/25	10	10
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	80	78
[4]	MEG Energy Corp.	6.500%	1/15/25	34	34
[4]	Videotron Ltd.	5.125%	4/15/27	20	20
					634
Ireland (1.2%)
	AerCap Ireland Capital DAC	1.150%	10/29/23	150	144
	AerCap Ireland Capital DAC	3.300%	1/30/32	150	135
					279
4

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Japan (2.9%)
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	200	203
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	315	314
	Nomura Holdings Inc.	2.172%	7/14/28	200	179
					696
Macao (0.2%)
[4]	Studio City Co. Ltd.	7.000%	2/15/27	50	48
Netherlands (0.1%)
[4]	VZ Secured Financing BV	5.000%	1/15/32	30	28
Poland (0.5%)
[4]	Canpack SA	3.875%	11/15/29	150	130
Thailand (0.9%)
[4]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	200	203
United Kingdom (5.4%)
	AstraZeneca Finance LLC	1.200%	5/28/26	60	56
	Barclays plc	4.375%	9/11/24	200	203
	BAT Capital Corp.	3.557%	8/15/27	113	110
	HSBC Holdings plc	2.999%	3/10/26	200	196
[3]	HSBC Holdings plc	1.645%	4/18/26	200	189
	Lloyds Banking Group plc	4.450%	5/8/25	200	205
[3]	NatWest Group plc	3.754%	11/1/29	200	198
[4]	Rolls-Royce plc	3.625%	10/14/25	125	122
					1,279
United States (58.9%)
[4]	7-Eleven Inc.	1.300%	2/10/28	63	55
	AbbVie Inc.	3.200%	5/14/26	75	75
	AbbVie Inc.	4.250%	11/14/28	113	119
[4]	Allison Transmission Inc.	4.750%	10/1/27	80	79
[4]	American Airlines Inc.	11.750%	7/15/25	55	64
[4]	American Airlines Inc.	5.500%	4/20/26	150	150
	Amgen Inc.	3.000%	2/22/29	40	39
[4]	Antero Resources Corp.	5.375%	3/1/30	80	82
[4]	Aramark Services Inc.	5.000%	2/1/28	80	78
[4]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/28	50	45
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	46
	AT&T Inc.	2.750%	6/1/31	60	56
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	160	154
	Ball Corp.	2.875%	8/15/30	15	13
	Ball Corp.	3.125%	9/15/31	60	54
	Bank of America Corp.	0.976%	4/22/25	88	84
	Bank of America Corp.	1.734%	7/22/27	88	82
[3]	Bank of America Corp.	4.271%	7/23/29	40	41
[3]	Bank of America Corp.	1.922%	10/24/31	35	30
[4]	Bausch Health Cos. Inc.	6.125%	4/15/25	120	121
[4]	Bausch Health Cos. Inc.	5.250%	2/15/31	40	31
[4]	Big River Steel LLC	6.625%	1/31/29	110	116
	Boeing Co.	2.750%	2/1/26	113	110
	Boeing Co.	5.150%	5/1/30	76	81
	Boston Properties LP	3.650%	2/1/26	60	61
	Boyd Gaming Corp.	4.750%	12/1/27	80	80
	BP Capital Markets America Inc.	3.194%	4/6/25	50	50
	BP Capital Markets America Inc.	4.234%	11/6/28	80	84
[4]	Cable One Inc.	4.000%	11/15/30	200	184
5

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Calpine Corp.	5.125%	3/15/28	80	76
[4]	Carnival Corp.	4.000%	8/1/28	130	121
[4]	CCO Holdings LLC	5.000%	2/1/28	80	79
[4]	CCO Holdings LLC	4.750%	3/1/30	80	77
[4]	Cedar Fair LP	5.500%	5/1/25	150	154
	Centene Corp.	2.450%	7/15/28	120	110
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	75	73
	Charter Communications Operating LLC	4.908%	7/23/25	120	124
[4]	Chemours Co.	5.750%	11/15/28	30	29
[4]	Chemours Co.	4.625%	11/15/29	60	55
	Cheniere Energy Partners LP	4.000%	3/1/31	80	78
[4]	Churchill Downs Inc.	4.750%	1/15/28	150	145
[3]	Citigroup Inc.	3.352%	4/24/25	85	85
	Citigroup Inc.	4.400%	6/10/25	55	57
	Citigroup Inc.	4.125%	7/25/28	35	36
[3]	Citigroup Inc.	2.666%	1/29/31	45	42
[4]	Clarios Global LP	6.250%	5/15/26	80	83
[4]	Clarios Global LP	8.500%	5/15/27	110	114
[4]	Clean Harbors Inc.	4.875%	7/15/27	155	156
[4]	Cleveland-Cliffs Inc.	6.750%	3/15/26	50	53
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	85	88
[4]	CommScope Inc.	6.000%	3/1/26	80	81
[4]	Condor Merger Sub Inc.	7.375%	2/15/30	60	58
[4,5]	Corebridge Financial Inc.	3.500%	4/4/25	10	10
[4,5]	Corebridge Financial Inc.	3.650%	4/5/27	10	10
[4,5]	Corebridge Financial Inc.	3.850%	4/5/29	10	10
[4,5]	Corebridge Financial Inc.	3.900%	4/5/32	10	10
[4]	CrownRock LP	5.625%	10/15/25	80	82
[4]	CSC Holdings LLC	4.625%	12/1/30	40	33
[4]	CSC Holdings LLC	3.375%	2/15/31	25	21
	CVS Health Corp.	2.625%	8/15/24	113	113
	CVS Health Corp.	4.300%	3/25/28	113	118
	DCP Midstream Operating LP	5.625%	7/15/27	140	147
	Dell International LLC	5.850%	7/15/25	115	123
[4]	Delta Air Lines Inc.	4.750%	10/20/28	185	187
	Devon Energy Corp.	5.850%	12/15/25	50	54
[4]	Directv Financing LLC	5.875%	8/15/27	100	99
[4]	DISH DBS Corp.	5.250%	12/1/26	45	43
	DISH DBS Corp.	5.125%	6/1/29	30	26
	Dominion Energy Inc.	4.250%	6/1/28	55	57
	Dow Chemical Co.	2.100%	11/15/30	50	45
[4]	DT Midstream Inc.	4.125%	6/15/29	160	154
	Duke Energy Progress LLC	3.400%	4/1/32	30	30
[4]	Element Solutions Inc.	3.875%	9/1/28	80	75
[4]	Endeavor Energy Resources LP	6.625%	7/15/25	80	83
	Energy Transfer LP	4.050%	3/15/25	120	122
	Energy Transfer LP	4.950%	5/15/28	75	78
[4]	EnLink Midstream LLC	5.625%	1/15/28	110	112
[4]	Exelon Corp.	3.350%	3/15/32	50	49
	Exxon Mobil Corp.	3.482%	3/19/30	45	46
	FirstEnergy Corp.	2.650%	3/1/30	160	145
	Ford Motor Credit Co. LLC	3.375%	11/13/25	70	68
	Ford Motor Credit Co. LLC	4.271%	1/9/27	90	89
	Ford Motor Credit Co. LLC	4.950%	5/28/27	50	51
	Freeport-McMoRan Inc.	4.250%	3/1/30	50	50
6

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	120	111
	General Dynamics Corp.	3.250%	4/1/25	98	99
	General Motors Financial Co. Inc.	3.950%	4/13/24	113	115
	Global Payments Inc.	1.500%	11/15/24	10	10
	Global Payments Inc.	2.150%	1/15/27	20	19
	Goldman Sachs Group Inc.	3.500%	4/1/25	60	60
	Goldman Sachs Group Inc.	2.383%	7/21/32	25	22
[4]	Graham Packaging Co. Inc.	7.125%	8/15/28	50	46
[4]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	15	15
[4]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	15	15
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	25	24
[4]	HCA Inc.	3.625%	3/15/32	30	29
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	55	56
	Home Depot Inc.	3.250%	4/15/32	15	15
	JPMorgan Chase & Co.	3.125%	1/23/25	65	65
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	95	95
	JPMorgan Chase & Co.	1.470%	9/22/27	65	60
	JPMorgan Chase & Co.	2.069%	6/1/29	40	37
	JPMorgan Chase & Co.	1.953%	2/4/32	50	44
	Kilroy Realty LP	4.750%	12/15/28	60	63
	Kraft Heinz Foods Co.	3.875%	5/15/27	70	71
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	80
	Kraft Heinz Foods Co.	4.875%	10/1/49	40	42
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	140	131
[4]	Level 3 Financing Inc.	4.250%	7/1/28	120	110
[4]	Lithia Motors Inc.	4.625%	12/15/27	110	110
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	117
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	80	75
	Lowe's Cos. Inc.	3.350%	4/1/27	5	5
	Lowe's Cos. Inc.	3.750%	4/1/32	15	15
	Lowe's Cos. Inc.	4.450%	4/1/62	10	10
[4]	Macy's Retail Holdings LLC	5.875%	3/15/30	50	49
[4]	Magallanes Inc.	3.428%	3/15/24	20	20
[4]	Magallanes Inc.	3.755%	3/15/27	70	70
[4]	Magallanes Inc.	4.054%	3/15/29	40	40
[4]	Magallanes Inc.	4.279%	3/15/32	30	30
[4]	Mattel Inc.	3.375%	4/1/26	20	20
[4]	Mattel Inc.	5.875%	12/15/27	15	16
	Merck & Co. Inc.	2.150%	12/10/31	40	37
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	355	370
[4]	MIWD Holdco II LLC	5.500%	2/1/30	15	14
	Mondelez International Inc.	2.750%	4/13/30	28	27
[3]	Morgan Stanley	1.512%	7/20/27	85	78
	MPLX LP	4.000%	3/15/28	75	76
[4]	MSCI Inc.	3.625%	11/1/31	60	56
[4]	Mueller Water Products Inc.	4.000%	6/15/29	75	71
[4]	NCL Corp. Ltd.	5.875%	2/15/27	75	74
[4]	NCL Corp. Ltd.	7.750%	2/15/29	35	35
	Netflix Inc.	4.875%	4/15/28	120	125
	Newmont Corp.	2.800%	10/1/29	55	53
[4]	News Corp.	3.875%	5/15/29	200	190
[4]	News Corp.	5.125%	2/15/32	50	50
[4]	Nexstar Media Inc.	5.625%	7/15/27	150	152
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	75	75
	Nucor Corp.	3.125%	4/1/32	30	29
7

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	80	73
	OneMain Finance Corp.	3.500%	1/15/27	25	23
[4]	Organon & Co.	4.125%	4/30/28	160	152
	Ovintiv Exploration Inc.	5.375%	1/1/26	50	53
	Pacific Gas & Electric Co.	2.100%	8/1/27	40	36
	Paramount Global	4.000%	1/15/26	85	87
[4]	Performance Food Group Inc.	5.500%	10/15/27	80	80
[4]	Performance Food Group Inc.	4.250%	8/1/29	80	73
	Philip Morris International Inc.	3.250%	11/10/24	60	60
	Philip Morris International Inc.	0.875%	5/1/26	60	55
	Pioneer Natural Resources Co.	1.900%	8/15/30	50	44
[4]	Range Resources Corp.	4.750%	2/15/30	50	50
	Realty Income Corp.	4.625%	11/1/25	60	63
	Realty Income Corp.	2.200%	6/15/28	70	65
[4]	S&P Global Inc.	2.700%	3/1/29	160	155
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	50	52
	Sabra Health Care LP	5.125%	8/15/26	50	51
[4]	SBL Holdings Inc.	5.000%	2/18/31	50	48
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	50	47
	Sempra Energy	3.300%	4/1/25	50	50
	Southern California Edison Co.	2.750%	2/1/32	30	28
	Southwestern Energy Co.	4.750%	2/1/32	40	40
	Sprint Corp.	7.125%	6/15/24	70	75
[4]	Tap Rock Resources LLC	7.000%	10/1/26	40	41
	Targa Resources Partners LP	4.000%	1/15/32	10	10
	Teledyne Technologies Inc.	2.750%	4/1/31	30	28
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	80	82
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	80	77
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	60	58
[4]	Thor Industries Inc.	4.000%	10/15/29	120	106
	T-Mobile USA Inc.	3.750%	4/15/27	85	86
	T-Mobile USA Inc.	2.625%	2/15/29	130	119
	T-Mobile USA Inc.	3.375%	4/15/29	50	48
	T-Mobile USA Inc.	3.875%	4/15/30	60	60
	Toll Brothers Finance Corp.	4.875%	3/15/27	140	145
[4]	TopBuild Corp.	3.625%	3/15/29	50	45
	Toyota Motor Credit Corp.	3.050%	3/22/27	20	20
[4]	TransDigm Inc.	8.000%	12/15/25	35	36
[4]	TransDigm Inc.	6.250%	3/15/26	80	82
	TransDigm Inc.	4.875%	5/1/29	120	113
[4]	United Airlines Inc.	4.375%	4/15/26	160	158
[4]	Vail Resorts Inc.	6.250%	5/15/25	70	72
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	120	117
	Viatris Inc.	2.300%	6/22/27	90	82
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	80	79
	VMware Inc.	4.700%	5/15/30	81	86
[3]	Wells Fargo & Co.	4.100%	6/3/26	50	51
	Western Digital Corp.	4.750%	2/15/26	110	112
	Western Midstream Operating LP	4.550%	2/1/30	40	40
	Willis North America Inc.	4.500%	9/15/28	35	36
[4]	WMG Acquisition Corp.	3.750%	12/1/29	125	117
	Xcel Energy Inc.	4.000%	6/15/28	50	51
8

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Yum! Brands Inc.	5.375%	4/1/32	75	75
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	190	175
					13,968
Total Corporate Bonds (Cost $18,709)					17,799
Floating Rate Loan Interests (2.8%)
Ireland (0.1%)
[6]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	3.006%	11/5/28	25	25
United States (2.7%)
[6]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	5.500%	4/20/28	55	56
[6]	Bausch Health Cos. Inc. Term Loan B, SOFR + 5.250%	5.750%	1/27/27	60	59
[6]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	2.460%	12/27/24	50	49
[6]	McAfee Corp. Tranche B-1 Term Loan, SOFR + 4.000%	4.500%	3/1/29	40	40
[6]	Nexstar Media Inc. Term Loan B-3, 1M USD LIBOR + 2.250%	2.707%	1/17/24	11	11
[6]	SkyMiles IP Ltd. Initial Term Loan, 3M USD LIBOR + 3.750%	4.750%	10/20/27	245	253
[6]	SS&C Technologies Holdings Inc. Term Loan B-6, SOFR + 2.250%	3.050%	3/22/29	25	25
[6]	SS&C Technologies Holdings Inc. Term Loan B-7, SOFR + 2.250%	3.050%	3/22/29	35	34
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	2.207%	5/30/25	119	118
					645
Total Floating Rate Loan Interests (Cost $677)					670
Sovereign Bonds (14.2%)
Argentina (0.4%)
[3]	Argentine Republic	0.500%	7/9/30	300	101
Chile (0.8%)
[3]	Republic of Chile	2.750%	1/31/27	200	196
Colombia (1.4%)
[3]	Republic of Colombia	5.000%	6/15/45	400	336
Dominican Republic (1.3%)
[3,4]	Dominican Republic	5.500%	2/22/29	300	297
El Salvador (0.2%)
[3]	Republic of El Salvador	8.625%	2/28/29	85	41
Germany (0.5%)
[7]	Federal Republic of Germany	0.000%	2/15/32	110	115
Indonesia (0.8%)
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	196
Mexico (2.3%)
	Petroleos Mexicanos	6.750%	9/21/47	159	129
9

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Petroleos Mexicanos	6.350%	2/12/48	100	79
[3,8]	United Mexican States	10.000%	11/20/36	5,600	321
					529
Nigeria (0.7%)
[3]	Federal Republic of Nigeria	7.625%	11/28/47	200	167
Pakistan (0.6%)
[3]	Islamic Republic of Pakistan	7.375%	4/8/31	200	149
Panama (0.8%)
[3]	Republic of Panama	4.500%	1/19/63	200	193
Peru (1.3%)
[3]	Petroleos del Peru SA	5.625%	6/19/47	350	294
Romania (1.3%)
[3,7]	Republic of Romania	2.500%	2/8/30	300	305
Turkey (0.6%)
	Republic of Turkey	5.750%	5/11/47	200	149
Ukraine (0.5%)
[3]	Ukraine Government Bond	7.375%	9/25/32	300	125
Uzbekistan (0.7%)
[3,4]	Uzbekneftegaz JSC	4.750%	11/16/28	200	163
Total Sovereign Bonds (Cost $3,760)					3,356
10

Multi-Sector Income Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[9]	Vanguard Market Liquidity Fund (Cost $146)	0.312%	1,459	146
Total Investments (101.5%) (Cost $25,424)				24,082
Other Assets and Liabilities—Net (-1.5%)				(363)
Net Assets (100%)				23,719
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $27,000 have been segregated as initial margin for recently closed centrally cleared swap contracts.
2	Securities with a value of $28,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $9,473,000, representing 39.9% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Mexican pesos.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.
USD—U.S. dollar.
11

Multi-Sector Income Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	2	424	(3)
Long U.S. Treasury Bond	June 2022	2	300	1
Ultra 10-Year U.S. Treasury Note	June 2022	5	677	(10)
				(12)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2022	(4)	(458)	7
10-Year U.S. Treasury Note	June 2022	(3)	(369)	13
Euro-Bund	June 2022	(2)	(351)	13
				33
				21

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Credit Agricole CIB	4/19/22	USD	406	EUR	370	—	(3)
Barclays Bank plc	4/19/22	USD	12	EUR	11	—	—
Goldman Sachs Bank USA	4/18/22	USD	173	MXN	3,598	—	(7)
						—	(10)
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.
12

Multi-Sector Income Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	70	1.000	1	1	—	—
Republic of Chile/A1	6/20/27	GSI	550	1.000	8	6	2	—
					9	7	2	—
Credit Protection Purchased
United Mexican States	12/20/26	GSI	750	(1.000)	(4)	(1)	—	(3)
					5	6	2	(3)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Multi-Sector Income Bond Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $25,278)	23,936
Affiliated Issuers (Cost $146)	146
Total Investments in Securities	24,082
Investment in Vanguard	1
Cash	233
Foreign Currency, at Value (Cost $19)	19
Receivables for Investment Securities Sold	215
Receivables for Accrued Income	236
Swap Premiums Paid	7
Variation Margin Receivable—Centrally Cleared Swap Contracts[1]	1
Unrealized Appreciation—Over-the-Counter Swap Contracts	2
Total Assets	24,796
Liabilities
Payables for Investment Securities Purchased	1,058
Payables to Vanguard	4
Swap Premiums Received	1
Variation Margin Payable—Futures Contracts	1
Unrealized Depreciation—Forward Currency Contracts	10
Unrealized Depreciation—Over-the-Counter Swap Contracts	3
Total Liabilities	1,077
Net Assets	23,719

At March 31, 2022, net assets consisted of:

Paid-in Capital	25,374
Total Distributable Earnings (Loss)	(1,655)
Net Assets	23,719

Investor Shares—Net Assets
Applicable to 101,491 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	948
Net Asset Value Per Share—Investor Shares	$9.34

Admiral Shares—Net Assets
Applicable to 1,218,441 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,771
Net Asset Value Per Share—Admiral Shares	$18.69
1	Represents variation margin on the last day of the reporting period for recently closed swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Multi-Sector Income Bond Fund
Statement of Operations

October 12, 2021[1] to March 31, 2022
($000)
Investment Income
Income
Interest[2]	373
Total Income	373
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative—Investor Shares	2
Management and Administrative—Admiral Shares	21
Custodian Fees	4
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	43
Expense Reduction—Note C	(8)
Net Expenses	35
Net Investment Income	338
Realized Net Gain (Loss)
Investment Securities Sold[2]	(280)
Futures Contracts	(15)
Swap Contracts	(11)
Forward Currency Contracts	25
Foreign Currencies	(6)
Realized Net Gain (Loss)	(287)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,342)
Futures Contracts	21
Swap Contracts	(1)
Forward Currency Contracts	(10)
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	(1,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,281)
1	Inception.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Multi-Sector Income Bond Fund
Statement of Changes in Net Assets

October 12, 2021[1] to March 31, 2022
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	338
Realized Net Gain (Loss)	(287)
Change in Unrealized Appreciation (Depreciation)	(1,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,281)
Distributions
Investor Shares	(15)
Admiral Shares	(359)
Total Distributions	(374)
Capital Share Transactions
Investor Shares	1,015
Admiral Shares	24,359
Net Increase (Decrease) from Capital Share Transactions	25,374
Total Increase (Decrease)	23,719
Net Assets
Beginning of Period	—
End of Period	23,719
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Multi-Sector Income Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout the Period	October 12, 2021[1] to March 31, 2022
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.130
Net Realized and Unrealized Gain (Loss) on Investments	(.646)
Total from Investment Operations	(.516)
Distributions
Dividends from Net Investment Income	(.127)
Distributions from Realized Capital Gains	(.017)
Total Distributions	(.144)
Net Asset Value, End of Period	$9.34
Total Return[3]	-5.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1
Ratio of Total Expenses to Average Net Assets	0.40%
Ratio of Net Investment Income to Average Net Assets	2.85%
Portfolio Turnover Rate	62%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Multi-Sector Income Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout the Period	October 12, 2021[1] to March 31, 2022
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income[2]	.269
Net Realized and Unrealized Gain (Loss) on Investments	(1.281)
Total from Investment Operations	(1.012)
Distributions
Dividends from Net Investment Income	(.264)
Distributions from Realized Capital Gains	(.034)
Total Distributions	(.298)
Net Asset Value, End of Period	$18.69
Total Return[3]	-5.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23
Ratio of Total Expenses to Average Net Assets	0.30%
Ratio of Net Investment Income to Average Net Assets	2.95%
Portfolio Turnover Rate	62%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Multi-Sector Income Bond Fund
Notes to Financial Statements
Vanguard Multi-Sector Income Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing
19

Multi-Sector Income Bond Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 6% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended March 31, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
20

Multi-Sector Income Bond Fund
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty
21

Multi-Sector Income Bond Fund
may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended March 31, 2022, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 3% and 3% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at March 31, 2022.
6. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
7. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
22

Multi-Sector Income Bond Fund
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
23

Multi-Sector Income Bond Fund
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Pursuant to the terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $8,000 (0.07%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,111	—	2,111
Corporate Bonds	—	17,799	—	17,799
Floating Rate Loan Interests	—	670	—	670
Sovereign Bonds	—	3,356	—	3,356
Temporary Cash Investments	146	—	—	146
Total	146	23,936	—	24,082

Derivative Financial Instruments
Assets
Futures Contracts[1]	34	—	—	34
Forward Currency Contracts	—	—	—	—
Swap Contracts	—	2	—	2
Total	34	2	—	36
24

Multi-Sector Income Bond Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	13	—	—	13
Forward Currency Contracts	—	10	—	10
Swap Contracts	—	3	—	3
Total	13	13	—	26
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	7	7
Unrealized Appreciation—Futures Contracts[1]	34	—	—	34
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	2	2
Total Assets	34	—	9	43

Swap Premiums Received	—	—	1	1
Unrealized Depreciation—Futures Contracts[1]	13	—	—	13
Unrealized Depreciation—Forward Currency Contracts	—	10	—	10
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	3	3
Total Liabilities	13	10	4	27
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
25

Multi-Sector Income Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended March 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(15)	—	—	(15)
Swap Contracts	(16)	—	5	(11)
Forward Currency Contracts	—	25	—	25
Realized Net Gain (Loss) on Derivatives	(31)	25	5	(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	21	—	—	21
Swap Contracts	—	—	(1)	(1)
Forward Currency Contracts	—	(10)	—	(10)
Change in Unrealized Appreciation (Depreciation) on Derivatives	21	(10)	(1)	10
F.  As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,435
Gross Unrealized Appreciation	76
Gross Unrealized Depreciation	(1,413)
Net Unrealized Appreciation (Depreciation)	(1,337)
G.  During the period ended March 31, 2022, the fund purchased $33,890,000 of investment securities and sold $10,549,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,483,000 and $4,240,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the period ended March 31, 2022, such purchases were $0 and sales were $177,000, resulting in net realized loss of $5,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
26

Multi-Sector Income Bond Fund
H.  Capital share transactions for each class of shares were:
	October 12, 2021[1] to March 31, 2022
	Amount ($000)	Shares (000)
Investor Shares
Issued	1,000	99
Issued in Lieu of Cash Distributions	15	2
Redeemed	—	—
Net Increase (Decrease)—Investor Shares	1,015	101
Admiral Shares
Issued	24,000	1,200
Issued in Lieu of Cash Distributions	359	18
Redeemed	—	—
Net Increase (Decrease)—Admiral Shares	24,359	1,218
1	Inception.
At March 31, 2022, a subsidiary of Vanguard was the record or beneficial owner of 100% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
27

Trustees Approve Advisory Arrangement
Effective July 2021, the board of Vanguard Malvern Funds approved the launch of Vanguard Multi-Sector Income Bond Fund, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. Following that initial approval and launch on October 12, 2021, the board has renewed the fund’s investment advisory arrangement with Vanguard, through its Fixed Income Group, in March 2022. The board determined that initially approving and continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management.
In approving the renewal of the fund’s investment advisory arrangement, the board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, following the fund’s launch, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their March 2022 board meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The board also considered the factors discussed below, among others, in initially approving and renewing the fund’s investment advisory arrangement. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and since the fund’s inception in October 2021, in initially approving the advisory arrangement and approving the renewal, respectively. The board also took into account the organizational depth and stability of the advisor and noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval and continuation of the advisory arrangement.
Investment performance
In initially approving the advisory arrangement, the board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes. In approving the continuation of the advisory arrangement, the board considered the since-inception performance of the fund, including any periods of
28

outperformance or underperformance, compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
In initially approving the advisory arrangement, the board concluded that the fund’s estimated expense ratio for the current fiscal year would be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expenses for the current fiscal year would also be below the peer-group average. In approving the continuation of the advisory arrangement, while the fund had not yet been in existence for a full fiscal year, the board concluded that the fund’s estimated expense ratio was below the average expense ratio charged by funds in its peer group, and that the fund’s estimated advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
29

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Multi-Sector Income Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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All rights reserved.
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Q41812 052022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

VANGUARD MALVERN FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.